As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-22708)

Brown Advisory Funds
(Exact name of Registrant as specified in charter)

901 South Bond Street Suite 400

Baltimore, MD 21231
(Address of principal executive offices) (Zip code)

Paul J. Chew

Principal Executive Officer

Brown Advisory Funds

901 South Bond Street Suite 400

Baltimore, MD 21231
(Name and address of agent for service)

(410) 537-5400

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Explanatory Note

The registrant is filing this amendment to Form N-CSR for the period ended June 30, 2024 (“Amendment”), originally filed with the Securities and Exchange Commission on September 6, 2024 (Accession Number 0001133228-24-008888) to restate the financial statements for the Emerging Markets Select Fund for the period ended June 30, 2024 to reflect the correct accrual for a non-U.S. deferred tax liability. The impact of this restatement on the registrant’s financial statements for the period ended June 30, 2024 are described in Note 9 to the financial statements contained in Item 7. The impact of this restatement also resulted in updated net assets, cumulative return amounts, average annual total return percentages, and the percentages of portfolio investments that are based on net assets for each class of shares of the Emerging Markets Select Fund in Item 1. Updated information is included in Item 16 of this Amendment.

In connection with the Amendment, the Registrant is filing as exhibits to this Amendment updated certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002.

Except as set forth above, this Amendment does not amend, update, or modify any other items or disclosures found in the original Form N-CSR filing.

Item 1. Reports to Stockholders.

(a)

Brown Advisory Growth Equity Fund
Institutional Shares | BAFGX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.68%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance in the Fund was driven primarily by health care. Sentiment within health care was weak during the 3rd quarter of 2023, as investors continued to deliberate any potential impacts from GLP-1s. Information Technology was the best performing sector both in absolute terms and from a relative perspective, driven by NVIDIA Corporation, a market leader in advanced graphic processing units. The stock traded up sharply over the period following robust financial results and investor excitement for Artificial Intelligence, broadly.
POSITIONING
The Fund’s allocation to Information Technology increased during the period, primarily from strong absolute performance and the additions of Cadence Design Systems, Marvell Technology and Workday. Our exposure to health care also decreased during the period due to the exit of DexCom. While DexCom executed on penetrating several patient populations during our 7-year ownership period, there are fewer unserved patient population into which the company can expand.
PERFORMANCE
The Fund delivered strong absolute performance during the period, underperforming the benchmark.

Top Contributors
↑	NVIDIA Corporation
↑	Costco Wholesale Corporation
↑	ServiceNow, Inc.

Top Detractors
↓	Estee Lauder Companies Inc. Class A
↓	Chewy, Inc. Class A
↓	DexCom, Inc.
How did the Fund perform over the past 10 years?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	19.68	11.50	12.53
Russell 1000 Index	23.88	14.61	12.51
Russell 1000 Growth Index	33.48	19.34	16.33
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Growth Equity Fund	PAGE 1	TSR-AR-115233702

Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,144,404,469
Number of Holdings	32

Net Advisory Fee	$11,163,764
Portfolio Turnover	33%
Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Information Technology	35.5%
Health Care	15.9%
Industrials	14.4%
Financials	10.8%
Consumer Discretionary	8.9%
Consumer Staples	4.7%
Communication Services	4.0%
Real Estate	2.7%
Cash & Other	3.1%

Top 10 Issuers	(%)
Amazon.com, Inc.	5.0%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.9%
Costco Wholesale Corp.	4.7%
ServiceNow, Inc.	4.2%
Intuitive Surgical, Inc.	4.2%
Intuit, Inc.	4.0%
Alphabet, Inc.	4.0%
Hilton Worldwide Holdings, Inc.	3.9%
Mastercard, Inc.	3.7%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Growth Equity Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Growth Equity Fund	PAGE 2	TSR-AR-115233702

Brown Advisory Growth Equity Fund
Investor Shares | BIAGX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$91	0.83%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance in the Fund was driven primarily by health care. Sentiment within health care was weak during the 3rd quarter of 2023, as investors continued to deliberate any potential impacts from GLP-1s. Information Technology was the best performing sector both in absolute terms and from a relative perspective, driven by NVIDIA Corporation, a market leader in advanced graphic processing units. The stock traded up sharply over the period following robust financial results and investor excitement for Artificial Intelligence, broadly.
POSITIONING
The Fund’s allocation to Information Technology increased during the period, primarily from strong absolute performance and the additions of Cadence Design Systems, Marvell Technology and Workday. Our exposure to health care also decreased during the period due to the exit of DexCom. While DexCom executed on penetrating several patient populations during our 7-year ownership period, there are fewer unserved patient population into which the company can expand.
PERFORMANCE
The Fund delivered strong absolute performance during the period, underperforming the benchmark.

Top Contributors
↑	NVIDIA Corporation
↑	Costco Wholesale Corporation
↑	ServiceNow, Inc.

Top Detractors
↓	Estee Lauder Companies Inc. Class A
↓	Chewy, Inc. Class A
↓	DexCom, Inc.
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	19.53	11.33	12.36
Russell 1000 Index	23.88	14.61	12.51
Russell 1000 Growth Index	33.48	19.34	16.33
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Growth Equity Fund	PAGE 1	TSR-AR-115233504

Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,144,404,469
Number of Holdings	32

Net Advisory Fee	$11,163,764
Portfolio Turnover	33%
Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Information Technology	35.5%
Health Care	15.9%
Industrials	14.4%
Financials	10.8%
Consumer Discretionary	8.9%
Consumer Staples	4.7%
Communication Services	4.0%
Real Estate	2.7%
Cash & Other	3.1%

Top 10 Issuers	(%)
Amazon.com, Inc.	5.0%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.9%
Costco Wholesale Corp.	4.7%
ServiceNow, Inc.	4.2%
Intuitive Surgical, Inc.	4.2%
Intuit, Inc.	4.0%
Alphabet, Inc.	4.0%
Hilton Worldwide Holdings, Inc.	3.9%
Mastercard, Inc.	3.7%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Growth Equity Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Growth Equity Fund	PAGE 2	TSR-AR-115233504

Brown Advisory Growth Equity Fund
Advisor Shares | BAGAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$118	1.08%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance in the Fund was driven primarily by health care. Sentiment within health care was weak during the 3rd quarter of 2023, as investors continued to deliberate any potential impacts from GLP-1s. Information Technology was the best performing sector both in absolute terms and from a relative perspective, driven by NVIDIA Corporation, a market leader in advanced graphic processing units. The stock traded up sharply over the period following robust financial results and investor excitement for Artificial Intelligence, broadly.
POSITIONING
The Fund’s allocation to Information Technology increased during the period, primarily from strong absolute performance and the additions of Cadence Design Systems, Marvell Technology and Workday. Our exposure to health care also decreased during the period due to the exit of DexCom. While DexCom executed on penetrating several patient populations during our 7-year ownership period, there are fewer unserved patient population into which the company can expand.
PERFORMANCE
The Fund delivered strong absolute performance during the period, underperforming the benchmark.

Top Contributors
↑	NVIDIA Corporation
↑	Costco Wholesale Corporation
↑	ServiceNow, Inc.

Top Detractors
↓	Estee Lauder Companies Inc. Class A
↓	Chewy, Inc. Class A
↓	DexCom, Inc.
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	19.22	11.06	12.08
Russell 1000 Index	23.88	14.61	12.51
Russell 1000 Growth Index	33.48	19.34	16.33
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Growth Equity Fund	PAGE 1	TSR-AR-115233603

Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,144,404,469
Number of Holdings	32

Net Advisory Fee	$11,163,764
Portfolio Turnover	33%
Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Information Technology	35.5%
Health Care	15.9%
Industrials	14.4%
Financials	10.8%
Consumer Discretionary	8.9%
Consumer Staples	4.7%
Communication Services	4.0%
Real Estate	2.7%
Cash & Other	3.1%

Top 10 Issuers	(%)
Amazon.com, Inc.	5.0%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.9%
Costco Wholesale Corp.	4.7%
ServiceNow, Inc.	4.2%
Intuitive Surgical, Inc.	4.2%
Intuit, Inc.	4.0%
Alphabet, Inc.	4.0%
Hilton Worldwide Holdings, Inc.	3.9%
Mastercard, Inc.	3.7%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Growth Equity Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Growth Equity Fund	PAGE 2	TSR-AR-115233603

Brown Advisory Flexible Equity Fund
Institutional Shares | BAFFX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	0.53%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the S&P 500 Index.
The largest market capitalization companies continue to dominate investors’ interest and have led the returns in the marketplace. Fund holdings Microsoft and Apple each surpassed a $3 trillion market valuation, a feat unimaginable just a few years ago. Within the larger capitalization category, growth stocks have significantly outperformed value stocks.
WHAT FACTORS INFLUENCED PERFORMANCE
Security selection had a larger effect on the portfolio than sector allocation.  The outperformance of the Fund was driven by Communication Services, Consumer Discretionary and Industrials sectors. These sectors had a significantly higher return than the sectors in the Index. Within these sectors, Alphabet, Meta Platforms, Amazon, GE Aerospace and United Rentals were top contributors to the Fund’s return. Interestingly, the Information Technology sector was the Fund’s second biggest contributor to return but the largest detractor as compared to the Index. The sector in the Fund had a lower weighting and lower return than the Index.
POSITIONING
The sector weightings did not change meaningfully during the twelve-month period.  We focus on individual company selection and seek to incorporate a reasonable balance of sector exposure as part of our risk management process. We believe that companies in the same sectors can vary as greatly in their business economics and profiles as companies in completely different sectors.
PERFORMANCE
The portfolio return exceeded the S&P 500 Index. Security selection had a larger effect on the portfolio than sector allocation.

Top Contributors
↑	Meta Platforms Inc Class A
↑	Microsoft Corporation
↑	KKR & Co Inc

Top Detractors
↓	Align Technology, Inc.
↓	CarMax, Inc.
↓	Edwards Lifesciences Corporation
How did the Fund perform over the past 10 years?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	27.63	15.72	13.12
S&P 500 Index	24.56	15.05	12.86
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR_AR_115233843

Key Fund Statistics (as of June 30, 2024)

Net Assets	$926,396,606
Number of Holdings	47

Net Advisory Fee	$3,382,149
Portfolio Turnover	15%
Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	26.2%
Information Technology	21.1%
Communication Services	12.7%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	8.5%
Energy	2.9%
Consumer Staples	1.0%
Real Estate	0.8%
Cash & Other	3.6%

Top 10 Issuers	(%)
Microsoft Corp.	7.4%
Alphabet, Inc.	6.8%
Meta Platforms, Inc.	4.7%
Visa, Inc.	4.2%
Mastercard, Inc.	4.2%
Amazon.com, Inc.	4.1%
Berkshire Hathaway, Inc.	3.8%
KKR & Co., Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
First American Government Obligations Fund	3.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Flexible Equity Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Flexible Equity Fund	PAGE 2	TSR_AR_115233843

Brown Advisory Flexible Equity Fund
Investor Shares | BIAFX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$77	0.68%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the S&P 500 Index.
The largest market capitalization companies continue to dominate investors’ interest and have led the returns in the marketplace. Fund holdings Microsoft and Apple each surpassed a $3 trillion market valuation, a feat unimaginable just a few years ago. Within the larger capitalization category, growth stocks have significantly outperformed value stocks.
WHAT FACTORS INFLUENCED PERFORMANCE
Security selection had a larger effect on the portfolio than sector allocation.  The outperformance of the Fund was driven by Communication Services, Consumer Discretionary and Industrials sectors. These sectors had a significantly higher return than the sectors in the Index. Within these sectors, Alphabet, Meta Platforms, Amazon, GE Aerospace and United Rentals were top contributors to the Fund’s return. Interestingly, the Information Technology sector was the Fund’s second biggest contributor to return but the largest detractor as compared to the Index. The sector in the Fund had a lower weighting and lower return than the Index.
POSITIONING
The sector weightings did not change meaningfully during the twelve-month period.  We focus on individual company selection and seek to incorporate a reasonable balance of sector exposure as part of our risk management process. We believe that companies in the same sectors can vary as greatly in their business economics and profiles as companies in completely different sectors.
PERFORMANCE
The portfolio return exceeded the S&P 500 Index. Security selection had a larger effect on the portfolio than sector allocation.

Top Contributors
↑	Meta Platforms Inc Class A
↑	Microsoft Corporation
↑	KKR & Co Inc

Top Detractors
↓	Align Technology, Inc.
↓	CarMax, Inc.
↓	Edwards Lifesciences Corporation
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	27.46	15.55	12.95
S&P 500 Index	24.56	15.05	12.86
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR_AR_115233868

Key Fund Statistics (as of June 30, 2024)

Net Assets	$926,396,606
Number of Holdings	47

Net Advisory Fee	$3,382,149
Portfolio Turnover	15%
Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	26.2%
Information Technology	21.1%
Communication Services	12.7%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	8.5%
Energy	2.9%
Consumer Staples	1.0%
Real Estate	0.8%
Cash & Other	3.6%

Top 10 Issuers	(%)
Microsoft Corp.	7.4%
Alphabet, Inc.	6.8%
Meta Platforms, Inc.	4.7%
Visa, Inc.	4.2%
Mastercard, Inc.	4.2%
Amazon.com, Inc.	4.1%
Berkshire Hathaway, Inc.	3.8%
KKR & Co., Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
First American Government Obligations Fund	3.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Flexible Equity Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Flexible Equity Fund	PAGE 2	TSR_AR_115233868

Brown Advisory Flexible Equity Fund
Advisor Shares | BAFAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$106	0.93%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the S&P 500 Index.
The largest market capitalization companies continue to dominate investors’ interest and have led the returns in the marketplace. Fund holdings Microsoft and Apple each surpassed a $3 trillion market valuation, a feat unimaginable just a few years ago. Within the larger capitalization category, growth stocks have significantly outperformed value stocks.
WHAT FACTORS INFLUENCED PERFORMANCE
Security selection had a larger effect on the portfolio than sector allocation.  The outperformance of the Fund was driven by Communication Services, Consumer Discretionary and Industrials sectors. These sectors had a significantly higher return than the sectors in the Index. Within these sectors, Alphabet, Meta Platforms, Amazon, GE Aerospace and United Rentals were top contributors to the Fund’s return. Interestingly, the Information Technology sector was the Fund’s second biggest contributor to return but the largest detractor as compared to the Index. The sector in the Fund had a lower weighting and lower return than the Index.
POSITIONING
The sector weightings did not change meaningfully during the twelve-month period.  We focus on individual company selection and seek to incorporate a reasonable balance of sector exposure as part of our risk management process. We believe that companies in the same sectors can vary as greatly in their business economics and profiles as companies in completely different sectors.
PERFORMANCE
The portfolio return exceeded the S&P 500 Index. Security selection had a larger effect on the portfolio than sector allocation.

Top Contributors
↑	Meta Platforms Inc Class A
↑	Microsoft Corporation
↑	KKR & Co Inc

Top Detractors
↓	Align Technology, Inc.
↓	CarMax, Inc.
↓	Edwards Lifesciences Corporation
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	27.13	15.26	12.67
S&P 500 Index	24.56	15.05	12.86
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR-AR-115233850

Key Fund Statistics (as of June 30, 2024)

Net Assets	$926,396,606
Number of Holdings	47

Net Advisory Fee	$3,382,149
Portfolio Turnover	15%
Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	26.2%
Information Technology	21.1%
Communication Services	12.7%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	8.5%
Energy	2.9%
Consumer Staples	1.0%
Real Estate	0.8%
Cash & Other	3.6%

Top 10 Issuers	(%)
Microsoft Corp.	7.4%
Alphabet, Inc.	6.8%
Meta Platforms, Inc.	4.7%
Visa, Inc.	4.2%
Mastercard, Inc.	4.2%
Amazon.com, Inc.	4.1%
Berkshire Hathaway, Inc.	3.8%
KKR & Co., Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
First American Government Obligations Fund	3.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Flexible Equity Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Flexible Equity Fund	PAGE 2	TSR-AR-115233850

Brown Advisory Sustainable Growth Fund
Institutional Shares | BAFWX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$68	0.60%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector positioning and stock selection positively impacted relative returns against the Russell 1000 Index. The strategy benefited from its overweight in information technology and lack of exposure to consumer staples, outweighing the negative effects of underweighting communication services and overweighting health care. Inclusive of stock selection and interaction, strong performance in information technology, industrials, and consumer discretionary overshadowed underperformance in health care and financials. Semiconductor holdings, such as NVDA, MPWR, CDNS, and KLAC, performed well due to investor enthusiasm for artificial intelligence and demand for data center technologies. The strategy’s sector exposures result from bottom-up stock-picking, not sector preferences or macro inputs.
POSITIONING
Adhering to the strategy’s portfolio construction philosophy, we balanced durable and rapid growth companies while ensuring diversification by business model, end market exposure, and growth theme. Trading activity increased slightly, with nine name swaps and strategic position re-sizing trades to optimize the upside potential to downside risk ratio at the security and portfolio levels. These actions are seen as upgrades that position the strategy for future success.
PERFORMANCE
The Fund’s outperformance was driven by strong stock selection, beneficial sector positioning, and favorable exposure to the emerging artificial intelligence megatrend.

Top Contributors
↑	NVIDIA Corporation
↑	Amazon.com, Inc.
↑	Microsoft Corporation

Top Detractors
↓	Block, Inc. Class A
↓	Bio-Rad Laboratories, Inc. Class A
↓	West Pharmaceutical Services, Inc.
How did the Fund perform over the past 10 years?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	27.47	16.39	16.32
Russell 1000 Index	23.88	14.61	12.51
Russell 1000 Growth Index	33.48	19.34	16.33
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-AR-115233207

Key Fund Statistics (as of June 30, 2024)

Net Assets	$9,953,876,192
Number of Holdings	34

Net Advisory Fee	$44,709,096
Portfolio Turnover	35%
Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Information Technology	41.7%
Financials	16.2%
Health Care	13.9%
Consumer Discretionary	11.4%
Industrials	9.1%
Communication Services	4.1%
Materials	1.8%
Cash & Other	1.8%

Top 10 Issuers	(%)
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.6%
Intuit, Inc.	4.6%
Alphabet, Inc.	4.1%
ServiceNow, Inc.	4.1%
Visa, Inc.	3.9%
Danaher Corp.	3.1%
KKR & Co., Inc.	3.1%
Monolithic Power Systems, Inc.	3.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Sustainable Growth Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Growth Fund	PAGE 2	TSR-AR-115233207

Brown Advisory Sustainable Growth Fund
Investor Shares | BIAWX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$85	0.75%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector positioning and stock selection positively impacted relative returns against the Russell 1000 Index. The strategy benefited from its overweight in information technology and lack of exposure to consumer staples, outweighing the negative effects of underweighting communication services and overweighting health care. Inclusive of stock selection and interaction, strong performance in information technology, industrials, and consumer discretionary overshadowed underperformance in health care and financials. Semiconductor holdings, such as NVDA, MPWR, CDNS, and KLAC, performed well due to investor enthusiasm for artificial intelligence and demand for data center technologies. The strategy’s sector exposures result from bottom-up stock-picking, not sector preferences or macro inputs.
POSITIONING
Adhering to the strategy’s portfolio construction philosophy, we balanced durable and rapid growth companies while ensuring diversification by business model, end market exposure, and growth theme. Trading activity increased slightly, with nine name swaps and strategic position re-sizing trades to optimize the upside potential to downside risk ratio at the security and portfolio levels. These actions are seen as upgrades that position the strategy for future success.
PERFORMANCE
The Fund’s outperformance was driven by strong stock selection, beneficial sector positioning, and favorable exposure to the emerging artificial intelligence megatrend.

Top Contributors
↑	NVIDIA Corporation
↑	Amazon.com, Inc.
↑	Microsoft Corporation

Top Detractors
↓	Block, Inc. Class A
↓	Bio-Rad Laboratories, Inc. Class A
↓	West Pharmaceutical Services, Inc.
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	27.31	16.22	16.15
Russell 1000 Index	23.88	14.61	12.51
Russell 1000 Growth Index	33.48	19.34	16.33
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-AR-115233306

Key Fund Statistics (as of June 30, 2024)

Net Assets	$9,953,876,192
Number of Holdings	34

Net Advisory Fee	$44,709,096
Portfolio Turnover	35%
Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Information Technology	41.7%
Financials	16.2%
Health Care	13.9%
Consumer Discretionary	11.4%
Industrials	9.1%
Communication Services	4.1%
Materials	1.8%
Cash & Other	1.8%

Top 10 Issuers	(%)
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.6%
Intuit, Inc.	4.6%
Alphabet, Inc.	4.1%
ServiceNow, Inc.	4.1%
Visa, Inc.	3.9%
Danaher Corp.	3.1%
KKR & Co., Inc.	3.1%
Monolithic Power Systems, Inc.	3.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Sustainable Growth Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Growth Fund	PAGE 2	TSR-AR-115233306

Brown Advisory Sustainable Growth Fund
Advisor Shares | BAWAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$113	1.00%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector positioning and stock selection positively impacted relative returns against the Russell 1000 Index. The strategy benefited from its overweight in information technology and lack of exposure to consumer staples, outweighing the negative effects of underweighting communication services and overweighting health care. Inclusive of stock selection and interaction, strong performance in information technology, industrials, and consumer discretionary overshadowed underperformance in health care and financials. Semiconductor holdings, such as NVDA, MPWR, CDNS, and KLAC, performed well due to investor enthusiasm for artificial intelligence and demand for data center technologies. The strategy’s sector exposures result from bottom-up stock-picking, not sector preferences or macro inputs.
POSITIONING
Adhering to the strategy’s portfolio construction philosophy, we balanced durable and rapid growth companies while ensuring diversification by business model, end market exposure, and growth theme. Trading activity increased slightly, with nine name swaps and strategic position re-sizing trades to optimize the upside potential to downside risk ratio at the security and portfolio levels. These actions are seen as upgrades that position the strategy for future success.
PERFORMANCE
The Fund’s outperformance was driven by strong stock selection, beneficial sector positioning, and favorable exposure to the emerging artificial intelligence megatrend.

Top Contributors
↑	NVIDIA Corporation
↑	Amazon.com, Inc.
↑	Microsoft Corporation

Top Detractors
↓	Block, Inc. Class A
↓	Bio-Rad Laboratories, Inc. Class A
↓	West Pharmaceutical Services, Inc.
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	26.95	15.93	15.86
Russell 1000 Index	23.88	14.61	12.51
Russell 1000 Growth Index	33.48	19.34	16.33
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-AR-115233405

Key Fund Statistics (as of June 30, 2024)

Net Assets	$9,953,876,192
Number of Holdings	34

Net Advisory Fee	$44,709,096
Portfolio Turnover	35%
Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Information Technology	41.7%
Financials	16.2%
Health Care	13.9%
Consumer Discretionary	11.4%
Industrials	9.1%
Communication Services	4.1%
Materials	1.8%
Cash & Other	1.8%

Top 10 Issuers	(%)
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.6%
Intuit, Inc.	4.6%
Alphabet, Inc.	4.1%
ServiceNow, Inc.	4.1%
Visa, Inc.	3.9%
Danaher Corp.	3.1%
KKR & Co., Inc.	3.1%
Monolithic Power Systems, Inc.	3.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Sustainable Growth Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Growth Fund	PAGE 2	TSR-AR-115233405

Brown Advisory Mid-Cap Growth Fund
Institutional Shares | BAFMX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.82%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main factor influencing performance is our style and area of focus. Our strategy tends to look for small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase mid-cap or large-cap stocks. Thus, we never considered some of the most prolific gainers in the large-cap space such as Microsoft, Nvidia, Alphabet and other mega-cap technology names along with a number of the best performers in Healthcare.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small-cap to mid-cap (and perhaps large-cap) than most companies. Since we are more closely aligned with the smaller capitalization universe, we are massively underweight Information Technology and considerably overweight Healthcare.
PERFORMANCE
The 12-month period ending June 30, 2024 was challenging due to our lack of ownership of any of the large-cap stocks that drove the Russell 1000 Index over this period. This produced a massive underweight to strong performing sectors such as Information Technology, Communication Services and Financials.

Top Contributors
↑	CrowdStrike Holdings, Inc. Class A
↑	Fair Isaac Corporation
↑	Pinterest, Inc. Class A

Top Detractors
↓	Paycom Software, Inc.
↓	agilon health inc
↓	CoStar Group, Inc.
How did the Fund perform since inception?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Shares	14.48	6.81	8.36
Russell 1000 Index	23.88	14.61	13.79
Russell Midcap Growth Index	15.05	9.93	10.52
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Mid-Cap Growth Fund	PAGE 1	TSR-AR-115233413

Key Fund Statistics (as of June 30, 2024)

Net Assets	$96,923,868
Number of Holdings	59

Net Advisory Fee	$600,794
Portfolio Turnover	63%
Visit https://www.brownadvisory.com/mf/funds/mid-cap-growth-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Health Care	22.1%
Information Technology	21.9%
Industrials	20.4%
Consumer Discretionary	9.6%
Financials	8.7%
Communication Services	3.6%
Real Estate	3.1%
Energy	3.0%
Materials	2.2%
Cash & Other	5.4%

Top 10 Issuers	(%)
Dexcom, Inc.	3.8%
Marvell Technology, Inc.	3.6%
First American Government Obligations Fund	3.4%
Waste Connections, Inc.	3.1%
Cheniere Energy, Inc.	3.0%
Copart, Inc.	2.6%
CoStar Group, Inc.	2.6%
Edwards Lifesciences Corp.	2.6%
Gartner, Inc.	2.5%
Fair Isaac Corp.	2.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Mid-Cap Growth Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mid-Cap Growth Fund	PAGE 2	TSR-AR-115233413

Brown Advisory Mid-Cap Growth Fund
Investor Shares | BMIDX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$104	0.97%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main factor influencing performance is our style and area of focus. Our strategy tends to look for small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase mid-cap or large-cap stocks. Thus, we never considered some of the most prolific gainers in the large-cap space such as Microsoft, Nvidia, Alphabet and other mega-cap technology names along with a number of the best performers in Healthcare.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small-cap to mid-cap (and perhaps large-cap) than most companies. Since we are more closely aligned with the smaller capitalization universe, we are massively underweight Information Technology and considerably overweight Healthcare.
PERFORMANCE
The 12-month period ending June 30, 2024 was challenging due to our lack of ownership of any of the large-cap stocks that drove the Russell 1000 Index over this period. This produced a massive underweight to strong performing sectors such as Information Technology, Communication Services and Financials.

Top Contributors
↑	CrowdStrike Holdings, Inc. Class A
↑	Fair Isaac Corporation
↑	Pinterest, Inc. Class A

Top Detractors
↓	Paycom Software, Inc.
↓	agilon health inc
↓	CoStar Group, Inc.
How did the Fund perform since inception?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/02/2017)
Investor Shares	14.23	6.63	9.37
Russell 1000 Index	23.88	14.61	13.69
Russell Midcap Growth Index	15.05	9.93	11.22
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Mid-Cap Growth Fund	PAGE 1	TSR-AR-115233439

Key Fund Statistics (as of June 30, 2024)

Net Assets	$96,923,868
Number of Holdings	59

Net Advisory Fee	$600,794
Portfolio Turnover	63%
Visit https://www.brownadvisory.com/mf/funds/mid-cap-growth-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Health Care	22.1%
Information Technology	21.9%
Industrials	20.4%
Consumer Discretionary	9.6%
Financials	8.7%
Communication Services	3.6%
Real Estate	3.1%
Energy	3.0%
Materials	2.2%
Cash & Other	5.4%

Top 10 Issuers	(%)
Dexcom, Inc.	3.8%
Marvell Technology, Inc.	3.6%
First American Government Obligations Fund	3.4%
Waste Connections, Inc.	3.1%
Cheniere Energy, Inc.	3.0%
Copart, Inc.	2.6%
CoStar Group, Inc.	2.6%
Edwards Lifesciences Corp.	2.6%
Gartner, Inc.	2.5%
Fair Isaac Corp.	2.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Mid-Cap Growth Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mid-Cap Growth Fund	PAGE 2	TSR-AR-115233439

Brown Advisory Small-Cap Growth Fund
Institutional Shares | BAFSX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.95%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main factor influencing performance is our style and area of focus. Our strategy tends to look for small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase mid-cap or large-cap stocks. Thus, we never considered some of the most prolific gainers in the large-cap space such as Microsoft, Nvidia, Alphabet and other mega-cap technology names along with a number of the best performers in Healthcare.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small-cap to mid-cap (and perhaps large-cap) than most companies. Since we are more closely aligned with the smaller capitalization universe, we are massively underweight Information Technology and considerably overweight Healthcare.
PERFORMANCE
The 12-month period ending June 30, 2024 was challenging due to our lack of ownership of any of the large-cap stocks that drove the Russell 1000 Index over this period. This produced a massive underweight to strong performing sectors such as Information Technology, Communication Services and Financials.

Top Contributors
↑	Casey’s General Stores, Inc.
↑	Pinterest, Inc. Class A
↑	Neurocrine Biosciences, Inc.

Top Detractors
↓	Accolade, Inc.
↓	SI-BONE, Inc.
↓	agilon health inc
How did the Fund perform over the past 10 years?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	2.32	5.39	8.89
Russell 1000 Index	23.88	14.61	12.51
Russell 2000 Growth Index	9.14	6.17	7.39
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Small-Cap Growth Fund	PAGE 1	TR-AR-115233819

Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,620,616,853
Number of Holdings	80

Net Advisory Fee	$17,495,020
Portfolio Turnover	28%
Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Industrials	25.3%
Health Care	23.7%
Information Technology	20.6%
Consumer Discretionary	7.7%
Financials	4.7%
Energy	3.8%
Materials	3.7%
Communication Services	3.0%
Consumer Staples	2.8%
Cash & Other	4.7%

Top 10 Issuers	(%)
Bright Horizons Family Solutions, Inc.	3.8%
First American Government Obligations Fund	2.9%
Waste Connections, Inc.	2.7%
HealthEquity, Inc.	2.6%
Prosperity Bancshares, Inc.	2.6%
ChampionX Corp.	2.6%
Casey’s General Stores, Inc.	2.5%
Valmont Industries, Inc.	2.5%
Neurocrine Biosciences, Inc.	2.3%
Dynatrace, Inc.	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Small-Cap Growth Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Growth Fund	PAGE 2	TR-AR-115233819

Brown Advisory Small-Cap Growth Fund
Investor Shares | BIASX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$111	1.10%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main factor influencing performance is our style and area of focus. Our strategy tends to look for small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase mid-cap or large-cap stocks. Thus, we never considered some of the most prolific gainers in the large-cap space such as Microsoft, Nvidia, Alphabet and other mega-cap technology names along with a number of the best performers in Healthcare.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small-cap to mid-cap (and perhaps large-cap) than most companies. Since we are more closely aligned with the smaller capitalization universe, we are massively underweight Information Technology and considerably overweight Healthcare.
PERFORMANCE
The 12-month period ending June 30, 2024 was challenging due to our lack of ownership of any of the large-cap stocks that drove the Russell 1000 Index over this period. This produced a massive underweight to strong performing sectors such as Information Technology, Communication Services and Financials.

Top Contributors
↑	Casey’s General Stores, Inc.
↑	Pinterest, Inc. Class A
↑	Neurocrine Biosciences, Inc.

Top Detractors
↓	Accolade, Inc.
↓	SI-BONE, Inc.
↓	agilon health inc
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	2.12	5.22	8.73
Russell 1000 Index	23.88	14.61	12.51
Russell 2000 Growth Index	9.14	6.17	7.39
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-AR-115233835

Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,620,616,853
Number of Holdings	80

Net Advisory Fee	$17,495,020
Portfolio Turnover	28%
Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Industrials	25.3%
Health Care	23.7%
Information Technology	20.6%
Consumer Discretionary	7.7%
Financials	4.7%
Energy	3.8%
Materials	3.7%
Communication Services	3.0%
Consumer Staples	2.8%
Cash & Other	4.7%

Top 10 Issuers	(%)
Bright Horizons Family Solutions, Inc.	3.8%
First American Government Obligations Fund	2.9%
Waste Connections, Inc.	2.7%
HealthEquity, Inc.	2.6%
Prosperity Bancshares, Inc.	2.6%
ChampionX Corp.	2.6%
Casey’s General Stores, Inc.	2.5%
Valmont Industries, Inc.	2.5%
Neurocrine Biosciences, Inc.	2.3%
Dynatrace, Inc.	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Small-Cap Growth Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Growth Fund	PAGE 2	TSR-AR-115233835

Brown Advisory Small-Cap Growth Fund
Advisor Shares | BASAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$136	1.35%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main factor influencing performance is our style and area of focus. Our strategy tends to look for small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase mid-cap or large-cap stocks. Thus, we never considered some of the most prolific gainers in the large-cap space such as Microsoft, Nvidia, Alphabet and other mega-cap technology names along with a number of the best performers in Healthcare.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small-cap to mid-cap (and perhaps large-cap) than most companies. Since we are more closely aligned with the smaller capitalization universe, we are massively underweight Information Technology and considerably overweight Healthcare.
PERFORMANCE
The 12-month period ending June 30, 2024 was challenging due to our lack of ownership of any of the large-cap stocks that drove the Russell 1000 Index over this period. This produced a massive underweight to strong performing sectors such as Information Technology, Communication Services and Financials.

Top Contributors
↑	Casey’s General Stores, Inc.
↑	Pinterest, Inc. Class A
↑	Neurocrine Biosciences, Inc.

Top Detractors
↓	Accolade, Inc.
↓	SI-BONE, Inc.
↓	agilon health inc
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	1.86	4.96	8.46
Russell 1000 Index	23.88	14.61	12.51
Russell 2000 Growth Index	9.14	6.17	7.39
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-AR-115233827

Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,620,616,853
Number of Holdings	80

Net Advisory Fee	$17,495,020
Portfolio Turnover	28%
Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Industrials	25.3%
Health Care	23.7%
Information Technology	20.6%
Consumer Discretionary	7.7%
Financials	4.7%
Energy	3.8%
Materials	3.7%
Communication Services	3.0%
Consumer Staples	2.8%
Cash & Other	4.7%

Top 10 Issuers	(%)
Bright Horizons Family Solutions, Inc.	3.8%
First American Government Obligations Fund	2.9%
Waste Connections, Inc.	2.7%
HealthEquity, Inc.	2.6%
Prosperity Bancshares, Inc.	2.6%
ChampionX Corp.	2.6%
Casey’s General Stores, Inc.	2.5%
Valmont Industries, Inc.	2.5%
Neurocrine Biosciences, Inc.	2.3%
Dynatrace, Inc.	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Small-Cap Growth Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Growth Fund	PAGE 2	TSR-AR-115233827

Brown Advisory Small-Cap Fundamental Value Fund
Institutional Shares | BAUUX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$103	0.95%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the consumer discretionary sector while the communication services sector was the biggest detractor. The largest individual contributor to performance was Modine Manufacturing Company (MOD) and the largest individual detractor to performance was Cable One, Inc. (CABO).
POSITIONING
We were active during the period and invested in 16 new companies and exited from 15 companies. Most of the activity during the 12-month period was within the financials sector. A notable addition to the financials sector in the second quarter of 2024 was Old National Bancorp (ONB). ONB is a high-performing bank that operates across the Midwest and the Southeast. We believe the company’s stock is undervalued – trading below nine times next year’s earnings.
PERFORMANCE
The Fund posted positive returns and underperformed its regulatory benchmark, the Russell 1000 Index, during the period.

Top Contributors
↑	Modine Manufacturing Company
↑	Onto Innovation, Inc.
↑	Signet Jewelers Limited

Top Detractors
↓	Cable One, Inc.
↓	WideOpenWest, Inc.
↓	TreeHouse Foods, Inc.
How did the Fund perform over the past 10 years?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	16.33	7.98	7.00
Russell 1000 Index	23.88	14.61	12.51
Russell 2000 Value Index	10.90	7.07	6.23
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-AR-115233777

Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,354,832,027
Number of Holdings	66

Net Advisory Fee	$10,832,482
Portfolio Turnover	44%
Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	27.1%
Industrials	15.4%
Consumer Discretionary	11.9%
Real Estate	7.4%
Information Technology	7.1%
Materials	6.5%
Energy	5.9%
Communication Services	5.8%
Utilities	4.4%
Cash & Other	8.5%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.5%
Modine Manufacturing Co.	3.0%
Eagle Materials, Inc.	2.9%
Bancorp, Inc.	2.9%
NCR Atleos Corp.	2.8%
Talen Energy Corp.	2.7%
CTS Corp.	2.5%
Equity Commonwealth	2.3%
Orion S.A.	2.3%
Signet Jewelers Ltd.	2.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Small-Cap Fundamental Value Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 2	TSR-AR-115233777

Brown Advisory Small-Cap Fundamental Value Fund
Investor Shares | BIAUX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$119	1.10%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the consumer discretionary sector while the communication services sector was the biggest detractor. The largest individual contributor to performance was Modine Manufacturing Company (MOD) and the largest individual detractor to performance was Cable One, Inc. (CABO).
POSITIONING
We were active during the period and invested in 16 new companies and exited from 15 companies. Most of the activity during the 12-month period was within the financials sector. A notable addition to the financials sector in the second quarter of 2024 was Old National Bancorp (ONB). ONB is a high-performing bank that operates across the Midwest and the Southeast. We believe the company’s stock is undervalued – trading below nine times next year’s earnings.
PERFORMANCE
The Fund posted positive returns and underperformed its regulatory benchmark, the Russell 1000 Index, during the period.

Top Contributors
↑	Modine Manufacturing Company
↑	Onto Innovation, Inc.
↑	Signet Jewelers Limited

Top Detractors
↓	Cable One, Inc.
↓	WideOpenWest, Inc.
↓	TreeHouse Foods, Inc.
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	16.17	7.82	6.84
Russell 1000 Index	23.88	14.61	12.51
Russell 2000 Value Index	10.90	7.07	6.23
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-AR-115233793

Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,354,832,027
Number of Holdings	66

Net Advisory Fee	$10,832,482
Portfolio Turnover	44%
Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	27.1%
Industrials	15.4%
Consumer Discretionary	11.9%
Real Estate	7.4%
Information Technology	7.1%
Materials	6.5%
Energy	5.9%
Communication Services	5.8%
Utilities	4.4%
Cash & Other	8.5%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.5%
Modine Manufacturing Co.	3.0%
Eagle Materials, Inc.	2.9%
Bancorp, Inc.	2.9%
NCR Atleos Corp.	2.8%
Talen Energy Corp.	2.7%
CTS Corp.	2.5%
Equity Commonwealth	2.3%
Orion S.A.	2.3%
Signet Jewelers Ltd.	2.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Small-Cap Fundamental Value Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 2	TSR-AR-115233793

Brown Advisory Small-Cap Fundamental Value Fund
Advisor Shares | BAUAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$146	1.35%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the consumer discretionary sector while the communication services sector was the biggest detractor. The largest individual contributor to performance was Modine Manufacturing Company (MOD) and the largest individual detractor to performance was Cable One, Inc. (CABO).
POSITIONING
We were active during the period and invested in 16 new companies and exited from 15 companies. Most of the activity during the 12-month period was within the financials sector. A notable addition to the financials sector in the second quarter of 2024 was Old National Bancorp (ONB). ONB is a high-performing bank that operates across the Midwest and the Southeast. We believe the company’s stock is undervalued – trading below nine times next year’s earnings.
PERFORMANCE
The Fund posted positive returns and underperformed its regulatory benchmark, the Russell 1000 Index, during the period.

Top Contributors
↑	Modine Manufacturing Company
↑	Onto Innovation, Inc.
↑	Signet Jewelers Limited

Top Detractors
↓	Cable One, Inc.
↓	WideOpenWest, Inc.
↓	TreeHouse Foods, Inc.
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	15.86	7.55	6.57
Russell 1000 Index	23.88	14.61	12.51
Russell 2000 Value Index	10.90	7.07	6.23
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-AR-115233785

Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,354,832,027
Number of Holdings	66

Net Advisory Fee	$10,832,482
Portfolio Turnover	44%
Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	27.1%
Industrials	15.4%
Consumer Discretionary	11.9%
Real Estate	7.4%
Information Technology	7.1%
Materials	6.5%
Energy	5.9%
Communication Services	5.8%
Utilities	4.4%
Cash & Other	8.5%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.5%
Modine Manufacturing Co.	3.0%
Eagle Materials, Inc.	2.9%
Bancorp, Inc.	2.9%
NCR Atleos Corp.	2.8%
Talen Energy Corp.	2.7%
CTS Corp.	2.5%
Equity Commonwealth	2.3%
Orion S.A.	2.3%
Signet Jewelers Ltd.	2.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Small-Cap Fundamental Value Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 2	TSR-AR-115233785

Brown Advisory Sustainable Small-Cap Core Fund
Institutional Shares | BAFYX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$98	0.93%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was primarily driven by stock selection in the industrials sector, while communication services sector was the biggest detractor. The largest individual contributor to performance was SPX Technologies (SPXC) and the largest individual detractor to performance was Cable One, Inc. (CABO).
POSITIONING
We were active during the 12-month period and invested in 16 new companies and exited from 17 companies.  Activity was broad based across sectors, but most heavily focused within the industrials, financials, and health care sectors. A notable addition to the industrials sector during the period was Kadant, a manufacturer of equipment for process industries. The company’s solutions have long focused on helping customers reduce waste and generate more yield with fewer inputs, particularly fiber, energy, and water. We believe Kadant should be able to continue to grow due to its exposure to many sustainability-linked secular drivers, such as the shift towards recycled and renewable materials, and waste reduction trends.
PERFORMANCE
Small cap indices faced unprecedented underperformance relative to large cap indices during the 12-month period, resulting in the fund underperforming compared to its regulatory benchmark the Russell 1000 Index.

Top Contributors
↑	Onto Innovation, Inc.
↑	SPX Technologies, Inc.
↑	Comfort Systems USA, Inc.

Top Detractors
↓	Cable One, Inc.
↓	Accolade, Inc.
↓	SI-BONE, Inc.
How did the Fund perform since inception?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Institutional Shares	10.51	-0.97
Russell 1000 Index	23.88	9.50
Russell 2000 Index	10.06	-1.22
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 1	TSR-AR-115233298

Key Fund Statistics (as of June 30, 2024)

Net Assets	$76,950,879
Number of Holdings	70

Net Advisory Fee	$452,713
Portfolio Turnover	32%
Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	20.2%
Industrials	19.0%
Health Care	16.7%
Information Technology	14.8%
Consumer Discretionary	8.0%
Real Estate	5.4%
Materials	3.3%
Communication Services	2.9%
Consumer Staples	1.6%
Cash & Other	8.1%

Top 10 Issuers	(%)
First American Government Obligations Fund	7.2%
Bright Horizons Family Solutions, Inc.	2.6%
Bancorp, Inc.	2.6%
Onto Innovation, Inc.	2.5%
MGIC Investment Corp.	2.5%
SPX Technologies, Inc.	2.4%
Valmont Industries, Inc.	2.2%
Kadant, Inc.	2.0%
Assured Guaranty Ltd.	2.0%
Encompass Health Corp.	2.0%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Sustainable Small-Cap Core Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 2	TSR-AR-115233298

Brown Advisory Sustainable Small-Cap Core Fund
Investor Shares | BIAYX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$114	1.08%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was primarily driven by stock selection in the industrials sector, while communication services sector was the biggest detractor. The largest individual contributor to performance was SPX Technologies (SPXC) and the largest individual detractor to performance was Cable One, Inc. (CABO).
POSITIONING
We were active during the 12-month period and invested in 16 new companies and exited from 17 companies.  Activity was broad based across sectors, but most heavily focused within the industrials, financials, and health care sectors. A notable addition to the industrials sector during the period was Kadant, a manufacturer of equipment for process industries. The company’s solutions have long focused on helping customers reduce waste and generate more yield with fewer inputs, particularly fiber, energy, and water. We believe Kadant should be able to continue to grow due to its exposure to many sustainability-linked secular drivers, such as the shift towards recycled and renewable materials, and waste reduction trends.
PERFORMANCE
Small cap indices faced unprecedented underperformance relative to large cap indices during the 12-month period, resulting in the fund underperforming compared to its regulatory benchmark the Russell 1000 Index.

Top Contributors
↑	Onto Innovation, Inc.
↑	SPX Technologies, Inc.
↑	Comfort Systems USA, Inc.

Top Detractors
↓	Cable One, Inc.
↓	Accolade, Inc.
↓	SI-BONE, Inc.
How did the Fund perform since inception?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Investor Shares	10.25	-1.14
Russell 1000 Index	23.88	9.50
Russell 2000 Index	10.06	-1.22
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 1	TSR-AR-115233280

Key Fund Statistics (as of June 30, 2024)

Net Assets	$76,950,879
Number of Holdings	70

Net Advisory Fee	$452,713
Portfolio Turnover	32%
Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	20.2%
Industrials	19.0%
Health Care	16.7%
Information Technology	14.8%
Consumer Discretionary	8.0%
Real Estate	5.4%
Materials	3.3%
Communication Services	2.9%
Consumer Staples	1.6%
Cash & Other	8.1%

Top 10 Issuers	(%)
First American Government Obligations Fund	7.2%
Bright Horizons Family Solutions, Inc.	2.6%
Bancorp, Inc.	2.6%
Onto Innovation, Inc.	2.5%
MGIC Investment Corp.	2.5%
SPX Technologies, Inc.	2.4%
Valmont Industries, Inc.	2.2%
Kadant, Inc.	2.0%
Assured Guaranty Ltd.	2.0%
Encompass Health Corp.	2.0%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Sustainable Small-Cap Core Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 2	TSR-AR-115233280

Brown Advisory Sustainable Value Fund
Institutional Shares | BASVX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$78	0.70%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Performance was driven primarily by Utilities, Industrials, Financials, and Materials. Technology performed the well in absolute terms but was a detractor given our underweight position relative to the benchmark. Health Care was also a detractor to performance during the time period as our exposure to managed care and healthcare equipment underperformed other areas of health care like biotechnology. We were pleased to see that the majority of our performance was driven by stock selection as opposed to sector allocation.
POSITIONING
We look for high quality businesses that generate consistent high levels of free cash flow, possess a Sustainable Free Cash Flow Advantage, exhibit capital discipline and trade at attractive valuations. We believe a portfolio of companies with these characteristics will lead to compelling risk adjusted returns over the long term while providing a margin of safety to investors. Over the lasts year we have increased our exposure to Financials, energy, and materials and reduced our exposure to consumer discretionary and communication services.
PERFORMANCE
The Fund posted positive absolute returns during the period as the markets recovered from the regional banking crisis during the spring of 2023.

Top Contributors
↑	Constellation Energy Corporation
↑	Trane Technologies plc
↑	KKR & Co Inc

Top Detractors
↓	Bio-Rad Laboratories, Inc. Class A
↓	Kenvue, Inc.
↓	Medtronic Plc
How did the Fund perform since inception?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2023)
Institutional Shares	23.55	17.44
Russell 1000 Index	23.88	27.83
Russell 1000 Value Index	13.06	12.57
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Sustainable Value Fund	PAGE 1	TSR-AR-115233256

Key Fund Statistics (as of June 30, 2024)

Net Assets	$100,400,756
Number of Holdings	43

Net Advisory Fee	$336,941
Portfolio Turnover	37%
Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	19.1%
Health Care	15.4%
Industrials	12.6%
Information Technology	10.8%
Communication Services	10.1%
Energy	7.0%
Consumer Discretionary	5.0%
Consumer Staples	4.9%
Materials	4.4%
Cash & Other	10.7%

Top 10 Issuers	(%)
First American Government Obligations Fund	4.5%
CRH PLC	4.4%
Constellation Energy Corp.	4.4%
Ferguson PLC	4.3%
Fidelity National Information Services, Inc.	4.1%
T-Mobile US, Inc.	3.7%
Unilever PLC	3.5%
Comcast Corp.	3.5%
Cardinal Health, Inc.	3.3%
Bank of America Corp.	3.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Sustainable Value Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Value Fund	PAGE 2	TSR-AR-115233256

Brown Advisory Sustainable Value Fund
Investor Shares | BISVX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$95	0.85%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Performance was driven primarily by Utilities, Industrials, Financials, and Materials. Technology performed the well in absolute terms but was a detractor given our underweight position relative to the benchmark. Health Care was also a detractor to performance during the time period as our exposure to managed care and healthcare equipment underperformed other areas of health care like biotechnology. We were pleased to see that the majority of our performance was driven by stock selection as opposed to sector allocation.
POSITIONING
We look for high quality businesses that generate consistent high levels of free cash flow, possess a Sustainable Free Cash Flow Advantage, exhibit capital discipline and trade at attractive valuations. We believe a portfolio of companies with these characteristics will lead to compelling risk adjusted returns over the long term while providing a margin of safety to investors. Over the lasts year we have increased our exposure to Financials, energy, and materials and reduced our exposure to consumer discretionary and communication services.
PERFORMANCE
The Fund posted positive absolute returns during the period as the markets recovered from the regional banking crisis during the spring of 2023.

Top Contributors
↑	Constellation Energy Corporation
↑	Trane Technologies plc
↑	KKR & Co Inc

Top Detractors
↓	Bio-Rad Laboratories, Inc. Class A
↓	Kenvue, Inc.
↓	Medtronic Plc
How did the Fund perform since inception?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2023)
Investor Shares	23.26	17.14
Russell 1000 Index	23.88	27.83
Russell 1000 Value Index	13.06	12.57
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Sustainable Value Fund	PAGE 1	TSR-AR-115233249

Key Fund Statistics (as of June 30, 2024)

Net Assets	$100,400,756
Number of Holdings	43

Net Advisory Fee	$336,941
Portfolio Turnover	37%
Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	19.1%
Health Care	15.4%
Industrials	12.6%
Information Technology	10.8%
Communication Services	10.1%
Energy	7.0%
Consumer Discretionary	5.0%
Consumer Staples	4.9%
Materials	4.4%
Cash & Other	10.7%

Top 10 Issuers	(%)
First American Government Obligations Fund	4.5%
CRH PLC	4.4%
Constellation Energy Corp.	4.4%
Ferguson PLC	4.3%
Fidelity National Information Services, Inc.	4.1%
T-Mobile US, Inc.	3.7%
Unilever PLC	3.5%
Comcast Corp.	3.5%
Cardinal Health, Inc.	3.3%
Bank of America Corp.	3.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Sustainable Value Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Value Fund	PAGE 2	TSR-AR-115233249

Brown Advisory Global Leaders Fund
Institutional Shares | BAFLX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$82	0.75%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI All Country World Index (ACWI).
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by financials, particularly emerging markets financials. Technology performed the best in absolute terms and in line with the benchmark while industrials contributed most meaningfully to outperformance. Over the last year we have experienced concerns over the merger between HDFC Bank and HDFC Ltd., changes to subsidies of microloans at Bank Rakyat in Indonesia and ongoing concerns over growth in China at AIA Group. We believe these are all temporary issues. Aerospace leaders GE Aerospace and Safran were the largest positive contributors within industrials. Both companies benefit from a favorable period of strong performance, continued recovery of flight activity post-Covid and limited investment requirements.
POSITIONING
The Fund’s largest exposures were to Financials and Technology with no exposure to Utilities, Real Estate or Energy. The largest geographic exposure was to the U.S. During the year we added Zoetis and AutoZone and exited Otis and GE Vernova.
PERFORMANCE
The portfolio delivered strong absolute performance throughout the reporting period, underperforming the benchmark. We believe the strategy is well positioned to benefit from our differentiated positioning in some of the leading technology franchises globally and further invest in a portfolio of diversified business models across sectors and regions.

Top Contributors
↑	Microsoft Corporation
↑	GE Aerospace
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR

Top Detractors
↓	Estee Lauder Companies Inc. Class A
↓	AIA Group Limited
↓	B3 SA - Brasil, Bolsa, Balcao
How did the Fund perform since inception?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2018)
Institutional Shares	17.88	11.81	13.35
MSCI All Country World Index (ACWI)	19.38	10.76	11.23
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory Global Leaders Fund	PAGE 1	TSR_AR_115233355

Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,959,030,248
Number of Holdings	36

Net Advisory Fee	$10,818,764
Portfolio Turnover	15%
Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	28.6%
Information Technology	24.7%
Industrials	15.2%
Health Care	9.9%
Communication Services	6.6%
Consumer Discretionary	6.5%
Consumer Staples	5.6%
Materials	1.8%
Cash & Other	1.1%

Top 10 Issuers	(%)
Microsoft Corp.	9.0%
Alphabet, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Deutsche Boerse AG	4.1%
Unilever PLC	3.9%
Mastercard, Inc.	3.9%
London Stock Exchange Group PLC	3.8%
General Electric Co.	3.4%
Safran S.A.	3.2%
HDFC Bank, Ltd.	3.1%
Geographic Breakdown (%)

*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Global Leaders Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Global Leaders Fund	PAGE 2	TSR_AR_115233355

Brown Advisory Global Leaders Fund
Investor Shares | BIALX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$98	0.90%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI All Country World Index (ACWI).
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by financials, particularly emerging markets financials. Technology performed the best in absolute terms and in line with the benchmark while industrials contributed most meaningfully to outperformance. Over the last year we have experienced concerns over the merger between HDFC Bank and HDFC Ltd., changes to subsidies of microloans at Bank Rakyat in Indonesia and ongoing concerns over growth in China at AIA Group. We believe these are all temporary issues. Aerospace leaders GE Aerospace and Safran were the largest positive contributors within industrials. Both companies benefit from a favorable period of strong performance, continued recovery of flight activity post-Covid and limited investment requirements.
POSITIONING
The Fund’s largest exposures were to Financials and Technology with no exposure to Utilities, Real Estate or Energy. The largest geographic exposure was to the U.S. During the year we added Zoetis and AutoZone and exited Otis and GE Vernova.
PERFORMANCE
The portfolio delivered strong absolute performance throughout the reporting period, underperforming the benchmark. We believe the strategy is well positioned to benefit from our differentiated positioning in some of the leading technology franchises globally and further invest in a portfolio of diversified business models across sectors and regions.

Top Contributors
↑	Microsoft Corporation
↑	GE Aerospace
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR

Top Detractors
↓	Estee Lauder Companies Inc. Class A
↓	AIA Group Limited
↓	B3 SA - Brasil, Bolsa, Balcao
How did the Fund perform since inception?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2015)
Investor Shares	17.66	11.63	11.45
MSCI All Country World Index (ACWI)	19.38	10.76	9.26
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory Global Leaders Fund	PAGE 1	TSR_AR_115233462

Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,959,030,248
Number of Holdings	36

Net Advisory Fee	$10,818,764
Portfolio Turnover	15%
Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	28.6%
Information Technology	24.7%
Industrials	15.2%
Health Care	9.9%
Communication Services	6.6%
Consumer Discretionary	6.5%
Consumer Staples	5.6%
Materials	1.8%
Cash & Other	1.1%

Top 10 Issuers	(%)
Microsoft Corp.	9.0%
Alphabet, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Deutsche Boerse AG	4.1%
Unilever PLC	3.9%
Mastercard, Inc.	3.9%
London Stock Exchange Group PLC	3.8%
General Electric Co.	3.4%
Safran S.A.	3.2%
HDFC Bank, Ltd.	3.1%
Geographic Breakdown (%)

*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Global Leaders Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Global Leaders Fund	PAGE 2	TSR_AR_115233462

Brown Advisory Sustainable International Leaders Fund
Institutional Shares | BAILX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$86	0.85%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI ACWI ex USA Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by financials, particularly emerging markets financials. Technology performed the best in absolute terms albeit trailing the benchmark. Industrials, the largest portfolio exposure contributed positively to relative performance. Over the last year we have experienced concerns over the merger between HDFC Bank and HDFC Ltd., changes to subsidies of microloans at Bank Rakyat in Indonesia and ongoing concerns over growth in China at AIA Group. We view the concerns around these businesses as temporary and have taken advantage of share price weakness to increase the position size of our holdings.
POSITIONING
We look for competitively advantaged businesses that earn high returns on invested capital (ROIC), are run by capable management teams, are attractively valuedand have the ability to generate attractive through-the-cycle shareholder returns. The largest geographic exposure was to Europe while the Fund was underweight Japan. During the year we added Shimano, Diageo ConvaTec Group, Canadian National Railway and Airbus. We exited Adyen, Grupo Aeroportuario del Pacifico, Unilever and Sika. Sector and country diversification is an output of stock picking,
PERFORMANCE
The portfolio delivered absolute performance during the reporting period, underperforming the benchmark.

Top Contributors
↑	Safran SA
↑	CTS Eventim AG & Co. KGaA
↑	NXP Semiconductors NV

Top Detractors
↓	Adyen NV
↓	Rentokil Initial plc
↓	B3 SA - Brasil, Bolsa, Balcao
How did the Fund perform since inception?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2022)
Institutional Shares	2.49	3.38
MSCI ACWI ex USA Index	11.62	3.65
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory Sustainable International Leaders Fund	PAGE 1	TSR_AR_115233272

Key Fund Statistics (as of June 30, 2024)

Net Assets	$38,793,612
Number of Holdings	30

Net Advisory Fee	$131,123
Portfolio Turnover	27%
Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Industrials	35.8%
Financials	23.9%
Consumer Discretionary	12.8%
Information Technology	11.0%
Health Care	6.7%
Communication Services	3.3%
Consumer Staples	2.9%
Cash & Other	3.6%

Top 10 Issuers	(%)
Deutsche Boerse AG	5.3%
Rentokil Initial PLC	4.9%
London Stock Exchange Group PLC	4.9%
Waste Connections, Inc.	4.7%
HDFC Bank, Ltd.	4.7%
Experian PLC	4.5%
Safran S.A.	4.3%
Wolters Kluwer NV	4.2%
Howden Joinery Group PLC	3.9%
NXP Semiconductors NV	3.8%
Geographic Breakdown (%)

*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Sustainable International Leaders Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable International Leaders Fund	PAGE 2	TSR_AR_115233272

Brown Advisory Sustainable International Leaders Fund
Investor Shares | BISLX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$101	1.00%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI ACWI ex USA Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by financials, particularly emerging markets financials. Technology performed the best in absolute terms albeit trailing the benchmark. Industrials, the largest portfolio exposure contributed positively to relative performance. Over the last year we have experienced concerns over the merger between HDFC Bank and HDFC Ltd., changes to subsidies of microloans at Bank Rakyat in Indonesia and ongoing concerns over growth in China at AIA Group. We view the concerns around these businesses as temporary and have taken advantage of share price weakness to increase the position size of our holdings.
POSITIONING
We look for competitively advantaged businesses that earn high returns on invested capital (ROIC), are run by capable management teams, are attractively valuedand have the ability to generate attractive through-the-cycle shareholder returns. The largest geographic exposure was to Europe while the Fund was underweight Japan. During the year we added Shimano, Diageo ConvaTec Group, Canadian National Railway and Airbus. We exited Adyen, Grupo Aeroportuario del Pacifico, Unilever and Sika. Sector and country diversification is an output of stock picking,
PERFORMANCE
The portfolio delivered absolute performance during the reporting period, underperforming the benchmark.

Top Contributors
↑	Safran SA
↑	CTS Eventim AG & Co. KGaA
↑	NXP Semiconductors NV

Top Detractors
↓	Adyen NV
↓	Rentokil Initial plc
↓	B3 SA - Brasil, Bolsa, Balcao
How did the Fund perform since inception?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2022)
Investor Shares	2.27	3.16
MSCI ACWI ex USA Index	11.62	3.65
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory Sustainable International Leaders Fund	PAGE 1	TSR_AR_115233264

Key Fund Statistics (as of June 30, 2024)

Net Assets	$38,793,612
Number of Holdings	30

Net Advisory Fee	$131,123
Portfolio Turnover	27%
Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Industrials	35.8%
Financials	23.9%
Consumer Discretionary	12.8%
Information Technology	11.0%
Health Care	6.7%
Communication Services	3.3%
Consumer Staples	2.9%
Cash & Other	3.6%

Top 10 Issuers	(%)
Deutsche Boerse AG	5.3%
Rentokil Initial PLC	4.9%
London Stock Exchange Group PLC	4.9%
Waste Connections, Inc.	4.7%
HDFC Bank, Ltd.	4.7%
Experian PLC	4.5%
Safran S.A.	4.3%
Wolters Kluwer NV	4.2%
Howden Joinery Group PLC	3.9%
NXP Semiconductors NV	3.8%
Geographic Breakdown (%)

*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Sustainable International Leaders Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable International Leaders Fund	PAGE 2	TSR_AR_115233264

Brown Advisory Intermediate Income Fund
Investor Shares | BIAIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$50	0.49%
How did the Fund perform last year and what affected its performance?
For the 12-month period ending June 30, 2024, the Fund outperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefited from not owning Treasuries longer than ten years, as interest rates moved markedly higher, especially in bonds maturing twenty years and longer. Higher rates pressured mortgage-backed bonds due to duration extension. The Fund had strong security selection in corporate bonds and a mild overweight. Asset-backed bonds also contributed positively due to their attractive yields and short average maturities, benefiting from the inverted yield curve.
POSITIONING
We tactically added duration in the portfolio during the first half of the period but later lowered duration as interest rates moved higher in the face of ongoing elevated inflation data. In addition, the Fund moved to a mild overweight allocation to corporate bonds based on elevated yields and ongoing strong corporate fundamentals. We also moved to a mildly overweight position in agency-backed mortgage bonds as interest volatility began to subside and spreads remain elevated.
PERFORMANCE
The Fund posted positive returns for the reported period based in part on strong corporate bond performance as corporate fundamentals remained strong and credit spread tightened markedly over the period and to a lesser degree exposure to asset-backed bonds with shorter average maturity profiles that had elevated yields as the Federal Reserve’s policy continued to result in an inverted yield curve.
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	2.86	0.00	1.13
Bloomberg U.S. Aggregate Bond Index	2.63	-0.23	1.35
Bloomberg Intermediate U.S. Aggregate Bond Index	3.55	0.22	1.33
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Intermediate Income Fund	PAGE 1	TSR-AR-115233744

Key Fund Statistics (as of June 30, 2024)

Net Assets	$116,403,654
Number of Holdings	90

Net Advisory Fee	$310,799
Portfolio Turnover	27%
Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Security Type	(%)
U.S. Treasury Securities	31.5%
Corporate Bonds	24.9%
Agency Residential Mortgage-Backed Securities	17.5%
Affiliated Mutual Funds	13.2%
Asset-Backed Securities	4.4%
Short-Term Investments	2.5%
Agency Commercial Mortgage-Backed Securities	2.1%
Non-Agency Residential Mortgage-Backed Securities	0.7%
Cash & Other	3.2%

Top 10 Issuers	(%)
United States Treasury Note	31.5%
Brown Advisory Mortgage Securities Fund - Institutional Shares	13.2%
Federal National Mortgage Association	11.4%
Federal Home Loan Mortgage Corp.	8.0%
First American Government Obligations Fund	2.5%
Waste Connections, Inc.	1.5%
CNH Equipment Trust	1.3%
Regeneron Pharmaceuticals, Inc.	1.0%
Analog Devices, Inc.	1.0%
US Bancorp	1.0%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Intermediate Income Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Intermediate Income Fund	PAGE 2	TSR-AR-115233744

Brown Advisory Intermediate Income Fund
Advisor Shares | BAIAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$75	0.74%
How did the Fund perform last year and what affected its performance?
For the 12-month period ending June 30, 2024, the Fund underperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefited from not owning Treasuries longer than ten years, as interest rates moved markedly higher, especially in bonds maturing twenty years and longer. Higher rates pressured mortgage-backed bonds due to duration extension. The Fund had strong security selection in corporate bonds and a mild overweight. Asset-backed bonds also contributed positively due to their attractive yields and short average maturities, benefiting from the inverted yield curve.
POSITIONING
We tactically added duration in the portfolio during the first half of the period but later lowered duration as interest rates moved higher in the face of ongoing elevated inflation data. In addition, the Fund moved to a mild overweight allocation to corporate bonds based on elevated yields and ongoing strong corporate fundamentals. We also moved to a mildly overweight position in agency-backed mortgage bonds as interest volatility began to subside and spreads remain elevated.
PERFORMANCE
The Fund posted positive returns for the reported period based in part on strong corporate bond performance as corporate fundamentals remained strong and credit spread tightened markedly over the period and to a lesser degree exposure to asset-backed bonds with shorter average maturity profiles that had elevated yields as the Federal Reserve’s policy continued to result in an inverted yield curve.
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	2.57	-0.25	0.88
Bloomberg U.S. Aggregate Bond Index	2.63	-0.23	1.35
Bloomberg Intermediate U.S. Aggregate Bond Index	3.55	0.22	1.33
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Intermediate Income Fund	PAGE 1	TSR-AR-115233736

Key Fund Statistics (as of June 30, 2024)

Net Assets	$116,403,654
Number of Holdings	90

Net Advisory Fee	$310,799
Portfolio Turnover	27%
Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Security Type	(%)
U.S. Treasury Securities	31.5%
Corporate Bonds	24.9%
Agency Residential Mortgage-Backed Securities	17.5%
Affiliated Mutual Funds	13.2%
Asset-Backed Securities	4.4%
Short-Term Investments	2.5%
Agency Commercial Mortgage-Backed Securities	2.1%
Non-Agency Residential Mortgage-Backed Securities	0.7%
Cash & Other	3.2%

Top 10 Issuers	(%)
United States Treasury Note	31.5%
Brown Advisory Mortgage Securities Fund - Institutional Shares	13.2%
Federal National Mortgage Association	11.4%
Federal Home Loan Mortgage Corp.	8.0%
First American Government Obligations Fund	2.5%
Waste Connections, Inc.	1.5%
CNH Equipment Trust	1.3%
Regeneron Pharmaceuticals, Inc.	1.0%
Analog Devices, Inc.	1.0%
US Bancorp	1.0%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Intermediate Income Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Intermediate Income Fund	PAGE 2	TSR-AR-115233736

Brown Advisory Sustainable Bond Fund
Institutional Shares | BAISX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.41%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Exposure to intermediate maturity Treasuries weighed on the Fund’s performance as the market priced out an aggressive monetary easing cycle as inflation data turned higher after a period of sustained declines. Exposure to mortgage-backed bonds also detracted from performance as these bonds experienced duration extension as interest rates rose. Positive contributors to relative performance were led by strong security selection in corporate bonds and the mild overweight held over the period. Asset-backed bonds also positively contributed to performance due to their attractive yields and short average maturities which benefited from the inverted yield curve.
POSITIONING
We tactically added duration in the portfolio during the first half of the period but moved back to a neutral position as interest rates moved higher in the face of ongoing elevated inflation data. In addition, the Fund moved to an overweight allocation to corporate bonds and agency MBS based on elevated yields and ongoing strong fundamentals.
PERFORMANCE
The Fund underperformed for the reported period. The Fund’s mild overweight to mortgages was a detractor, this was partially offset by strong corporate bond performance as fundamentals remained strong and credit spread tightened markedly over the period and to a lesser degree exposure to asset-backed bonds with shorter average maturity profiles that had elevated yields as the Federal Reserve’s policy continued to result in an inverted yield curve.
How did the Fund perform since inception?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Shares	1.90	-0.27	1.00
Bloomberg U.S. Aggregate Bond Index	2.63	-0.23	1.09
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory Sustainable Bond Fund	PAGE 1	TSR_AR_115233389

Key Fund Statistics (as of June 30, 2024)

Net Assets	$558,246,407
Number of Holdings	164

Net Advisory Fee	$1,788,733
Portfolio Turnover	251%
Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Security Type	(%)
Corporate Bonds	32.1%
Agency Residential Mortgage-Backed Securities	30.1%
Foreign Government Agency Issues	16.0%
U.S. Treasury Securities	14.8%
Asset-Backed Securities	5.5%
Short-Term Investments	4.1%
Municipal Bonds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Agency Commercial Mortgage-Backed Securities	0.1%
Cash & Other	-4.7%

Top 10 Issuers	(%)
Federal National Mortgage Association	14.2%
United States Treasury Note	8.4%
Ginnie Mae II Pool	8.2%
Federal Home Loan Mortgage Corp.	5.2%
European Investment Bank	4.7%
United States Treasury STRIP	4.4%
International Bank for Reconstruction & Development	4.4%
First American Government Obligations Fund	3.9%
Inter-American Development Bank	3.8%
Kreditanstalt fuer Wiederaufbau	3.2%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Sustainable Bond Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Bond Fund	PAGE 2	TSR_AR_115233389

Brown Advisory Sustainable Bond Fund
Investor Shares | BASBX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.46%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Exposure to intermediate maturity Treasuries weighed on the Fund’s performance as the market priced out an aggressive monetary easing cycle as inflation data turned higher after a period of sustained declines. Exposure to mortgage-backed bonds also detracted from performance as these bonds experienced duration extension as interest rates rose. Positive contributors to relative performance were led by strong security selection in corporate bonds and the mild overweight held over the period. Asset-backed bonds also positively contributed to performance due to their attractive yields and short average maturities which benefited from the inverted yield curve.
POSITIONING
We tactically added duration in the portfolio during the first half of the period but moved back to a neutral position as interest rates moved higher in the face of ongoing elevated inflation data. In addition, the Fund moved to an overweight allocation to corporate bonds and agency MBS based on elevated yields and ongoing strong fundamentals.
PERFORMANCE
The Fund underperformed for the reported period. The Fund’s mild overweight to mortgages was a detractor, this was partially offset by strong corporate bond performance as fundamentals remained strong and credit spread tightened markedly over the period and to a lesser degree exposure to asset-backed bonds with shorter average maturity profiles that had elevated yields as the Federal Reserve’s policy continued to result in an inverted yield curve.
How did the Fund perform since inception?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2017)
Investor Shares	1.73	-0.32	0.64
Bloomberg U.S. Aggregate Bond Index	2.63	-0.23	0.78
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory Sustainable Bond Fund	PAGE 1	TSR_AR_115233447

Key Fund Statistics (as of June 30, 2024)

Net Assets	$558,246,407
Number of Holdings	164

Net Advisory Fee	$1,788,733
Portfolio Turnover	251%
Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Security Type	(%)
Corporate Bonds	32.1%
Agency Residential Mortgage-Backed Securities	30.1%
Foreign Government Agency Issues	16.0%
U.S. Treasury Securities	14.8%
Asset-Backed Securities	5.5%
Short-Term Investments	4.1%
Municipal Bonds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Agency Commercial Mortgage-Backed Securities	0.1%
Cash & Other	-4.7%

Top 10 Issuers	(%)
Federal National Mortgage Association	14.2%
United States Treasury Note	8.4%
Ginnie Mae II Pool	8.2%
Federal Home Loan Mortgage Corp.	5.2%
European Investment Bank	4.7%
United States Treasury STRIP	4.4%
International Bank for Reconstruction & Development	4.4%
First American Government Obligations Fund	3.9%
Inter-American Development Bank	3.8%
Kreditanstalt fuer Wiederaufbau	3.2%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Sustainable Bond Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Bond Fund	PAGE 2	TSR_AR_115233447

Brown Advisory Maryland Bond Fund
Investor Shares | BIAMX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Maryland Bond Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$50	0.49%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its regulatory benchmark, the Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contributions to relative performance were led by active yield curve positioning and individual security selection, during a period of elevated interest rate volatility. The municipal yield curve became severely inverted over the past year, with intermediate-maturity bonds yielding dramatically less than both short-term and longer-term bonds. These dynamics led us to actively position the portfolio in a duration barbell, which benefitted relative and absolute returns as the curve began to normalize by mid-2024. Bond selection was also additive to performance as many of our active sector and individual credit overweights outperformed the broad market.
POSITIONING
We tactically added to a duration barbell with a dramatic overweight to ultra-short duration bonds, and large weightings to longer duration bonds. We maintained an overweight in revenue-backed municipal sectors and added tactically to Prepaid Gas, Airports, and Tax Revenue, while trimming our positions in Higher Education and Healthcare.
PERFORMANCE
The Fund outperformed its benchmark in a volatile market. Much of our outperformance was driven by downside protection, particularly during the second half of 2023 as interest rates rose sharply. This performance was further bolstered by solid credit selection and active duration management for the entire period.
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	3.76	0.78	1.62
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-10 Year Blended Municipal Bond Index	2.31	1.03	1.79
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Maryland Bond Fund	PAGE 1	TSR-AR-115233751

Key Fund Statistics (as of June 30, 2024)

Net Assets	$168,661,906
Number of Holdings	80

Net Advisory Fee	$499,594
Portfolio Turnover	22%
Visit https://www.brownadvisory.com/mf/funds/maryland-bond-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Security Type	(%)
Municipal Bonds	99.0%
Short-Term Investments	0.1%
Cash & Other	0.9%

Industry	(%)
Revenue Bonds	82.7%
General Obligation Bonds	16.3%
Cash & Other	1.0%

Top 10 Issuers	(%)
University of Maryland Medical System	8.0%
County of Frederick MD	6.6%
Maryland Stadium Authority	6.2%
MedStar Health	5.8%
Maryland Community Development Administration	5.6%
Maryland State Transportation Authority	5.5%
Maryland Economic Development Corporation	4.4%
State of Maryland Department of Transportation	4.0%
County of Howard MD	3.5%
Main Street Natural Gas, Inc.	3.3%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Maryland Bond Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Maryland Bond Fund	PAGE 2	TSR-AR-115233751

Brown Advisory Tax-Exempt Bond Fund
Institutional Shares | BTEIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.40%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its regulatory benchmark, the Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contributions to relative performance were led by active yield curve positioning and individual security selection, during a period of elevated interest rate volatility. The municipal yield curve became severely inverted over the past year, with intermediate-maturity bonds yielding dramatically less than both short-term and longer-term bonds. These dynamics led us to actively position the portfolio in a duration barbell, which benefitted relative and absolute returns as the curve began to normalize by mid-2024. Bond selection was also additive to performance as many of our active sector and individual credit overweights outperformed the broad market.
POSITIONING
We tactically added to a duration barbell with a dramatic overweight to ultra-short duration bonds, and large weightings to longer duration bonds. We maintained an overweight in revenue-backed municipal sectors and added tactically to Prepaid Gas, Airports, and Tax Revenue, while trimming our positions in Higher Education and Healthcare.
PERFORMANCE
The Fund outperformed its benchmark in a volatile market. Much of our outperformance was driven by downside protection, particularly during the second half of 2023 as interest rates rose sharply. This performance was further bolstered by solid credit selection and active duration management for the entire period.
How did the Fund perform since inception?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Shares	4.49	1.41	2.24
Bloomberg Municipal Bond Index	3.21	1.16	2.06
Bloomberg 1-10 Year Blended Municipal Bond Index	2.31	1.03	1.75
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Tax-Exempt Bond Fund	PAGE 1	TSR-AR-115233371

Key Fund Statistics (as of June 30, 2024)

Net Assets	$919,823,529
Number of Holdings	167

Net Advisory Fee	$2,528,227
Portfolio Turnover	57%
Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Ten States	(%)
Texas	13.2%
New York	10.1%
Illinois	9.5%
Florida	6.7%
Georgia	5.9%
Alabama	5.6%
California	4.4%
New Jersey	4.0%
Ohio	4.0%
Cash & Other	36.6%

Top 10 Issuers	(%)
Black Belt Energy Gas District	4.4%
Texas Municipal Gas Acquisition and Supply Corp. II	4.2%
Main Street Natural Gas, Inc.	3.8%
New Jersey Transportation Trust Fund Authority	3.4%
Tobacco Settlement Financing Corp.	3.1%
First American Government Obligations Fund	2.6%
Miami-Dade County Florida Expressway Authority	2.4%
Metropolitan Pier & Exposition Authority	2.2%
Illinois State	2.2%
Fort Worth Texas	2.1%
Security Type Breakdown (%)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Tax-Exempt Bond Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Tax-Exempt Bond Fund	PAGE 2	TSR-AR-115233371

Brown Advisory Tax-Exempt Bond Fund
Investor Shares | BIAEX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.45%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its regulatory benchmark, the Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contributions to relative performance were led by active yield curve positioning and individual security selection, during a period of elevated interest rate volatility. The municipal yield curve became severely inverted over the past year, with intermediate-maturity bonds yielding dramatically less than both short-term and longer-term bonds. These dynamics led us to actively position the portfolio in a duration barbell, which benefitted relative and absolute returns as the curve began to normalize by mid-2024. Bond selection was also additive to performance as many of our active sector and individual credit overweights outperformed the broad market.
POSITIONING
We tactically added to a duration barbell with a dramatic overweight to ultra-short duration bonds, and large weightings to longer duration bonds. We maintained an overweight in revenue-backed municipal sectors and added tactically to Prepaid Gas, Airports, and Tax Revenue, while trimming our positions in Higher Education and Healthcare.
PERFORMANCE
The Fund outperformed its benchmark in a volatile market. Much of our outperformance was driven by downside protection, particularly during the second half of 2023 as interest rates rose sharply. This performance was further bolstered by solid credit selection and active duration management for the entire period.
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	4.55	1.38	2.24
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-10 Year Blended Municipal Bond Index	2.31	1.03	1.79
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Tax-Exempt Bond Fund	PAGE 1	TSR-AR-115233108

Key Fund Statistics (as of June 30, 2024)

Net Assets	$919,823,529
Number of Holdings	167

Net Advisory Fee	$2,528,227
Portfolio Turnover	57%
Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Ten States	(%)
Texas	13.2%
New York	10.1%
Illinois	9.5%
Florida	6.7%
Georgia	5.9%
Alabama	5.6%
California	4.4%
New Jersey	4.0%
Ohio	4.0%
Cash & Other	36.6%

Top 10 Issuers	(%)
Black Belt Energy Gas District	4.4%
Texas Municipal Gas Acquisition and Supply Corp. II	4.2%
Main Street Natural Gas, Inc.	3.8%
New Jersey Transportation Trust Fund Authority	3.4%
Tobacco Settlement Financing Corp.	3.1%
First American Government Obligations Fund	2.6%
Miami-Dade County Florida Expressway Authority	2.4%
Metropolitan Pier & Exposition Authority	2.2%
Illinois State	2.2%
Fort Worth Texas	2.1%
Security Type Breakdown (%)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Tax-Exempt Bond Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Tax-Exempt Bond Fund	PAGE 2	TSR-AR-115233108

Brown Advisory Tax-Exempt Sustainable Bond Fund
Investor Shares | BITEX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Tax-Exempt Sustainable Bond Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$49	0.48%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its regulatory benchmark, the Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contributions to relative performance were led by active yield curve positioning and individual security selection, during a period of elevated interest rate volatility. The municipal yield curve became severely inverted over the past year, with intermediate-maturity bonds yielding dramatically less than both short-term and longer-term bonds. These dynamics led us to actively position the portfolio in a duration barbell, which benefitted relative and absolute returns as the curve began to normalize by mid-2024. Bond selection was also additive to performance as many of our active sector and individual credit overweights outperformed the broad market.
POSITIONING
We tactically added to a duration barbell with a dramatic overweight to ultra-short duration bonds, and large weightings to longer duration bonds. We maintained an overweight in revenue-backed municipal sectors and added tactically to, Affordable Housing, Transportation, and Renewable Electric, while trimming our positions in Higher Education and Healthcare.
PERFORMANCE
The Fund outperformed its benchmark in a volatile market. Much of our outperformance was driven by downside protection, particularly during the second half of 2023 as interest rates rose sharply. This performance was further bolstered by solid credit selection and active duration management for the entire period.
How did the Fund perform since inception?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/02/2019)
Investor Shares	3.42	0.18
Bloomberg Municipal Bond Index	3.21	0.85
Bloomberg 1-10 Year Blended Municipal Bond Index	2.31	0.83
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Tax-Exempt Sustainable Bond Fund	PAGE 1	TSR-AR-115233348

Key Fund Statistics (as of June 30, 2024)

Net Assets	$281,014,055
Number of Holdings	98

Net Advisory Fee	$870,961
Portfolio Turnover	50%
Visit https://www.brownadvisory.com/mf/funds/tax-exempt-sustainable-bond-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Ten States	(%)
California	13.8%
New York	12.3%
Wisconsin	8.6%
Illinois	8.2%
Maryland	5.5%
Colorado	5.0%
Nebraska	3.7%
Florida	3.6%
Utah	3.6%
Cash & Other	35.7%

Top 10 Issuers	(%)
California Earthquake Authority	5.7%
California Community Choice Financing Authority	5.2%
Metropolitan Transportation Authority	4.9%
Utah Housing Corp.	3.6%
Maryland Health & Higher Educational Facilities Authority	3.6%
Wisconsin State	3.2%
New York Liberty Development Corp.	3.1%
New Jersey Economic Development Authority	2.8%
Douglas County Nebraska	2.8%
York County South Carolina Fort Mill School District No. 4	2.5%
Security Type Breakdown (%)
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Tax-Exempt Sustainable Bond Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Tax-Exempt Sustainable Bond Fund	PAGE 2	TSR-AR-115233348

Brown Advisory Mortgage Securities Fund
Institutional Shares | BAFZX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.45%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The rate environment over the past 12 months continued to be extraordinarily volatile and was a dominant driver of mortgage market returns. The Fund’s positioning along the coupon stack and a higher overall allocation to agency MBS basis detracted from overall performance relative to the benchmark. Exposure to securitized credit benefited performance over the period as spreads generally tightened over the year. Our security selection within the MBS sector also contributed positively to performance.
POSITIONING
We added to MBS basis over the past year as we believe that agency-backed mortgages continue to offer compelling value relative to riskier assets. We also added to high quality, short ABS which complement the mortgage exposure of the fund. We maintain a slight duration overweight, but continue to hold a relatively neutral duration stance as we prefer to add risk through our bottom-up selection and allocation decisions given the uncertainty of the current interest rate environment and reliance on near-term central bank policy decisions and posture.
PERFORMANCE
The Fund posted positive returns as moderating rate volatility and tighter spreads were offset by higher yields across most of the curve. While the fund generally outperformed its benchmark in weaker market periods with elevated market volatility, it lagged during times of strong market momentum due to our conservative positioning over the period.
How did the Fund perform over the past 10 years?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	1.90	-0.19	1.22
Bloomberg U.S. Aggregate Bond Index	2.63	-0.23	1.35
Bloomberg Mortgage Backed Securities Index	2.12	-0.76	0.89
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Mortgage Securities Fund	PAGE 1	TSR-AR-115233546

Key Fund Statistics (as of June 30, 2024)

Net Assets	$285,945,246
Number of Holdings	328

Net Advisory Fee	$869,152
Portfolio Turnover	335%
Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	88.3%
Short-Term Investments	14.9%
Asset-Backed Securities	10.4%
Agency Commercial Mortgage-Backed Securities	4.1%
Non-Agency Residential Mortgage-Backed Securities	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Municipal Bonds	0.1%
Cash & Other	-19.0%

Top 10 Issuers	(%)
Federal National Mortgage Association	42.8%
Federal Home Loan Mortgage Corp.	23.3%
Ginnie Mae II Pool	13.1%
Government National Mortgage Association	11.9%
United States Treasury Bill	11.8%
First American Government Obligations Fund	3.1%
John Deere Owner Trust	1.4%
CNH Equipment Trust	1.3%
CarMax Auto Owner Trust	1.3%
Ford Credit Auto Owner Trust	1.2%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Mortgage Securities Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mortgage Securities Fund	PAGE 2	TSR-AR-115233546

Brown Advisory Mortgage Securities Fund
Investor Shares | BIAZX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$50	0.50%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The rate environment over the past 12 months continued to be extraordinarily volatile and was a dominant driver of mortgage market returns. The Fund’s positioning along the coupon stack and a higher overall allocation to agency MBS basis detracted from overall performance relative to the benchmark. Exposure to securitized credit benefited performance over the period as spreads generally tightened over the year. Our security selection within the MBS sector also contributed positively to performance.
POSITIONING
We added to MBS basis over the past year as we believe that agency-backed mortgages continue to offer compelling value relative to riskier assets. We also added to high quality, short ABS which complement the mortgage exposure of the fund. We maintain a slight duration overweight, but continue to hold a relatively neutral duration stance as we prefer to add risk through our bottom-up selection and allocation decisions given the uncertainty of the current interest rate environment and reliance on near-term central bank policy decisions and posture.
PERFORMANCE
The Fund posted positive returns as moderating rate volatility and tighter spreads were offset by higher yields across most of the curve. While the fund generally outperformed its benchmark in weaker market periods with elevated market volatility, it lagged during times of strong market momentum due to our conservative positioning over the period.
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	1.84	-0.20	1.18
Bloomberg U.S. Aggregate Bond Index	2.63	-0.23	1.35
Bloomberg Mortgage Backed Securities Index	2.12	-0.76	0.89
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory Mortgage Securities Fund	PAGE 1	TSR-AR-115233587

Key Fund Statistics (as of June 30, 2024)

Net Assets	$285,945,246
Number of Holdings	328

Net Advisory Fee	$869,152
Portfolio Turnover	335%
Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	88.3%
Short-Term Investments	14.9%
Asset-Backed Securities	10.4%
Agency Commercial Mortgage-Backed Securities	4.1%
Non-Agency Residential Mortgage-Backed Securities	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Municipal Bonds	0.1%
Cash & Other	-19.0%

Top 10 Issuers	(%)
Federal National Mortgage Association	42.8%
Federal Home Loan Mortgage Corp.	23.3%
Ginnie Mae II Pool	13.1%
Government National Mortgage Association	11.9%
United States Treasury Bill	11.8%
First American Government Obligations Fund	3.1%
John Deere Owner Trust	1.4%
CNH Equipment Trust	1.3%
CarMax Auto Owner Trust	1.3%
Ford Credit Auto Owner Trust	1.2%
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Mortgage Securities Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mortgage Securities Fund	PAGE 2	TSR-AR-115233587

Brown Advisory - WMC Strategic European Equity Fund
Institutional Shares | BAFHX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$113	1.05%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Strong security selection was the key driver of relative outperformance. Particularly, the positive stock selection results in Industrials, Communication Services, and Consumer Staples contributed to relative returns. Weaker stock selection in Information Technology somewhat detracted from performance. Sector allocation, a result of our bottom-up stock selection process, also added to relative returns. Positive allocation effects driven by our overweight in Industrials and underweight in Consumer Discretionary was partially offset by our underweight position in Information Technology. At the issuer level, our top two relative contributors were our overweight position in Rheinmetall AG and UCB SA, while our top two relative detractors were not holding Novo Nordisk and our overweight position in Prudential PLC.
POSITIONING
We remain overweight in Industrials and Consumer Staples as we continue to find a lot of good investment ideas within this sector that fit our investment process and philosophy. We remain underweight Health Care and Information Technology as a result of our bottom-up stock selection process, as we struggle to find attractive ideas in these sectors that fit our investment criteria, with some companies (e.g. ASML and Novo Nordisk) trading at elevated valuation levels relative to their fundamentals in our view.
PERFORMANCE
The Fund posted positive returns for the reported period driven by positive bottom-up stock selection and positive allocation effects.

Top Contributors
↑	Rheinmetall AG
↑	UCB S.A.
↑	BAE Systems plc

Top Detractors
↓	Prudential plc
↓	Bayer AG
↓	Jeronimo Martins, SGPS S.A.
How did the Fund perform over the past 10 years?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	16.05	9.39	6.87
MSCI Europe Index	11.68	7.13	4.16
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR_AR_115233629

Key Fund Statistics (as of June 30, 2024)

Net Assets	$327,084,729
Number of Holdings	65

Net Advisory Fee	$2,576,769
Portfolio Turnover	41%
Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Industrials	35.1%
Consumer Staples	16.4%
Financials	15.2%
Health Care	6.7%
Materials	6.6%
Consumer Discretionary	6.5%
Communication Services	4.4%
Information Technology	2.5%
Energy	2.4%
Cash & Other	4.2%

Top 10 Issuers	(%)
British American Tobacco PLC	4.8%
Rheinmetall AG	3.4%
Unilever PLC	3.2%
Holcim, Ltd.	3.1%
Erste Group Bank AG	2.9%
UCB S.A.	2.9%
BAE Systems PLC	2.8%
Smiths Group PLC	2.8%
Haleon PLC	2.7%
First American Government Obligations Fund	2.7%
Geographic Breakdown (%)

*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory - WMC Strategic European Equity Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR_AR_115233629

Brown Advisory - WMC Strategic European Equity Fund
Investor Shares | BIAHX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$130	1.20%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Strong security selection was the key driver of relative outperformance. Particularly, the positive stock selection results in Industrials, Communication Services, and Consumer Staples contributed to relative returns. Weaker stock selection in Information Technology somewhat detracted from performance. Sector allocation, a result of our bottom-up stock selection process, also added to relative returns. Positive allocation effects driven by our overweight in Industrials and underweight in Consumer Discretionary was partially offset by our underweight position in Information Technology. At the issuer level, our top two relative contributors were our overweight position in Rheinmetall AG and UCB SA, while our top two relative detractors were not holding Novo Nordisk and our overweight position in Prudential PLC.
POSITIONING
We remain overweight in Industrials and Consumer Staples as we continue to find a lot of good investment ideas within this sector that fit our investment process and philosophy. We remain underweight Health Care and Information Technology as a result of our bottom-up stock selection process, as we struggle to find attractive ideas in these sectors that fit our investment criteria, with some companies (e.g. ASML and Novo Nordisk) trading at elevated valuation levels relative to their fundamentals in our view.
PERFORMANCE
The Fund posted positive returns for the reported period driven by positive bottom-up stock selection and positive allocation effects.

Top Contributors
↑	Rheinmetall AG
↑	UCB S.A.
↑	BAE Systems plc

Top Detractors
↓	Prudential plc
↓	Bayer AG
↓	Jeronimo Martins, SGPS S.A.
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	15.91	9.24	6.71
MSCI Europe Index	11.68	7.13	4.16
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR_AR_115233611

Key Fund Statistics (as of June 30, 2024)

Net Assets	$327,084,729
Number of Holdings	65

Net Advisory Fee	$2,576,769
Portfolio Turnover	41%
Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Industrials	35.1%
Consumer Staples	16.4%
Financials	15.2%
Health Care	6.7%
Materials	6.6%
Consumer Discretionary	6.5%
Communication Services	4.4%
Information Technology	2.5%
Energy	2.4%
Cash & Other	4.2%

Top 10 Issuers	(%)
British American Tobacco PLC	4.8%
Rheinmetall AG	3.4%
Unilever PLC	3.2%
Holcim, Ltd.	3.1%
Erste Group Bank AG	2.9%
UCB S.A.	2.9%
BAE Systems PLC	2.8%
Smiths Group PLC	2.8%
Haleon PLC	2.7%
First American Government Obligations Fund	2.7%
Geographic Breakdown (%)

*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory - WMC Strategic European Equity Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR_AR_115233611

Brown Advisory - WMC Strategic European Equity Fund
Advisor Shares | BAHAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$156	1.45%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Strong security selection was the key driver of relative outperformance. Particularly, the positive stock selection results in Industrials, Communication Services, and Consumer Staples contributed to relative returns. Weaker stock selection in Information Technology somewhat detracted from performance. Sector allocation, a result of our bottom-up stock selection process, also added to relative returns. Positive allocation effects driven by our overweight in Industrials and underweight in Consumer Discretionary was partially offset by our underweight position in Information Technology. At the issuer level, our top two relative contributors were our overweight position in Rheinmetall AG and UCB SA, while our top two relative detractors were not holding Novo Nordisk and our overweight position in Prudential PLC.
POSITIONING
We remain overweight in Industrials and Consumer Staples as we continue to find a lot of good investment ideas within this sector that fit our investment process and philosophy. We remain underweight Health Care and Information Technology as a result of our bottom-up stock selection process, as we struggle to find attractive ideas in these sectors that fit our investment criteria, with some companies (e.g. ASML and Novo Nordisk) trading at elevated valuation levels relative to their fundamentals in our view.
PERFORMANCE
The Fund posted positive returns for the reported period driven by positive bottom-up stock selection and positive allocation effects.

Top Contributors
↑	Rheinmetall AG
↑	UCB S.A.
↑	BAE Systems plc

Top Detractors
↓	Prudential plc
↓	Bayer AG
↓	Jeronimo Martins, SGPS S.A.
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	15.58	8.96	6.44
MSCI Europe Index	11.68	7.13	4.16
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR_AR_115233595

Key Fund Statistics (as of June 30, 2024)

Net Assets	$327,084,729
Number of Holdings	65

Net Advisory Fee	$2,576,769
Portfolio Turnover	41%
Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Industrials	35.1%
Consumer Staples	16.4%
Financials	15.2%
Health Care	6.7%
Materials	6.6%
Consumer Discretionary	6.5%
Communication Services	4.4%
Information Technology	2.5%
Energy	2.4%
Cash & Other	4.2%

Top 10 Issuers	(%)
British American Tobacco PLC	4.8%
Rheinmetall AG	3.4%
Unilever PLC	3.2%
Holcim, Ltd.	3.1%
Erste Group Bank AG	2.9%
UCB S.A.	2.9%
BAE Systems PLC	2.8%
Smiths Group PLC	2.8%
Haleon PLC	2.7%
First American Government Obligations Fund	2.7%
Geographic Breakdown (%)

*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory - WMC Strategic European Equity Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR_AR_115233595

Brown Advisory Emerging Markets Select Fund
Institutional Shares | BAFQX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$116	1.09%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of performance. The biggest contributors to relative performance were the Fund’s holdings in the information technology, real estate, and consumer discretionary sectors. Holdings within the industrial and consumer sectors in Korea and China detracted from relative performance.
POSITIONING
The Fund’s sub-advisers reacted differently to the opportunity set presented to them. Pzena’s valuation-sensitive approach led them to trim strongly performing technology exposure in Taiwan while increasing the Fund’s exposure to China and Hong Kong. Wellington increased exposure to India, Taiwan, and South Korea, while rotating capital away from China and Hong Kong. The Fund’s biggest geographic overweight is Singapore, while its biggest underweight is Africa and the Middle East. Over the period, the Fund’s combined China and Hong Kong overweight shrunk from 7.9% to 1.7% relative to the benchmark. The Fund’s biggest sector overweight was real estate while the biggest underweight was energy.
PERFORMANCE
The Fund posted positive returns for the period. A positive economic backdrop in India drove strong results for that market while Taiwan and South Korea benefitted from robust spending on technology hardware related to AI. This offset macroeconomic concerns in China and Brazil.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	Mahindra & Mahindra Ltd.
↑	Macrotech Developers Ltd.

Top Detractors
↓	AIA Group Limited
↓	Ambev SA
↓	Meituan Class B
How did the Fund perform over the past 10 years?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE

1,600,000
1,400,000
1,200,000
1,000,000
800,000
600,000
1,318,114
1,316,969
06/30/2014
06/30/2015
06/30/2016
06/30/2017
06/30/2018
06/30/2019
06/30/2020
06/30/2021
06/30/2022
06/30/2023
06/30/2024
Brown Advisory Emerging Markets Select Fund Institutional Shares
MSCI Emerging Markets Index

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	11.74	5.70	2.80
MSCI Emerging Markets Index	12.55	3.10	2.79
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR_AR_115233652

Key Fund Statistics (as of June 30, 2024)

Net Assets	$625,699,730
Number of Holdings	111

Net Advisory Fee	$5,179,044
Portfolio Turnover	70%
Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	24.2%
Information Technology	23.3%
Consumer Discretionary	13.6%
Industrials	8.7%
Communication Services	6.8%
Consumer Staples	6.5%
Real Estate	5.0%
Materials	4.1%
Energy	3.0%
Cash & Other	4.8%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Samsung Electronics Co., Ltd.	5.8%
Tencent Holdings, Ltd.	4.7%
First American Government Obligations Fund	2.1%
SK Hynix, Inc.	1.6%
Reliance Industries, Ltd.	1.6%
ICICI Bank, Ltd.	1.6%
Mahindra & Mahindra, Ltd.	1.6%
Axis Bank, Ltd.	1.6%
Bank Rakyat Indonesia Persero Tbk PT	1.4%
Geographic Breakdown (%)

*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Emerging Markets Select Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Emerging Markets Select Fund	PAGE 2	TSR_AR_115233652

Brown Advisory Emerging Markets Select Fund
Investor Shares | BIAQX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$132	1.24%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of performance. The biggest contributors to relative performance were the Fund’s holdings in the information technology, real estate, and consumer discretionary sectors. Holdings within the industrial and consumer sectors in Korea and China detracted from relative performance.
POSITIONING
The Fund’s sub-advisers reacted differently to the opportunity set presented to them. Pzena’s valuation-sensitive approach led them to trim strongly performing technology exposure in Taiwan while increasing the Fund’s exposure to China and Hong Kong. Wellington increased exposure to India, Taiwan, and South Korea, while rotating capital away from China and Hong Kong. The Fund’s biggest geographic overweight is Singapore, while its biggest underweight is Africa and the Middle East. Over the period, the Fund’s combined China and Hong Kong overweight shrunk from 7.9% to 1.7% relative to the benchmark. The Fund’s biggest sector overweight was real estate while the biggest underweight was energy.
PERFORMANCE
The Fund posted positive returns for the period. A positive economic backdrop in India drove strong results for that market while Taiwan and South Korea benefitted from robust spending on technology hardware related to AI. This offset macroeconomic concerns in China and Brazil.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	Mahindra & Mahindra Ltd.
↑	Macrotech Developers Ltd.

Top Detractors
↓	AIA Group Limited
↓	Ambev SA
↓	Meituan Class B
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	11.60	5.53	2.64
MSCI Emerging Markets Index	12.55	3.10	2.79
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR_AR_115233645

Key Fund Statistics (as of June 30, 2024)

Net Assets	$625,699,730
Number of Holdings	111

Net Advisory Fee	$5,179,044
Portfolio Turnover	70%
Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	24.2%
Information Technology	23.3%
Consumer Discretionary	13.6%
Industrials	8.7%
Communication Services	6.8%
Consumer Staples	6.5%
Real Estate	5.0%
Materials	4.1%
Energy	3.0%
Cash & Other	4.8%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Samsung Electronics Co., Ltd.	5.8%
Tencent Holdings, Ltd.	4.7%
First American Government Obligations Fund	2.1%
SK Hynix, Inc.	1.6%
Reliance Industries, Ltd.	1.6%
ICICI Bank, Ltd.	1.6%
Mahindra & Mahindra, Ltd.	1.6%
Axis Bank, Ltd.	1.6%
Bank Rakyat Indonesia Persero Tbk PT	1.4%
Geographic Breakdown (%)

*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Emerging Markets Select Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Emerging Markets Select Fund	PAGE 2	TSR_AR_115233645

Brown Advisory Emerging Markets Select Fund
Advisor Shares | BAQAX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$158	1.49%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of performance. The biggest contributors to relative performance were the Fund’s holdings in the information technology, real estate, and consumer discretionary sectors. Holdings within the industrial and consumer sectors in Korea and China detracted from relative performance.
POSITIONING
The Fund’s sub-advisers reacted differently to the opportunity set presented to them. Pzena’s valuation-sensitive approach led them to trim strongly performing technology exposure in Taiwan while increasing the Fund’s exposure to China and Hong Kong. Wellington increased exposure to India, Taiwan, and South Korea, while rotating capital away from China and Hong Kong. The Fund’s biggest geographic overweight is Singapore, while its biggest underweight is Africa and the Middle East. Over the period, the Fund’s combined China and Hong Kong overweight shrunk from 7.9% to 1.7% relative to the benchmark. The Fund’s biggest sector overweight was real estate while the biggest underweight was energy.
PERFORMANCE
The Fund posted positive returns for the period. A positive economic backdrop in India drove strong results for that market while Taiwan and South Korea benefitted from robust spending on technology hardware related to AI. This offset macroeconomic concerns in China and Brazil.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	Mahindra & Mahindra Ltd.
↑	Macrotech Developers Ltd.

Top Detractors
↓	AIA Group Limited
↓	Ambev SA
↓	Meituan Class B
How did the Fund perform over the past 10 years?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	11.32	5.25	2.38
MSCI Emerging Markets Index	12.55	3.10	2.79
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR_AR_115233637

Key Fund Statistics (as of June 30, 2024)

Net Assets	$625,699,730
Number of Holdings	111

Net Advisory Fee	$5,179,044
Portfolio Turnover	70%
Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Financials	24.2%
Information Technology	23.3%
Consumer Discretionary	13.6%
Industrials	8.7%
Communication Services	6.8%
Consumer Staples	6.5%
Real Estate	5.0%
Materials	4.1%
Energy	3.0%
Cash & Other	4.8%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Samsung Electronics Co., Ltd.	5.8%
Tencent Holdings, Ltd.	4.7%
First American Government Obligations Fund	2.1%
SK Hynix, Inc.	1.6%
Reliance Industries, Ltd.	1.6%
ICICI Bank, Ltd.	1.6%
Mahindra & Mahindra, Ltd.	1.6%
Axis Bank, Ltd.	1.6%
Bank Rakyat Indonesia Persero Tbk PT	1.4%
Geographic Breakdown (%)

*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory Emerging Markets Select Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Emerging Markets Select Fund	PAGE 2	TSR_AR_115233637

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Institutional Shares | BVALX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.54%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Relative underperformance was driven by stock selection in the Communications Services and Consumer Discretionary sectors, as well as an underweight in the outperforming Information Technology sector. The main contributor to relative performance during the period was stock selection in the Industrials sector.
POSITIONING
During the period, we exited from positions in WK Kellogg Co. and Parker-Hannifin Corp.
PERFORMANCE
The Fund posted positive returns during the period as markets responded positively to different themes, including the continued strength of the U.S. economy; expectations for AI’s expansion; as well as rate cuts on the horizon from the U.S. Federal Reserve.

Top Contributors
↑	QUALCOMM Incorporated
↑	NetApp, Inc.
↑	Amgen Inc.

Top Detractors
↓	Polaris Inc.
↓	Amdocs Limited
↓	Interpublic Group of Companies, Inc.
How did the Fund perform since inception?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/13/2018)
Institutional Shares	14.80	12.29	10.67
Russell 1000 Index	23.88	14.61	13.53
Russell 1000 Value Index	13.06	9.01	8.45
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 1	TSR-AR-115233421

Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,907,548,196
Number of Holdings	30

Net Advisory Fee	$7,815,836
Portfolio Turnover	24%
Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Information Technology	16.9%
Health Care	15.3%
Financials	14.4%
Consumer Discretionary	14.1%
Consumer Staples	12.5%
Communication Services	10.5%
Industrials	9.0%
Materials	3.1%
Cash & Other	4.2%

Top 10 Issuers	(%)
Amgen, Inc.	5.5%
Gen Digital, Inc.	4.6%
Biogen, Inc.	4.6%
Kimberly-Clark Corp.	4.6%
NetApp, Inc.	4.5%
Kellogg Co.	4.4%
Comcast Corp.	4.3%
eBay, Inc.	4.1%
Amdocs Ltd.	3.9%
First American Government Obligations Fund	3.9%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory - Beutel Goodman Large-Cap Value Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 2	TSR-AR-115233421

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Investor Shares | BIAVX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the “Fund”) for the period of  July 1, 2023, to June 30, 2024.  You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$74	0.69%
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Relative underperformance was driven by stock selection in the Communications Services and Consumer Discretionary sectors, as well as an underweight in the outperforming Information Technology sector. The main contributor to relative performance during the period was stock selection in the Industrials sector.
POSITIONING
During the period, we exited from positions in WK Kellogg Co. and Parker-Hannifin Corp.
PERFORMANCE
The Fund posted positive returns during the period as markets responded positively to different themes, including the continued strength of the U.S. economy; expectations for AI’s expansion; as well as rate cuts on the horizon from the U.S. Federal Reserve.

Top Contributors
↑	QUALCOMM Incorporated
↑	NetApp, Inc.
↑	Amgen Inc.

Top Detractors
↓	Polaris Inc.
↓	Amdocs Limited
↓	Interpublic Group of Companies, Inc.
How did the Fund perform since inception?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and does not assume the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. Performance for other share classes will vary.
CUMULATIVE PERFORMANCE
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Investor Shares	14.73	7.09
Russell 1000 Index	23.88	8.74
Russell 1000 Value Index	13.06	5.52
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.In accordance with new regulatory requirements, the Fund has selected a new primary benchmark. The former primary benchmark is also included for comparison.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 1	TSR-AR-115233314

Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,907,548,196
Number of Holdings	30

Net Advisory Fee	$7,815,836
Portfolio Turnover	24%
Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for more recent performance information.
What did the Fund invest in? (% of net assets, as of June 30, 2024)

Top Sectors*	(%)
Information Technology	16.9%
Health Care	15.3%
Financials	14.4%
Consumer Discretionary	14.1%
Consumer Staples	12.5%
Communication Services	10.5%
Industrials	9.0%
Materials	3.1%
Cash & Other	4.2%

Top 10 Issuers	(%)
Amgen, Inc.	5.5%
Gen Digital, Inc.	4.6%
Biogen, Inc.	4.6%
Kimberly-Clark Corp.	4.6%
NetApp, Inc.	4.5%
Kellogg Co.	4.4%
Comcast Corp.	4.3%
eBay, Inc.	4.1%
Amdocs Ltd.	3.9%
First American Government Obligations Fund	3.9%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory, LLC documents not be householded, please contact Brown Advisory, LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Brown Advisory, LLC or your financial intermediary.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit  https://www.brownadvisory.com/mf/how-to-invest.
The Brown Advisory - Beutel Goodman Large-Cap Value Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 2	TSR-AR-115233314

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has not designated an audit committee financial expert. The Registrant has determined that it will retain the services of an independent third party to assist it if circumstances arise that require specific investment company auditing expertise.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2024	FYE 6/30/2023
(a) Audit Fees	$353,325	$357,475
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$57,000	$59,000
(d) All Other Fees	N/A	N/A

(e) (1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2024	FYE 6/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 6/30/2024	FYE 6/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Mid-Cap Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Sustainable Small-Cap Core Fund
Brown Advisory Sustainable Value Fund
Brown Advisory Global Leaders Fund
Brown Advisory Sustainable International Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Tax-Exempt Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory - WMC Strategic European Equity Fund
Brown Advisory Emerging Markets Select Fund
Brown Advisory - Beutel Goodman Large-Cap Value Fund
Core Financial Statements
June 30, 2024

Brown Advisory Growth Equity Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 96.9%
Communication Services - 4.0%
Alphabet, Inc. - Class C	249,901	$45,836,841
Consumer Discretionary - 8.9%
Amazon.com, Inc.(a)	297,386	57,469,844
Hilton Worldwide Holdings, Inc.	205,875	44,921,925
		102,391,769
Consumer Staples - 4.7%
Costco Wholesale Corp.	63,628	54,083,164
Financials - 10.8%
Mastercard, Inc. - Class A	97,067	42,822,078
Progressive Corp.	198,746	41,281,531
S&P Global, Inc.	87,423	38,990,658
		123,094,267
Health Care - 15.9%
Align Technology, Inc.(a)	98,115	23,687,904
Edwards Lifesciences Corp.(a)	292,145	26,985,434
Intuitive Surgical, Inc.(a)	107,654	47,889,882
Thermo Fisher Scientific, Inc.	46,332	25,621,596
Veeva Systems, Inc. - Class A(a)	100,841	18,454,911
Zoetis, Inc. - Class A	227,888	39,506,664
		182,146,391
Industrials - 14.4%
Cintas Corp.	51,783	36,261,564
Generac Holdings, Inc.(a)	188,159	24,878,383
IDEX Corp.	26,416	5,314,899
TransDigm Group, Inc.	27,464	35,088,281
Uber Technologies, Inc.(a)	528,313	38,397,789
Veralto Corp.	255,247	24,368,431
		164,309,347
Information Technology - 35.5%
Adobe, Inc.(a)	59,226	32,902,412
Atlassian Corp. - Class A(a)	160,695	28,423,732
Autodesk, Inc.(a)	141,932	35,121,073
Cadence Design Systems, Inc.(a)	88,157	27,130,317
Intuit, Inc.	70,442	46,295,187
Marvell Technology, Inc.	438,898	30,678,970
Microsoft Corp.	126,208	56,408,666
NVIDIA Corp.	450,324	55,633,027
NXP Semiconductors NV	78,933	21,240,081
ServiceNow, Inc.(a)	61,741	48,569,792
Workday, Inc. - Class A(a)	107,759	24,090,602
		406,493,859
Real Estate - 2.7%
CoStar Group, Inc.(a)	421,168	31,225,396
TOTAL COMMON STOCKS (Cost $548,111,579)		1,109,581,034

	Shares	Value
SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
First American Government Obligations Fund - Class Z, 5.19%(b)	36,415,991	$36,415,991
TOTAL SHORT-TERM INVESTMENTS (Cost $36,415,991)		36,415,991
TOTAL INVESTMENTS - 100.1% (Cost $584,527,570)		$1,145,997,025
Liabilities in Excess of Other Assets - (0.1)%		(1,592,556)
TOTAL NET ASSETS - 100.0%		$1,144,404,469

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

Brown Advisory Flexible Equity Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 95.6%
Communication Services - 12.7%
Alphabet, Inc. - Class A	139,514	$25,412,475
Alphabet, Inc. - Class C	203,937	37,406,124
Meta Platforms, Inc. - Class A	85,871	43,297,876
T-Mobile US, Inc.	67,520	11,895,674
		118,012,149
Consumer Discretionary - 11.5%
Amazon.com, Inc.(a)	195,355	37,752,354
Amer Sports, Inc.(a)	673,193	8,462,036
Booking Holdings, Inc.	4,977	19,716,385
Bright Horizons Family Solutions, Inc.(a)	75,883	8,353,201
CarMax, Inc.(a)	125,924	9,235,266
Lowe’s Cos., Inc.	41,880	9,232,865
TJX Cos., Inc.	128,656	14,165,025
		106,917,132
Consumer Staples - 1.0%
Nomad Foods Ltd.	560,843	9,242,693
Energy - 2.9%
Baker Hughes Co.	274,422	9,651,422
Suncor Energy, Inc.	441,170	16,808,577
		26,459,999
Financials - 26.2%
American International Group, Inc.	209,522	15,554,913
Ameriprise Financial, Inc.	26,261	11,218,437
Bank of America Corp.	251,633	10,007,445
Berkshire Hathaway, Inc. - Class B(a)	86,860	35,334,648
Blackstone, Inc.	63,549	7,867,366
First Citizens BancShares, Inc. - Class A	10,725	18,056,717
Fiserv, Inc.(a)	120,851	18,011,633
KKR & Co., Inc.	332,775	35,021,241
Mastercard, Inc. - Class A	87,882	38,770,023
Progressive Corp.	67,269	13,972,444
Visa, Inc. - Class A	148,381	38,945,561
		242,760,428
Health Care - 11.7%
Agilent Technologies, Inc.	87,748	11,374,773
Align Technology, Inc.(a)	40,874	9,868,210
Danaher Corp.	42,517	10,622,872
Edwards Lifesciences Corp.(a)	217,074	20,051,125
Elevance Health, Inc.	33,886	18,361,468
Merck & Co., Inc.	65,811	8,147,402
UnitedHealth Group, Inc.	59,402	30,251,063
		108,676,913
Industrials - 8.5%
Canadian National Railway Co.	91,042	10,754,792
Carrier Global Corp.	210,486	13,277,457

	Shares	Value
Ferguson PLC	75,213	$14,564,997
General Electric Co.	67,290	10,697,091
Uber Technologies, Inc.(a)	141,682	10,297,448
United Rentals, Inc.	29,663	19,183,952
		78,775,737
Information Technology - 21.1%
Adobe, Inc.(a)	29,368	16,315,099
Analog Devices, Inc.	60,767	13,870,676
Apple, Inc.	135,192	28,474,139
Autodesk, Inc.(a)	58,071	14,369,669
Intuit, Inc.	31,406	20,640,337
Microsoft Corp.	154,196	68,917,902
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	186,456	32,407,917
		194,995,739
TOTAL COMMON STOCKS (Cost $352,697,824)		885,840,790
REAL ESTATE INVESTMENT TRUSTS - 0.8%
SBA Communications Corp. - Class A	37,372	7,336,123
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,668,453)		7,336,123
SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
First American Government Obligations Fund - Class Z, 5.19% (b)	31,357,936	31,357,936
TOTAL SHORT-TERM INVESTMENTS (Cost $31,357,936)		31,357,936
TOTAL INVESTMENTS - 99.8% (Cost $390,724,213)		$924,534,849
Other Assets in Excess of Liabilities - 0.2%		1,861,757
TOTAL NET ASSETS - 100.0%		$926,396,606

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Brown Advisory Sustainable Growth Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 98.2%
Communication Services - 4.1%
Alphabet, Inc. - Class A	2,259,946	$411,649,164
Consumer Discretionary - 11.4%
Airbnb, Inc. - Class A (a)	1,546,658	234,519,753
Amazon.com, Inc.(a)	3,378,905	652,973,391
Chipotle Mexican Grill, Inc.(a)	3,909,800	244,948,970
		1,132,442,114
Financials - 16.2%
Arthur J Gallagher & Co.	1,009,026	261,650,532
Blackstone, Inc.	1,306,129	161,698,770
KKR & Co., Inc.	2,941,919	309,607,556
MSCI, Inc. - Class A	412,462	198,703,568
Progressive Corp.	1,364,561	283,432,965
Visa, Inc. - Class A	1,494,314	392,212,596
		1,607,305,987
Health Care - 13.9%
Agilent Technologies, Inc.	1,105,913	143,359,502
Danaher Corp.	1,239,963	309,804,756
Edwards Lifesciences Corp.(a)	2,886,823	266,655,840
IDEXX Laboratories, Inc.(a)	391,839	190,903,961
Thermo Fisher Scientific, Inc.	451,130	249,474,890
West Pharmaceutical Services, Inc.	667,672	219,924,480
		1,380,123,429
Industrials - 9.1%
Fortive Corp.	3,285,085	243,424,799
Uber Technologies, Inc.(a)	4,154,692	301,963,015
Veralto Corp.	1,844,907	176,133,271
Verisk Analytics, Inc.	699,466	188,541,060
		910,062,145
Information Technology - 41.7%
Atlassian Corp. - Class A(a)	1,064,667	188,318,299
Cadence Design Systems, Inc.(a)	812,893	250,167,821
Dynatrace, Inc.(a)	3,884,014	173,770,786
Gartner, Inc.(a)	344,631	154,759,997
Intuit, Inc.	702,044	461,390,337
KLA Corp.	227,749	187,781,328
Marvell Technology, Inc.	4,104,853	286,929,225
Microsoft Corp.	1,628,618	727,910,815
Monolithic Power Systems, Inc.	374,653	307,844,877
NVIDIA Corp.	6,718,241	829,971,493
ServiceNow, Inc.(a)	517,296	406,941,244
Workday, Inc. - Class A(a)	768,210	171,741,028
		4,147,527,250
Materials - 1.8%
Ecolab, Inc.	759,617	180,788,846
TOTAL COMMON STOCKS (Cost $5,924,174,695)		9,769,898,935

	Shares	Value
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class Z, 5.19%(b)	179,869,123	$179,869,123
TOTAL SHORT-TERM INVESTMENTS (Cost $179,869,123)		179,869,123
TOTAL INVESTMENTS - 100.0% (Cost $6,104,043,818)		$9,949,768,058
Other Assets in Excess of Liabilities - 0.0%(c)		4,108,134
TOTAL NET ASSETS - 100.0%		$9,953,876,192

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 96.0%
Communication Services - 3.6%
Match Group, Inc.(a)	13,861	$421,097
Pinterest, Inc. - Class A(a)	35,208	1,551,617
Trade Desk, Inc. - Class A(a)	15,651	1,528,633
		3,501,347
Consumer Discretionary - 9.6%
Chipotle Mexican Grill, Inc.(a)	20,750	1,299,988
Coupang, Inc. - Class A(a)	68,526	1,435,620
DoorDash, Inc. - Class A(a)	17,611	1,915,725
Hilton Worldwide Holdings, Inc.	9,522	2,077,700
Pool Corp.	2,365	726,835
Ross Stores, Inc.	12,853	1,867,798
		9,323,666
Consumer Staples - 1.9%
Casey’s General Stores, Inc.	2,951	1,125,984
Kenvue, Inc.	36,596	665,315
		1,791,299
Energy - 3.0%
Cheniere Energy, Inc.	16,462	2,878,051
Financials - 8.7%
Ares Management Corp.	13,545	1,805,278
Arthur J Gallagher & Co.	6,445	1,671,253
KKR & Co., Inc.	15,270	1,607,015
Tradeweb Markets, Inc. - Class A	17,478	1,852,668
WEX, Inc.(a)	8,425	1,492,404
		8,428,618
Health Care - 22.1%
Align Technology, Inc.(a)	3,918	945,923
Alnylam Pharmaceuticals, Inc.(a)	7,901	1,919,943
Ascendis Pharma A/S - ADR(a)	6,947	947,432
Bio-Techne Corp.	12,884	923,139
Dexcom, Inc.(a)	32,290	3,661,040
Edwards Lifesciences Corp.(a)	27,325	2,524,010
HealthEquity, Inc.(a)	17,208	1,483,330
IDEXX Laboratories, Inc.(a)	4,608	2,245,018
Inari Medical, Inc.(a)	19,296	929,102
Insulet Corp.(a)	9,428	1,902,570
Veeva Systems, Inc. - Class A(a)	11,889	2,175,806
West Pharmaceutical Services, Inc.	5,260	1,732,591
		21,389,904
Industrials - 20.4%
Booz Allen Hamilton Holding Corp. - Class A	12,655	1,947,605
Carlisle Cos., Inc.	1,899	769,494
Cintas Corp.	2,039	1,427,830
Copart, Inc.(a)	47,359	2,564,963
Equifax, Inc.	9,091	2,204,204
HEICO Corp. - Class A	11,484	2,038,640
IDEX Corp.	5,436	1,093,723
Old Dominion Freight Line, Inc.	8,352	1,474,963

	Shares	Value
SiteOne Landscape Supply, Inc.(a)	7,992	$970,309
Verisk Analytics, Inc.	8,407	2,266,107
Waste Connections, Inc.	17,281	3,030,396
		19,788,234
Information Technology - 21.9%
Atlassian Corp. - Class A(a)	7,599	1,344,111
Autodesk, Inc.(a)	5,649	1,397,845
CCC Intelligent Solutions Holdings, Inc.(a)	75,846	842,649
Crowdstrike Holdings, Inc. - Class A(a)	2,488	953,377
Dynatrace, Inc.(a)	31,735	1,419,824
Elastic NV(a)	7,416	844,756
Fair Isaac Corp.(a)	1,602	2,384,833
Gartner, Inc.(a)	5,472	2,457,256
Guidewire Software, Inc.(a)	8,640	1,191,370
HubSpot, Inc.(a)	1,411	832,194
Marvell Technology, Inc.	49,794	3,480,601
Monolithic Power Systems, Inc.	775	636,802
NXP Semiconductors NV	5,041	1,356,483
Workday, Inc. - Class A(a)	4,777	1,067,946
Zscaler, Inc.(a)	5,323	1,023,027
		21,233,074
Materials - 2.2%
Vulcan Materials Co.	8,622	2,144,119
Real Estate - 2.6%
CoStar Group, Inc.(a)	34,453	2,554,345
TOTAL COMMON STOCKS (Cost $68,792,133)		93,032,657
REAL ESTATE INVESTMENT TRUSTS - 0.5%
SBA Communications Corp. - Class A	2,624	515,091
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $416,547)		515,091
SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
First American Government Obligations Fund - Class Z, 5.19%(b)	3,276,451	3,276,451
TOTAL SHORT-TERM INVESTMENTS (Cost $3,276,451)		3,276,451
TOTAL INVESTMENTS - 99.9% (Cost $72,485,131)		$96,824,199
Other Assets in Excess of Liabilities - 0.1%		99,669
TOTAL NET ASSETS - 100.0%		$96,923,868

The accompanying notes are an integral part of these financial statements.

4

Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
as of June 30, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 95.9%
Communication Services - 3.0%
Cogent Communications Holdings, Inc.	302,336	$ 17,063,844
Pinterest, Inc. - Class A(a)	510,570	22,500,820
Take-Two Interactive Software, Inc.(a)	58,276	9,061,335
		48,625,999
Consumer Discretionary - 7.7%
Bright Horizons Family Solutions, Inc.(a)	562,814	61,954,565
Churchill Downs, Inc.	25,252	3,525,179
Clarus Corp.	1,276,085	8,588,052
First Watch Restaurant Group, Inc.(a)	494,431	8,682,208
Mister Car Wash, Inc.(a)	4,231,895	30,131,093
TopBuild Corp.(a)	29,412	11,331,561
Vizio Holding Corp. - Class A(a)	75,958	820,347
		125,033,005
Consumer Staples - 2.8%
Casey’s General Stores, Inc.	106,733	40,725,043
Simply Good Foods Co.(a)	147,574	5,331,849
		46,056,892
Energy - 3.8%
Cactus, Inc. - Class A	223,436	11,784,015
ChampionX Corp.	1,252,024	41,579,717
Oceaneering International, Inc.(a)	365,015	8,636,255
		61,999,987
Financials - 4.7%
Houlihan Lokey, Inc.	96,435	13,005,224
Prosperity Bancshares, Inc.	682,779	41,745,108
WEX, Inc.(a)	123,120	21,809,477
		76,559,809
Health Care - 23.7%
Accolade, Inc.(a)	1,558,627	5,579,885
Arvinas, Inc.(a)	82,337	2,191,811
Ascendis Pharma A/S - ADR(a)	111,210	15,166,820
Bio-Techne Corp.	266,341	19,083,333
Blueprint Medicines Corp.(a)	152,919	16,481,610
Bruker Corp.	470,930	30,050,043
Cytokinetics, Inc.(a)	206,453	11,185,623
Encompass Health Corp.	399,753	34,294,810
Establishment Labs Holdings, Inc.(a)	584,736	26,570,404
Haemonetics Corp.(a)	90,729	7,506,010
HealthEquity, Inc.(a)	489,335	42,180,677
Immunome, Inc.(a)	188,492	2,280,753
Inari Medical, Inc.(a)	501,546	24,149,440
LifeStance Health Group, Inc.(a)	1,840,253	9,035,642
NeoGenomics, Inc.(a)	2,330,219	32,320,137
Neurocrine Biosciences, Inc.(a)	265,152	36,503,476
OrthoPediatrics Corp.(a)	467,008	13,431,150

	Shares	Value
Phreesia, Inc.(a)	1,484,334	$ 31,467,881
SI-BONE, Inc.(a)	1,228,366	15,882,772
Vaxcyte, Inc.(a)	106,572	8,047,252
		383,409,529
Industrials - 25.3%
Applied Industrial Technologies, Inc.	50,310	9,760,140
AZEK Co., Inc.(a)	357,364	15,055,745
Casella Waste Systems, Inc. - Class A(a)	327,990	32,543,168
Curtiss-Wright Corp.	99,063	26,844,092
EnPro Industries, Inc.	114,970	16,736,183
Fluor Corp.(a)	615,605	26,809,598
FTI Consulting, Inc.(a)	77,642	16,734,180
IDEX Corp.	72,532	14,593,438
John Bean Technologies Corp.	44,648	4,240,220
Kadant, Inc.	45,906	13,486,265
MSA Safety, Inc.	171,307	32,152,611
Mueller Water Products, Inc. - Class A	1,078,439	19,325,627
Rentokil Initial PLC - ADR	856,402	25,392,319
SiteOne Landscape Supply, Inc.(a)	107,953	13,106,574
SPX Technologies, Inc.(a)	108,273	15,389,924
Valmont Industries, Inc.	148,026	40,625,736
Waste Connections, Inc.	249,879	43,818,781
Woodward, Inc.	142,031	24,767,366
Zurn Elkay Water Solutions Corp.	648,085	19,053,699
		410,435,666
Information Technology - 20.6%
BlackLine, Inc.(a)	236,993	11,482,311
CCC Intelligent Solutions Holdings, Inc.(a)	2,692,640	29,915,230
Clear Secure, Inc. - Class A	1,005,625	18,815,244
Clearwater Analytics Holdings, Inc. - Class A(a)	371,743	6,884,680
Dynatrace, Inc.(a)	793,463	35,499,535
Entegris, Inc.	248,492	33,645,817
Envestnet, Inc.(a)	519,561	32,519,323
Guidewire Software, Inc.(a)	146,820	20,245,010
Infinera Corp.(a)	4,902,526	29,856,383
Lattice Semiconductor Corp.(a)	198,120	11,488,979
Littelfuse, Inc.	92,514	23,645,653
Onto Innovation, Inc.(a)	7,312	1,605,423
Power Integrations, Inc.	284,237	19,950,595
PROS Holdings, Inc.(a)	759,085	21,747,785
SiTime Corp.(a)	133,762	16,637,318
Workiva, Inc.(a)	279,673	20,413,332
		334,352,618
Materials - 3.7%
HB Fuller Co.	440,288	33,884,564
Quaker Chemical Corp.	149,280	25,332,816
		59,217,380

The accompanying notes are an integral part of these financial statements.

6

Brown Advisory Small-Cap Growth Fund
Schedule of Investments
as of June 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - 0.6%
DigitalBridge Group, Inc.	674,781	$9,244,500
TOTAL COMMON STOCKS (Cost $1,261,205,757)		1,554,935,385
REAL ESTATE INVESTMENT TRUSTS - 1.5%
EastGroup Properties, Inc.	141,887	24,134,979
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,349,972)		24,134,979
PRIVATE PLACEMENTS - 0.1%
StepStone VC Global Partners IV-B, L.P(a)(b)(e)	19,200	1,029,472
StepStone VC Global Partners V-B, L.P.(a)(c)(e)	91,769	90,185
TOTAL PRIVATE PLACEMENTS (Cost $0)		1,119,657
SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund - Class Z, 5.19%(d)	47,308,627	47,308,627
TOTAL SHORT-TERM INVESTMENTS (Cost $47,308,627)		47,308,627
TOTAL INVESTMENTS - 100.4% (Cost $1,322,864,356)		$1,627,498,648
Liabilities in Excess of Other Assets - (0.4)%		(6,881,795)
TOTAL NET ASSETS - 100.0%		$1,620,616,853

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

(c)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)
These securities are being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

The accompanying notes are an integral part of these financial statements.

7

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 87.2%
Communication Services - 5.8%
Cable One, Inc.	50,154	$17,754,516
IAC, Inc.(a)	246,450	11,546,182
Nexstar Media Group, Inc. - Class A	168,160	27,916,242
Shutterstock, Inc.	550,162	21,291,269
		78,508,209
Consumer Discretionary - 11.9%
La-Z-Boy, Inc.	507,514	18,920,122
Modine Manufacturing Co.(a)	407,318	40,809,190
Monarch Casino & Resort, Inc.	185,668	12,649,561
Monro, Inc.	446,354	10,650,006
Murphy USA, Inc.	41,047	19,269,925
Signet Jewelers Ltd.	343,603	30,779,957
Vista Outdoor, Inc.(a)	765,658	28,827,024
		161,905,785
Consumer Staples - 1.7%
TreeHouse Foods, Inc.(a)	615,704	22,559,395
Energy - 5.9%
Bristow Group, Inc.(a)	538,245	18,047,355
Oceaneering International, Inc.(a)	1,147,991	27,161,467
REX American Resources Corp.(a)	344,596	15,710,132
Sitio Royalties Corp. - Class A	795,781	18,788,389
		79,707,343
Financials - 25.3%
Amalgamated Financial Corp.	506,518	13,878,593
Assurant, Inc.	36,567	6,079,264
Assured Guaranty Ltd.	333,010	25,691,721
Bancorp, Inc.(a)	1,030,808	38,923,310
Dime Community Bancshares, Inc.	421,821	8,605,148
Eastern Bankshares, Inc.	1,720,993	24,059,482
Hanover Insurance Group, Inc.	174,119	21,841,487
Horace Mann Educators Corp.	566,069	18,465,171
MGIC Investment Corp.	1,110,585	23,933,107
NCR Atleos Corp.(a)	1,414,465	38,218,844
Old National Bancorp	1,208,899	20,780,974
Pacific Premier Bancorp, Inc.	911,068	20,927,232
Peapack-Gladstone Financial Corp.	308,229	6,981,387
Peoples Bancorp, Inc.	473,033	14,190,990
Seacoast Banking Corp. of Florida	215,229	5,088,014
Virtus Investment Partners, Inc.	51,482	11,627,210
White Mountains Insurance Group Ltd.	12,248	22,260,128
WSFS Financial Corp.	443,079	20,824,713
		342,376,775
Health Care - 3.2%
Avanos Medical, Inc.(a)	1,028,491	20,487,541
Patterson Cos., Inc.	945,404	22,803,144
		43,290,685

	Shares	Value
Industrials - 15.4%
Albany International Corp. - Class A	254,557	$21,497,339
Civeo Corp.	220,543	5,495,932
Curtiss-Wright Corp.	113,484	30,751,894
EnPro Industries, Inc.	171,470	24,960,888
Federal Signal Corp.	55,508	4,644,354
Kadant, Inc.	69,784	20,501,143
Leonardo DRS, Inc.(a)	907,998	23,163,029
Mueller Water Products, Inc. - Class A	736,752	13,202,596
Sensata Technologies Holding PLC	490,505	18,339,982
Tennant Co.	276,405	27,209,308
Thermon Group Holdings, Inc.(a)	617,108	18,982,242
		208,748,707
Information Technology - 7.1%
Bel Fuse, Inc. - Class A	108,943	8,814,578
Crane NXT Co.	343,603	21,104,096
CTS Corp.	671,316	33,988,729
NCR Voyix Corp.(a)	2,134,993	26,367,164
PC Connection, Inc.	84,364	5,416,169
		95,690,736
Materials - 6.5%
Eagle Materials, Inc.	183,277	39,855,416
Ingevity Corp.(a)	392,724	17,165,966
Orion S.A.	1,423,266	31,226,456
		88,247,838
Utilities - 4.4%
Portland General Electric Co.	405,879	17,550,208
Star Group L.P.	580,896	6,180,734
Talen Energy Corp.(a)	324,072	35,978,473
		59,709,415
TOTAL COMMON STOCKS (Cost $920,612,029)		1,180,744,888
REAL ESTATE INVESTMENT TRUSTS - 9.2%
Equity Commonwealth(a)	1,622,301	31,472,639
Essential Properties Realty Trust, Inc.	856,359	23,729,708
Getty Realty Corp.	486,921	12,981,314
Global Medical REIT, Inc.	837,000	7,599,960
Global Net Lease, Inc.	1,508,152	11,084,917
Ladder Capital Corp.	2,146,358	24,232,382
SITE Centers Corp.	962,246	13,952,567
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $112,984,956)		125,053,487

The accompanying notes are an integral part of these financial statements.

8

Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
as of June 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%
First American Government Obligations Fund - Class Z, 5.19%(b)	47,116,779	$47,116,779
TOTAL SHORT-TERM INVESTMENTS (Cost $47,116,779)		47,116,779
TOTAL INVESTMENTS - 99.9% (Cost $1,080,713,764)		$1,352,915,154
Other Assets in Excess of Liabilities - 0.1%		1,916,873
TOTAL NET ASSETS - 100.0%		$1,354,832,027

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

9

Brown Advisory Sustainable Small-Cap Core Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 88.8%
Communication Services - 2.9%
Cable One, Inc.	2,584	$914,736
Nexstar Media Group, Inc. - Class A	8,082	1,341,693
		2,256,429
Consumer Discretionary - 8.0%
Bright Horizons Family Solutions, Inc.(a)	18,362	2,021,289
First Watch Restaurant Group, Inc.(a)	35,039	615,285
TopBuild Corp.(a)	3,720	1,433,204
Vista Outdoor, Inc.(a)	29,596	1,114,289
Wyndham Hotels & Resorts, Inc.	13,469	996,706
		6,180,773
Consumer Staples - 1.6%
TreeHouse Foods, Inc.(a)	33,555	1,229,455
Energy - 1.3%
ChampionX Corp.	30,622	1,016,957
Financials - 20.2%
Assurant, Inc.	3,390	563,588
Assured Guaranty Ltd.	20,158	1,555,190
AvidXchange Holdings, Inc.(a)	90,823	1,095,325
Bancorp, Inc.(a)	52,815	1,994,294
Eastern Bankshares, Inc.	95,367	1,333,231
Horace Mann Educators Corp.	30,765	1,003,554
MGIC Investment Corp.	88,165	1,899,956
NCR Atleos Corp.(a)	52,668	1,423,089
Old National Bancorp	52,540	903,163
Pacific Premier Bancorp, Inc.	41,435	951,762
Prosperity Bancshares, Inc.	10,372	634,144
WEX, Inc.(a)	6,909	1,223,860
WSFS Financial Corp.	19,645	923,315
		15,504,471
Health Care - 16.7%
Accolade, Inc.(a)	53,530	191,637
Ascendis Pharma A/S - ADR(a)	7,312	997,211
Blueprint Medicines Corp.(a)	8,998	969,804
Charles River Laboratories International, Inc.(a)	2,712	560,245
Cytokinetics, Inc.(a)	6,689	362,410
Encompass Health Corp.	17,996	1,543,877
Haemonetics Corp.(a)	4,571	378,159
HealthEquity, Inc.(a)	17,886	1,541,773
Immunome, Inc.(a)	13,341	161,426
Inari Medical, Inc.(a)	16,933	815,324
LifeStance Health Group, Inc.(a)	73,340	360,099
NeoGenomics, Inc.(a)	88,184	1,223,112
Neurocrine Biosciences, Inc.(a)	6,836	941,112
OrthoPediatrics Corp.(a)	18,564	533,901
Phreesia, Inc.(a)	68,010	1,441,812

	Shares	Value
SI-BONE, Inc.(a)	32,565	$421,066
Vaxcyte, Inc.(a)	5,066	382,534
		12,825,502
Industrials - 19.0%
Applied Industrial Technologies, Inc.	669	129,786
AZEK Co., Inc.(a)	31,429	1,324,104
EnPro Industries, Inc.	9,474	1,379,130
Federal Signal Corp.	7,935	663,921
Kadant, Inc.	5,296	1,555,859
Mueller Water Products, Inc. - Class A	49,736	891,269
Sensata Technologies Holding PLC	28,313	1,058,623
SiteOne Landscape Supply, Inc.(a)	3,848	467,186
SPX Technologies, Inc.(a)	12,978	1,844,693
Tennant Co.	14,221	1,399,915
Valmont Industries, Inc.	6,139	1,684,849
Woodward, Inc.	6,616	1,153,698
Zurn Elkay Water Solutions Corp.	34,947	1,027,442
		14,580,475
Information Technology - 14.8%
BlackLine, Inc.(a)	17,281	837,265
CTS Corp.	29,285	1,482,700
Dynatrace, Inc.(a)	14,899	666,581
Entegris, Inc.	6,836	925,594
Envestnet, Inc.(a)	18,014	1,127,496
Infinera Corp.(a)	158,903	967,719
Littelfuse, Inc.	3,702	946,194
NCR Voyix Corp.(a)	63,957	789,869
Onto Innovation, Inc.(a)	8,760	1,923,346
Power Integrations, Inc.	9,291	652,135
Workiva, Inc.(a)	14,331	1,046,020
		11,364,919
Materials - 3.3%
HB Fuller Co.	19,865	1,528,810
Ingevity Corp.(a)	23,604	1,031,731
		2,560,541
Real Estate - 1.0%
DigitalBridge Group, Inc.	58,698	804,162
TOTAL COMMON STOCKS (Cost $61,928,929)		68,323,684
REAL ESTATE INVESTMENT TRUSTS - 4.4%
EastGroup Properties, Inc.	6,817	1,159,571
Equity Commonwealth(a)	59,742	1,158,995
Essential Properties Realty Trust, Inc.	38,759	1,074,012
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,162,730)		3,392,578

The accompanying notes are an integral part of these financial statements.

10

Brown Advisory Sustainable Small-Cap Core Fund
Schedule of Investments
as of June 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 7.2%
Money Market Funds - 7.2%
First American Government Obligations Fund - Class Z, 5.19%(b)	5,568,865	$5,568,865
TOTAL SHORT-TERM INVESTMENTS (Cost $5,568,865)		5,568,865
TOTAL INVESTMENTS - 100.4% (Cost $70,660,524)		$77,285,127
Liabilities in Excess of Other Assets - (0.4)%		(334,248)
TOTAL NET ASSETS - 100.0%		$76,950,879

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

11

Brown Advisory Sustainable Value Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 95.4%
Communication Services - 10.1%
Alphabet, Inc. - Class C	8,046	$ 1,475,797
Comcast Corp. - Class A	89,815	3,517,156
Nexstar Media Group, Inc.	8,419	1,397,638
T-Mobile US, Inc.	21,155	3,727,088
		10,117,679
Consumer Discretionary - 5.0%
Best Buy Co., Inc.	14,796	1,247,155
Expedia Group, Inc. (a)	13,069	1,646,563
Wyndham Hotels & Resorts, Inc.	28,927	2,140,598
		5,034,316
Consumer Staples - 4.9%
Kenvue, Inc.	73,643	1,338,830
Unilever PLC - ADR	64,720	3,558,953
		4,897,783
Energy - 7.0%
ChampionX Corp.	72,506	2,407,924
Schlumberger NV	62,797	2,962,763
Weatherford International PLC(a)	13,780	1,687,361
		7,058,048
Financials - 19.1%
American International Group, Inc.	40,218	2,985,784
Ameriprise Financial, Inc.	3,116	1,331,124
Assurant, Inc.	6,634	1,102,903
Bank of America Corp.	81,381	3,236,522
Citigroup, Inc.	24,374	1,546,774
Fidelity National Information Services, Inc.	55,195	4,159,495
KKR & Co., Inc.	23,613	2,485,032
Willis Towers Watson PLC	8,813	2,310,240
		19,157,874
Health Care - 15.4%
AbbVie, Inc.	7,938	1,361,526
Cardinal Health, Inc.	33,339	3,277,890
Centene Corp.(a)	19,042	1,262,485
Elevance Health, Inc.	4,629	2,508,270
Gilead Sciences, Inc.	20,557	1,410,416
Labcorp Holdings, Inc.	9,205	1,873,310
Medtronic PLC	24,716	1,945,396
Merck & Co., Inc.	14,794	1,831,497
		15,470,790
Industrials - 12.6%
Ferguson PLC	22,304	4,319,169
Masco Corp.	27,976	1,865,160
Pentair PLC	19,537	1,497,902
Trane Technologies PLC	9,824	3,231,408
Waste Connections, Inc.	10,141	1,778,326
		12,691,965

	Shares	Value
Information Technology - 10.8%
Applied Materials, Inc.	6,127	$1,445,911
Cisco Systems, Inc.	28,060	1,333,130
Dell Technologies, Inc. - Class C	18,115	2,498,240
Micron Technology, Inc.	10,072	1,324,770
NXP Semiconductors NV	7,656	2,060,153
TD SYNNEX Corp.	18,672	2,154,749
		10,816,953
Materials - 4.4%
CRH PLC	59,351	4,450,138
Real Estate - 1.7%
CBRE Group, Inc. - Class A(a)	18,766	1,672,238
Utilities - 4.4%
Constellation Energy Corp.	21,887	4,383,309
TOTAL COMMON STOCKS (Cost $81,095,179)		95,751,093
SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%
First American Government Obligations Fund - Class Z, 5.19%(b)	4,555,948	4,555,948
TOTAL SHORT-TERM INVESTMENTS (Cost $4,555,948)		4,555,948
TOTAL INVESTMENTS - 99.9% (Cost $85,651,127)		$100,307,041
Other Assets in Excess of Liabilities - 0.1%		93,715
TOTAL NET ASSETS - 100.0%		$100,400,756

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

12

Brown Advisory Global Leaders Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 98.9%
Brazil - 1.7%
B3 S.A. - Brasil Bolsa Balcao	17,825,623	$32,621,263
China - 2.2%
AIA Group, Ltd.	6,446,930	43,618,315
Denmark - 2.1%
Coloplast A/S - Class B	349,130	41,970,032
France - 3.2%
Safran S.A.	296,500	62,489,899
Germany - 6.1%
CTS Eventim AG & Co. KGaA	454,418	37,830,037
Deutsche Boerse AG	396,244	80,990,955
		118,820,992
India - 3.1%
HDFC Bank, Ltd.	2,994,825	60,478,123
Indonesia - 1.9%
Bank Rakyat Indonesia Persero Tbk PT	133,049,383	37,306,586
Netherlands - 3.8%
ASML Holding NV	27,010	27,623,937
Wolters Kluwer NV	291,073	48,067,306
		75,691,243
Sweden - 1.9%
Atlas Copco AB - Class B	2,351,773	37,974,779
Switzerland - 2.7%
Roche Holding AG	189,586	52,526,475
Taiwan - 4.3%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	485,889	84,452,367
United Kingdom - 7.8%
London Stock Exchange Group PLC	632,886	75,046,283
Unilever PLC	1,406,904	77,220,915
		152,267,198
United States - 58.1%
Communication Services - 4.7%
Alphabet, Inc. - Class C	505,092	92,643,975
Consumer Discretionary - 6.5%
AutoZone, Inc.(a)	13,154	38,989,771
Booking Holdings, Inc.	11,249	44,562,914
TJX Cos., Inc.	402,763	44,344,206
		127,896,891

	Shares	Value
Consumer Staples - 1.6%
Estee Lauder Cos., Inc. - Class A	300,821	$32,007,354
Financials - 11.7%
Charles Schwab Corp.	661,750	48,764,357
Mastercard, Inc. - Class A	173,298	76,452,146
Moody’s Corp.	117,995	49,667,635
Visa, Inc. - Class A	203,831	53,499,523
		228,383,661
Health Care - 5.1%
Edwards Lifesciences Corp.(a)	551,994	50,987,686
Zoetis, Inc. - Class A	276,264	47,893,127
		98,880,813
Industrials - 7.7%
Allegion PLC	321,160	37,945,054
Ferguson PLC	238,217	46,130,722
General Electric Co.	416,326	66,183,344
		150,259,120
Information Technology - 19.0%
Adobe, Inc.(a)	79,713	44,283,760
Autodesk, Inc.(a)	178,959	44,283,405
Intuit, Inc.	82,709	54,357,182
Marvell Technology, Inc.	758,396	53,011,880
Microsoft Corp.	393,547	175,895,832
		371,832,059
Materials - 1.8%
Sherwin-Williams Co.	120,654	36,006,773
Total United States		1,137,910,646
TOTAL COMMON STOCKS (Cost $1,305,917,375)		1,938,127,918
SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class Z, 5.19%(b)	23,704,471	23,704,471
TOTAL SHORT-TERM INVESTMENTS (Cost $23,704,471)		23,704,471
TOTAL INVESTMENTS - 100.1% (Cost $1,329,621,846)		$1,961,832,389
Liabilities in Excess of Other Assets - (0.1)%		(2,802,141)
TOTAL NET ASSETS - 100.0%		$1,959,030,248

The accompanying notes are an integral part of these financial statements.

13

Brown Advisory Global Leaders Fund
Schedule of Investments
as of June 30, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

14

Brown Advisory Sustainable International Leaders Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 96.4%
Brazil - 3.2%
B3 S.A. - Brasil Bolsa Balcao	674,703	$ 1,234,721
Canada - 6.5%
Canadian National Railway Co.	6,132	724,607
Waste Connections, Inc.	10,342	1,814,547
		2,539,154
China - 2.6%
AIA Group, Ltd.	148,872	1,007,231
Denmark - 1.9%
Coloplast A/S - Class B	6,015	723,082
Finland - 3.2%
Kone Oyj - Class B	24,958	1,237,452
France - 10.1%
Airbus SE	5,515	756,916
LVMH Moet Hennessy Louis Vuitton SE	1,916	1,471,089
Safran S.A.	7,954	1,676,373
		3,904,378
Germany - 8.6%
CTS Eventim AG & Co. KGaA	15,432	1,284,705
Deutsche Boerse AG	10,103	2,065,020
		3,349,725
India - 7.2%
HDFC Bank, Ltd. - ADR	28,048	1,804,328
Tata Consultancy Services, Ltd.	21,006	981,259
		2,785,587
Indonesia - 3.2%
Bank Rakyat Indonesia Persero Tbk PT	4,467,556	1,252,687
Japan - 4.1%
Keyence Corp.	1,888	826,336
Shimano, Inc.	5,016	775,192
		1,601,528
Netherlands - 6.8%
ASML Holding NV	990	1,008,975
Wolters Kluwer NV	9,877	1,631,071
		2,640,046
Sweden - 2.4%
Atlas Copco AB - Class B	57,301	925,256
Switzerland - 3.0%
Roche Holding AG	4,187	1,160,045
United Kingdom - 26.1%
Compass Group PLC	46,569	1,268,689
ConvaTec Group PLC	238,086	705,379

	Shares	Value
Diageo PLC	35,630	$1,118,564
Experian PLC	37,371	1,736,129
Howden Joinery Group PLC	135,142	1,494,657
London Stock Exchange Group PLC	15,970	1,893,689
Rentokil Initial PLC	326,531	1,896,354
		10,113,461
United States - 7.5%
Booking Holdings, Inc.	358	1,418,217
NXP Semiconductors NV	5,510	1,482,686
		2,900,903
TOTAL COMMON STOCKS (Cost $32,741,006)		37,375,256
SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund - Class Z, 5.19%(a)	1,127,715	1,127,715
TOTAL SHORT-TERM INVESTMENTS (Cost $1,127,715)		1,127,715
TOTAL INVESTMENTS - 99.3% (Cost $33,868,721)		$38,502,971
Other Assets in Excess of Liabilities - 0.7%		290,641
TOTAL NET ASSETS - 100.0%		$38,793,612

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

15

Brown Advisory Intermediate Income Fund
Schedule of Investments
June 30, 2024

	Par	Value
U.S. TREASURY SECURITIES - 31.5%
United States Treasury Note
2.75%, 05/15/2025	$3,500,000	$ 3,427,753
2.25%, 03/31/2026	6,775,000	6,488,121
2.88%, 05/15/2028	5,395,000	5,097,432
3.25%, 06/30/2029	6,500,000	6,176,143
0.88%, 11/15/2030	5,735,000	4,640,085
1.88%, 02/15/2032	12,935,000	10,860,347
TOTAL U.S. TREASURY SECURITIES (Cost $39,483,841)		36,689,881
CORPORATE BONDS - 24.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/2024	1,185,000	1,169,056
American Tower Corp., 3.60%, 01/15/2028	616,000	581,576
Analog Devices, Inc., 1.70%, 10/01/2028	1,335,000	1,176,510
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	1,305,000	1,156,038
Carrier Global Corp., 2.24%, 02/15/2025	1,190,000	1,164,952
Citigroup, Inc., 3.20%, 10/21/2026	1,224,000	1,167,538
Clorox Co., 4.40%, 05/01/2029	1,201,000	1,169,099
Comcast Corp., 3.40%, 04/01/2030	639,000	587,625
Crown Castle, Inc., 3.30%, 07/01/2030	659,000	587,541
Dollar Tree, Inc., 4.20%, 05/15/2028	1,206,000	1,158,116
Ferguson Finance PLC, 4.65%, 04/20/2032(a)	1,230,000	1,164,823
Fortis, Inc., 3.06%, 10/04/2026	610,000	579,030
Hasbro, Inc., 3.55%, 11/19/2026	1,225,000	1,169,530
JB Hunt Transport Services, Inc., 3.88%, 03/01/2026	589,000	575,975
Keysight Technologies, Inc., 4.60%, 04/06/2027	1,181,000	1,160,313
Marvell Technology, Inc., 5.75%, 02/15/2029	1,145,000	1,169,565
Morgan Stanley, 3.13%, 07/27/2026	1,215,000	1,161,847
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	1,062,000	1,157,973
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	1,440,000	1,186,457
Revvity, Inc., 1.90%, 09/15/2028	674,000	589,851
Sysco Corp., 5.95%, 04/01/2030	559,000	581,985
Trimble, Inc., 6.10%, 03/15/2033	1,130,000	1,170,756
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	1,170,000	1,173,369
Veralto Corp., 5.45%, 09/18/2033(a)	1,165,000	1,163,343

	Par	Value
Verizon Communications, Inc., 2.10%, 03/22/2028	$1,301,000	$ 1,170,310
Waste Connections, Inc., 5.00%, 03/01/2034	1,790,000	1,750,489
Wells Fargo & Co., 3.00%, 10/23/2026	1,229,000	1,167,717
West Fraser Timber Co. Ltd., 4.35%, 10/15/2024(a)	1,000,000	992,572
TOTAL CORPORATE BONDS (Cost $30,164,144)		29,003,956
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 17.5%
Federal Home Loan Mortgage Corp.
Pool QE0622, 2.00%, 04/01/2052	784,699	624,088
Pool QF0492, 5.50%, 09/01/2052	823,667	818,484
Pool RA7927, 4.50%, 09/01/2052	1,261,922	1,191,932
Pool SD0913, 2.50%, 02/01/2052	1,421,466	1,173,417
Pool SD3234, 2.50%, 12/01/2051	1,607,295	1,320,272
Pool SD3475, 5.50%, 08/01/2053	1,206,153	1,193,433
Pool SD3477, 6.50%, 08/01/2053	525,171	540,107
Series 4634, Class MA, 4.50%, 11/15/2054	788,892	767,401
Series 5145, Class AB, 1.50%, 09/25/2049	406,174	313,795
Federal National Mortgage Association
Pool 628837, 6.50%, 03/01/2032	7,479	7,676
Pool 663238, 5.50%, 09/01/2032	10,083	10,254
Pool 741373, 6.41% (1 yr. CMT Rate + 2.28%), 12/01/2033	5,660	5,753
Pool 744805, 6.27% (RFUCCT6M + 1.52%), 11/01/2033	12,207	12,130
Pool 764342, 5.90% (RFUCCT6M + 1.52%), 02/01/2034	18,867	18,852
Pool BQ3248, 2.00%, 11/01/2050	1,439,290	1,136,631
Pool BQ6307, 2.00%, 11/01/2050	1,294,384	1,022,048
Pool BR5634, 2.00%, 03/01/2051	771,720	612,708
Pool BW0025, 4.00%, 07/01/2052	660,940	605,766
Pool CB2548, 2.50%, 01/01/2052	1,278,395	1,051,707

The accompanying notes are an integral part of these financial statements.

16

Brown Advisory Intermediate Income Fund
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool FM6555, 2.00%, 04/01/2051	$995,690	$ 789,438
Pool FM9973, 3.00%, 08/01/2051	1,307,790	1,127,566
Pool FS0031, 2.50%, 10/01/2051	1,272,728	1,040,294
Pool FS0348, 2.00%, 01/01/2052	1,435,205	1,139,888
Pool FS3607, 2.50%, 02/01/2037	974,928	882,263
Pool FS4862, 2.50%, 10/01/2051	1,454,917	1,195,204
Pool MA2998, 3.50%, 04/01/2032	280,996	268,755
Pool MA4208, 2.00%, 12/01/2050	719,503	568,280
Pool MA4492, 2.00%, 12/01/2051	1,108,865	870,085
Ginnie Mae I Pool, Pool 781186, 9.00%, 06/15/2030	7,229	7,256
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $21,605,523)		20,315,483
	Shares
AFFILIATED MUTUAL FUNDS (Note 3) - 13.2%
Brown Advisory Mortgage Securities Fund – Institutional Shares(b)	1,723,602	15,322,826
TOTAL AFFILIATED MUTUAL FUNDS (Cost $17,557,513)		15,322,826
	Par
ASSET-BACKED SECURITIES - 4.4%
American Homes 4 Rent, Series 2015-SFR2, Class C, 4.69%, 10/17/2052(a)	$510,000	500,850
CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, 02/16/2027	900,000	863,904
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	210,000	210,258
CNH Equipment Trust
Series 2023-B, Class A2, 5.90%, 02/16/2027	1,030,905	1,032,449
Series 2024-B, Class A2A, 5.42%, 10/15/2027	515,000	515,367
Dext ABS Funding LLC, Series 2021-1, Class A, 1.12%, 02/15/2028(a)	49,469	49,109

	Par	Value
FHF Trust
Series 2021-1A, Class A, 1.27%, 03/15/2027(a)	$30,188	$ 29,780
Series 2021-2A, Class A, 0.83%, 12/15/2026(a)	128,823	126,173
Ford Credit Auto Owner Trust, Series 2024-B, Class B, 5.23%, 05/15/2030	730,000	732,463
John Deere Owner Trust, Series 2023-C, Class A2, 5.76%, 08/17/2026	922,389	923,118
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029(a)	157,504	153,884
TOTAL ASSET-BACKED SECURITIES (Cost $5,206,412)		5,137,355
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
Federal Home Loan Mortgage Corp.
Pool WA3311, 2.21%, 04/01/2038	1,641,630	1,205,387
Series Q006, Class APT2, 2.76%, 09/25/2026(c)	94,454	90,555
Series Q007, Class APT1, 6.87%, 10/25/2047(c)	68,592	68,447
Series Q010, Class APT1, 6.98%, 04/25/2046(c)	42,515	42,646
Federal National Mortgage Association
Pool BL1160, 3.64%, 01/01/2026	750,000	730,486
Series 2016-M10, Class AV1, 2.35%, 11/25/2045	188,123	182,770
FREMF Mortgage Trust, Series 2020-KF74, Class B, 7.59% (30 day avg SOFR US + 2.26%), 01/25/2027(a)	148,475	143,260
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,811,306)		2,463,551
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.7%
JP Morgan Mortgage Trust, Series 2020-LTV2, Class A15, 3.00%, 11/25/2050(a)(c)	843,677	742,517
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $798,857)		742,517

The accompanying notes are an integral part of these financial statements.

17

Brown Advisory Intermediate Income Fund
Schedule of Investments
June 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
First American Government Obligations Fund - Class Z, 5.19%(d)	2,955,033	$ 2,955,033
TOTAL SHORT-TERM INVESTMENTS (Cost $2,955,033)		2,955,033
TOTAL INVESTMENTS - 96.8% (Cost $120,582,629)		$112,630,602
Other Assets in Excess of Liabilities - 3.2%		3,773,052
TOTAL NET ASSETS - 100.0%		$116,403,654

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury Rate
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

18

Brown Advisory Intermediate Income Fund
Schedule of Futures Contracts
June 30, 2024

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	78	09/30/2024	$15,905,020	$15,929,062	$24,042
U.S. Treasury 5 Year Note	84	09/30/2024	8,913,360	8,952,563	39,203
U.S. Treasury Long Bonds	13	09/19/2024	1,524,740	1,538,062	13,322
					$ 76,567

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(36)	09/19/2024	$(4,062,576)	$(4,087,125)	$(24,549)
U.S. Treasury 10 Year Notes	(18)	09/19/2024	(1,967,867)	(1,979,719)	(11,852)
U.S. Treasury Ultra Bonds	(7)	09/19/2024	(871,921)	(877,406)	(5,485)
					$(41,886)
Total Unrealized Appreciation (Depreciation)					$ 34,681

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

19

Brown Advisory Sustainable Bond Fund
Schedule of Investments
June 30, 2024

	Par	Value
CORPORATE BONDS - 32.1%
AbbVie, Inc., 2.60%, 11/21/2024	$ 5,480,000	$ 5,420,015
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	2,750,000	2,713,000
3.00%, 10/29/2028	5,975,000	5,431,985
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026(a)	2,635,000	2,692,672
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029(a)	2,615,000	2,700,509
AT&T, Inc., 4.35%, 03/01/2029	5,575,000	5,404,787
Banco Bilbao Vizcaya Argentaria SA, 6.03% to 03/13/2034 then 1 yr. CMT Rate + 1.95%, 03/13/2035	2,705,000	2,699,678
BBVA Bancomer SA, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039(a)	2,650,000	2,685,346
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	6,115,000	5,416,992
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034(a)	5,115,000	5,404,532
Carrier Global Corp., 2.24%, 02/15/2025	5,535,000	5,418,496
Crown Castle, Inc., 3.30%, 07/01/2030	6,115,000	5,451,916
Equinix, Inc., 3.20%, 11/18/2029	9,045,000	8,152,856
Ferguson Finance PLC, 4.65%, 04/20/2032(a)	5,735,000	5,431,105
Ford Motor Credit Co. LLC
4.06%, 11/01/2024	3,265,000	3,245,746
8.32% (SOFR + 2.95%), 03/06/2026	2,000,000	2,071,682
Fortis, Inc., 3.06%, 10/04/2026	5,700,000	5,410,607
Intesa Sanpaolo SpA, 7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054(a)	2,560,000	2,676,965
Kreditanstalt fuer Wiederaufbau, 0.63%, 01/22/2026	19,025,000	17,814,072
Marvell Technology, Inc., 2.95%, 04/15/2031	9,475,000	8,176,487
Mercer International, Inc., 5.50%, 01/15/2026	2,755,000	2,675,919
Micron Technology, Inc., 6.75%, 11/01/2029	2,535,000	2,697,103
Nationwide Building Society, 4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029(a)(b)	2,825,000	2,705,552
NatWest Group PLC, 5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030(b)	2,755,000	2,707,567
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	4,980,000	5,430,045

	Par	Value
Regal Rexnord Corp., 6.30%, 02/15/2030	$ 2,695,000	$2,756,422
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	6,680,000	5,503,843
Revvity, Inc., 2.25%, 09/15/2031	9,965,000	8,158,221
Roper Technologies, Inc., 1.75%, 02/15/2031	5,075,000	4,087,328
Sprint Capital Corp., 8.75%, 03/15/2032	6,755,000	8,130,975
Toronto-Dominion Bank, 5.26%, 12/11/2026	5,385,000	5,384,758
Trimble, Inc., 6.10%, 03/15/2033	7,865,000	8,148,667
UBS Group AG, 7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual(a)	2,640,000	2,699,524
Veralto Corp., 5.45%, 09/18/2033(a)	5,405,000	5,397,310
Waste Connections, Inc., 5.00%, 03/01/2034	8,310,000	8,126,574
TOTAL CORPORATE BONDS (Cost $179,948,204)		179,029,256
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 30.1%
Federal Home Loan Mortgage Corp.
Pool G31063, 3.50%, 11/01/2037	547,663	515,527
Pool QC5510, 3.50%, 07/01/2051	1,073,316	951,569
Pool QD5888, 3.50%, 02/01/2052	1,738,007	1,550,456
Pool QD7054, 3.00%, 02/01/2052	1,650,865	1,415,564
Pool QD7450, 3.00%, 03/01/2052	1,629,222	1,391,194
Pool QE0380, 2.50%, 04/01/2052	152,044	125,962
Pool RA6064, 2.50%, 09/01/2051	4,504,830	3,768,521
Pool RA6699, 3.50%, 02/01/2052	1,725,454	1,539,239
Pool RA7935, 5.00%, 09/01/2052	4,977,326	4,852,061
Pool SD2875, 5.00%, 05/01/2053	3,179,064	3,111,733
Pool SD3234, 2.50%, 12/01/2051	7,445,682	6,116,070
Pool SD3477, 6.50%, 08/01/2053	2,723,767	2,801,233
Series 4094, Class NI, 2.50%, 03/15/2027(c)	54,358	184
Series 4107, Class LI, 3.00%, 08/15/2027(c)	1,608,247	73,289
Series 4143, Class IA, 3.50%, 09/15/2042(c)	930,659	67,126

The accompanying notes are an integral part of these financial statements.

20

Brown Advisory Sustainable Bond Fund
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Federal National Mortgage Association
4.50%, 07/15/2054(d)	$ 7,200,000	$ 6,788,531
5.50%, 07/15/2054(d)	4,820,000	4,754,290
6.00%, 07/15/2054(d)	11,000,000	11,032,227
Pool BH7686, 4.50%, 12/01/2047	66,718	63,814
Pool BK5105, 5.50%, 05/01/2048	109,430	109,887
Pool BK8032, 5.50%, 06/01/2048	208,791	209,836
Pool BN4921, 5.50%, 01/01/2049	143,758	143,826
Pool BN4936, 5.50%, 12/01/2048	143,370	143,600
Pool BT7699, 4.00%, 09/01/2051	1,628,391	1,539,534
Pool BV4532, 3.50%, 03/01/2052	1,801,402	1,602,436
Pool BW9710, 3.00%, 05/01/2053	1,890,294	1,609,783
Pool CA8871, 3.00%, 02/01/2051	1,045,723	890,376
Pool CB2432, 3.00%, 12/01/2051	2,704,924	2,307,140
Pool CB2909, 3.50%, 02/01/2052	1,600,261	1,427,090
Pool DA0025, 6.00%, 09/01/2053	4,717,280	4,864,171
Pool DA4870, 6.50%, 01/01/2054	2,675,869	2,725,492
Pool FM8754, 3.00%, 09/01/2051	5,367,572	4,579,255
Pool FS0031, 2.50%, 10/01/2051	1,108,505	906,063
Pool FS0195, 2.50%, 01/01/2052	3,872,265	3,185,644
Pool FS0491, 3.50%, 01/01/2052	2,629,878	2,330,713
Pool FS0731, 2.00%, 02/01/2052	1,012,683	805,459
Pool FS1480, 2.50%, 11/01/2051	577,566	477,718
Pool FS4862, 2.50%, 10/01/2051	7,320,921	6,014,084
Pool FS5314, 2.00%, 05/01/2052	7,481,174	5,876,286
Pool FS5458, 5.50%, 08/01/2053	6,728,413	6,643,297
Pool FS6744, 2.50%, 10/01/2051	6,477,382	5,401,458
Pool MA2897, 3.00%, 02/01/2037	390,441	358,814
Pool MA4565, 3.50%, 03/01/2052	2,286,830	2,032,397

	Par	Value
Series 2012-65, Class HJ, 5.00%, 07/25/2040	$ 173,751	$ 173,453
Series 2021-95, Class WI, 0.65%, 02/25/2035(c)(e)	4,165,988	190,103
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class M1, 4.00%, 01/25/2056(a)(e)	7,316	7,253
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M3, 8.70% (30 day avg SOFR US + 3.36%), 05/25/2025	33,818	34,090
Ginnie Mae I Pool
Pool 723334, 5.00%, 09/15/2039	212,782	213,068
Pool 781950, 4.50%, 07/15/2035	470,733	456,660
Pool 783467, 4.00%, 10/15/2041	2,508,781	2,375,462
Ginnie Mae II Pool
Pool 784507, 4.00%, 12/20/2047	2,928,281	2,723,090
Pool MA2754, 3.50%, 04/20/2045	969,087	885,065
Pool MA6994, 2.00%, 11/20/2050	3,366,249	2,729,962
Pool MA7106, 2.00%, 01/20/2036	565,403	503,188
Pool MA7164, 2.00%, 02/20/2036	552,057	491,322
Pool MA7192, 2.00%, 02/20/2051	11,195,267	9,070,019
Pool MA7254, 2.00%, 03/20/2051	3,478,998	2,818,568
Pool MA7419, 3.00%, 06/20/2051	6,284,414	5,486,342
Pool MA7471, 2.00%, 07/20/2051	7,088,535	5,741,401
Pool MA7650, 3.00%, 10/20/2051	6,184,752	5,395,502
Pool MA7774, 6.00%, 11/20/2051	255,175	261,237
Pool MA8268, 4.50%, 09/20/2052	4,498,628	4,284,833
Pool MA8642, 2.50%, 02/20/2053	6,199,248	5,219,180
Government National Mortgage Association
4.00%, 07/15/2054(d)	6,634,000	6,131,008
Series 2017-167, Class SE, 0.75% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047(c)(f)	1,787,883	201,095
Series 2021-125, Class UL, 1.50%, 07/20/2051	920,146	630,488
Series 2021-158, Class JD, 1.50%, 09/20/2051	1,343,418	820,898

The accompanying notes are an integral part of these financial statements.

21

Brown Advisory Sustainable Bond Fund
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2021-160, Class DK, 2.00%, 09/20/2051	$2,104,659	$1,306,679
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,383,690	890,658
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,468,351	1,631,527
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $175,651,140)		167,775,100
FOREIGN GOVERNMENT AGENCY ISSUES - 16.0%
Asian Development Bank, 2.88%, 05/06/2025	18,050,000	17,701,801
European Investment Bank
2.75%, 08/15/2025	3,750,000	3,655,328
1.38%, 03/15/2027	24,655,000	22,629,342
Inter-American Development Bank, 0.88%, 04/20/2026	22,670,000	21,122,453
International Bank for Reconstruction & Development, 0.63%, 04/22/2025	25,400,000	24,486,611
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $90,799,908)		89,595,535
U.S. TREASURY SECURITIES - 14.8%
United States Treasury STRIP, 4.39%, 05/15/2043(g)	61,020,000	24,620,572
United States Treasury Bond
3.88%, 02/15/2043	2,650,000	2,396,180
4.13%, 08/15/2053	9,000,000	8,383,008
United States Treasury Note
3.25%, 06/30/2027	1,800,000	1,737,035
3.50%, 04/30/2028	2,980,000	2,882,859
2.88%, 05/15/2028	5,560,000	5,253,331
0.88%, 11/15/2030	4,565,000	3,693,459
1.88%, 02/15/2032	20,490,000	17,203,596
4.50%, 11/15/2033	16,050,000	16,201,723
TOTAL U.S. TREASURY SECURITIES (Cost $87,217,223)		82,371,763
ASSET-BACKED SECURITIES - 5.5%
American Homes 4 Rent, Series 2015-SFR1, Class D, 4.41%, 04/17/2052(a)	520,000	512,918
CarMax Auto Owner Trust
Series 2021-2, Class C, 1.34%, 02/16/2027	2,255,000	2,164,560
Series 2023-3, Class A2A, 5.72%, 11/16/2026	2,036,630	2,036,572

	Par	Value
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	$ 1,015,000	$ 1,016,245
CNH Equipment Trust
Series 2021-C, Class B, 1.41%, 04/16/2029	2,650,000	2,483,268
Series 2023-B, Class A2, 5.90%, 02/16/2027	4,316,391	4,322,856
Dext ABS Funding LLC
Series 2021-1, Class A, 1.12%, 02/15/2028(a)	217,985	216,399
Series 2021-1, Class B, 1.76%, 02/15/2028(a)	870,000	848,897
FHF Trust
Series 2021-1A, Class A, 1.27%, 03/15/2027(a)	285,361	281,508
Series 2021-2A, Class A, 0.83%, 12/15/2026(a)	186,678	182,837
Series 2024-1A, Class A2, 5.69%, 02/15/2030(a)	2,250,000	2,248,504
Series 2024-2A, Class A2, 5.89%, 06/15/2030(a)	1,980,000	1,985,343
Ford Credit Auto Owner Trust, Series 2024-B, Class B, 5.23%, 05/15/2030	3,475,000	3,486,726
General Motors Financial Co., Inc., Series 2020-2, Class C, 1.48%, 02/18/2026	295,092	292,993
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	2,411,507	2,411,537
Series 2023-C, Class A2, 5.76%, 08/17/2026	4,754,163	4,757,921
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029(a)	431,601	421,681
Newtek Small Business Loan Trust, Series 2018-1, Class A, 7.95% (Prime Rate + (0.55%)), 02/25/2044(a)	325,485	323,226
Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.90%, 03/25/2049(a)	1,000,000	1,009,810
TOTAL ASSET-BACKED SECURITIES (Cost $31,280,735)		31,003,801
MUNICIPAL BONDS - 1.5%
California Health Facilities Financing Authority, 3.03%, 06/01/2034	2,650,000	2,238,476
City & County of Honolulu HI, 3.00%, 09/01/2027	100,000	95,320
City of Los Angeles CA Wastewater System Revenue, 3.49%, 06/01/2029	430,000	407,166
Colorado Health Facilities Authority, 3.36%, 12/01/2030	1,325,000	1,165,837

The accompanying notes are an integral part of these financial statements.

22

Brown Advisory Sustainable Bond Fund
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Metropolitan Pier & Exposition Authority, 3.96%, 12/15/2026	$ 3,300,000	$ 3,180,872
New York City Housing Development Corp., 2.71%, 08/01/2031	1,000,000	869,966
University of California, 2.99%, 05/15/2026	355,000	341,762
TOTAL MUNICIPAL BONDS (Cost $9,173,219)		8,299,399
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
BX Trust, Series 2024-VLT4, Class A, 6.81% (1 mo. Term SOFR + 1.49%), 07/15/2029(a)	2,725,000	2,726,001
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,722,117)		2,726,001
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Federal Home Loan Mortgage Corp.
Series KW03, Class A2, 3.02%, 06/25/2027	300,000	285,413
Series Q007, Class APT1, 6.87%, 10/25/2047(e)	126,632	126,363
Series Q010, Class APT1, 6.98%, 04/25/2046(e)	85,030	85,292
Federal National Mortgage Association, Pool 467095, 5.90%, 01/01/2041	240,080	252,900
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056(c)(e)	223,993	4,474
Series 2014-45, Class BI, 0.53%, 07/16/2054(c)(e)	360,771	3,679
Series 2015-172, Class IO, 0.60%, 03/16/2057(c)(e)	198,872	4,252
Series 2016-40, Class IO, 0.58%, 07/16/2057(c)(e)	394,758	8,636
Series 2016-56, Class IO, 0.96%, 11/16/2057(c)(e)	257,855	10,960
Series 2016-98, Class IO, 0.84%, 05/16/2058(c)(e)	414,524	17,390
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $907,247)		799,359

	Shares	Value
SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 3.9%
First American Government Obligations Fund - Class Z, 5.19%(h)	22,039,699	$22,039,699
	Par
U.S. Treasury Bills - 0.2%
5.31%, 07/11/2024(i)	$800,000	798,834
TOTAL SHORT-TERM INVESTMENTS (Cost $22,838,534)		22,838,533
TOTAL INVESTMENTS - 104.7% (Cost $600,538,327)		$584,438,747
Liabilities in Excess of Other Assets - (4.7)%		(26,192,340)
TOTAL NET ASSETS - 100.0%		$558,246,407

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
USISSO05- 5 Year US Dollar SOFR Swap Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Interest only security.
(d)	To-be-announced security.
(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(f)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)	Zero-coupon bond. The rate shown is the effective yield as of June 30, 2024.
(h)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(i)	This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.
The accompanying notes are an integral part of these financial statements.

23

Brown Advisory Sustainable Bond Fund
Schedule of Futures Contracts
June 30, 2024

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	6	09/30/2024	$1,223,497	$1,225,313	$1,816
U.S. Treasury 5 Year Note	563	09/30/2024	59,745,786	60,003,484	257,698
U.S. Treasury Ultra Bonds	186	09/19/2024	23,167,253	23,313,938	146,685
					$ 406,199

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(37)	09/19/2024	$(4,175,426)	$(4,200,656)	$(25,230)
U.S. Treasury 10 Year Notes	(163)	09/19/2024	(17,820,122)	(17,927,453)	(107,331)
U.S. Treasury Long Bonds	(87)	09/19/2024	(10,225,699)	(10,293,187)	(67,488)
					$(200,049)
Total Unrealized Appreciation (Depreciation)					$ 206,150

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

24

Brown Advisory Maryland Bond Fund
Schedule of Investments
as of June 30, 2024

	Par	Value
MUNICIPAL BONDS - 99.0%
General Obligation Bonds - 16.3%
Baltimore County Maryland
5.00%, 08/01/2028	$1,650,000	$ 1,652,061
4.00%, 02/01/2033	1,520,000	1,519,938
Calvert County Maryland, 5.00%, 07/01/2024	775,000	775,000
Frederick County Maryland, 1.88%, 10/01/2038	8,755,000	6,320,929
Howard County Maryland, 1.75%, 08/15/2036	7,875,000	5,879,916
Maryland State
5.00%, 08/01/2024	620,000	620,707
5.00%, 08/01/2025	1,000,000	1,018,691
Montgomery County Maryland
3.00%, 10/01/2034	3,370,000	3,183,803
4.60%, 11/01/2037(a)	2,000,000	2,000,000
Prince George's County Maryland
5.00%, 10/01/2024	1,350,000	1,354,728
5.00%, 10/01/2025	1,500,000	1,530,431
5.00%, 10/01/2026	1,550,000	1,607,742
		27,463,946
Revenue Bonds - 82.7%
Austin Texas, 7.88%, 09/01/2026	750,000	752,306
Baltimore Maryland
5.00%, 06/15/2030	520,000	520,320
3.25%, 06/01/2031(b)	225,000	204,851
4.50%, 06/01/2033	1,470,000	1,464,054
5.00%, 06/15/2033	670,000	670,415
3.50%, 06/01/2039(b)	1,260,000	1,080,363
California Municipal Finance Authority, 5.00%, 11/01/2039(b)	1,750,000	1,706,043
Florida Development Finance Corp., 5.00%, 07/01/2044	3,435,000	3,620,101
Franklin County Ohio, 5.00%, 11/15/2034	1,550,000	1,553,361
Frederick County Maryland
5.00%, 07/01/2029	1,985,000	2,104,769
5.00%, 07/01/2030	1,390,000	1,487,046
3.75%, 07/01/2039	1,410,000	1,260,173
Gaithersburg Maryland
5.00%, 01/01/2028	1,000,000	1,020,075
5.00%, 01/01/2033	2,000,000	2,041,136
Lehigh County Pennsylvania, 4.98% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	2,600,000	2,581,221
Main Street Natural Gas, Inc., 5.27% (SOFR + 1.70%), 12/01/2053	5,500,000	5,649,001
Maryland Community Development Administration
1.50%, 09/01/2027	1,270,000	1,148,152
5.00%, 09/01/2030	1,245,000	1,312,516
5.00%, 09/01/2031	1,030,000	1,088,936

	Par	Value
4.60%, 03/01/2042	$3,930,000	$ 3,971,186
2.41%, 07/01/2043	2,660,000	1,876,303
Maryland Economic Development Corp.
5.00%, 07/01/2028	1,000,000	1,046,758
5.00%, 07/01/2029	750,000	794,550
4.10%, 10/01/2036(a)	2,600,000	2,656,178
4.00%, 07/01/2040	1,500,000	1,443,162
3.75%, 02/15/2043(a)	500,000	500,000
4.50%, 07/01/2044	4,500,000	4,201,228
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	420,000	426,468
5.00%, 08/15/2027	4,000,000	4,030,556
5.00%, 07/01/2029	2,000,000	2,072,692
4.00%, 10/01/2030	100,000	100,033
4.00%, 10/01/2031	300,000	300,082
5.00%, 08/15/2033	1,250,000	1,258,552
5.00%, 07/01/2034	1,955,000	1,981,761
5.00%, 05/15/2037	5,000,000	5,062,917
5.00%, 07/01/2037	1,200,000	1,214,195
5.00%, 07/01/2038	1,500,000	1,557,188
3.40%, 07/01/2041(a)	2,495,000	2,495,000
5.00%, 05/15/2042	4,335,000	4,453,008
4.16% (SIFMA Municipal Swap Index + 0.28%), 07/01/2042	2,450,000	2,441,325
5.00%, 07/01/2043	1,310,000	1,341,921
5.00%, 07/01/2045(a)	4,000,000	4,136,196
Series A, 4.15%, 04/01/2035(a)	3,000,000	3,000,000
Maryland Stadium Authority
1.42%, 05/01/2025	1,100,000	1,065,412
5.00%, 05/01/2030	3,000,000	3,087,373
4.00%, 06/01/2037	1,000,000	1,034,325
5.00%, 05/01/2038	5,000,000	5,269,902
Maryland Stadium Authority Built to Learn Revenue
4.00%, 06/01/2035	1,340,000	1,387,428
3.00%, 06/01/2041	4,460,000	3,779,366
Maryland State Department of Transportation
0.91%, 08/01/2026	1,500,000	1,379,687
5.00%, 10/01/2027	1,715,000	1,778,390
4.00%, 12/01/2029	1,260,000	1,277,156
5.00%, 08/01/2033	1,000,000	1,077,954
4.00%, 08/01/2038	1,150,000	1,150,592
Maryland State Transportation Authority
5.00%, 07/01/2025	3,000,000	3,053,504
5.00%, 07/01/2025	1,510,000	1,536,930
5.00%, 07/01/2028	4,420,000	4,654,824
Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/01/2035	4,330,000	4,294,252

The accompanying notes are an integral part of these financial statements.

25

Brown Advisory Maryland Bond Fund
Schedule of Investments
as of June 30, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Revenue Bonds - (Continued)
Metropolitan Washington DC Airports Authority Aviation Revenue, 5.00%, 10/01/2040	$1,500,000	$1,561,602
Miami-Dade County Florida Expressway Authority, 6.51% (1 mo. Term SOFR + 1.05%), 07/01/2032	5,000,000	5,010,672
New Hope Texas Cultural Education Facilities Finance Corp.
5.50%, 07/01/2046(c)	365,000	82,125
5.75%, 07/01/2051(c)	820,000	184,500
New Jersey Transportation Trust Fund Authority, 4.62%, 12/15/2038(d)	6,760,000	3,826,763
New York Transportation Development Corp., 6.00%, 04/01/2035	3,000,000	3,392,984
St Mary’s College of Maryland, 4.00%, 09/01/2024	1,000,000	1,000,041
Washington Suburban Sanitary Commission, 4.90%, 06/01/2027(a)	1,500,000	1,500,000
Westminster Maryland, 5.50%, 07/01/2044	3,560,000	3,560,000
		139,571,880
TOTAL MUNICIPAL BONDS (Cost $171,666,604)		167,035,826
	Shares
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class Z, 5.19%(e)	114,117	114,117
TOTAL SHORT-TERM INVESTMENTS (Cost $114,117)		114,117
TOTAL INVESTMENTS - 99.1% (Cost $171,780,721)		$167,149,943
Other Assets in Excess of Liabilities - 0.9%		1,511,963
TOTAL NET ASSETS - 100.0%		$168,661,906

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is in default and missed all or a portion of its last payment of interest as of the date of this report.
(d)	Zero-coupon bond. The rate shown is the effective yield as of June 30, 2024.
(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

26

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
as of June 30, 2024

	Par	Value
MUNICIPAL BONDS - 98.7%
Alabama - 5.6%
Black Belt Energy Gas District
4.00%, 10/01/2052(a)	$7,000,000	$ 7,017,365
4.23% (SIFMA Municipal Swap Index + 0.35%), 10/01/2052	34,225,000	33,754,769
Energy Southeast A Cooperative District, 5.25%, 07/01/2054(a)	5,500,000	5,887,571
Industrial Development Board of Mobile Alabama, 3.78%, 06/01/2034(a)	2,500,000	2,504,071
Madison Alabama, 3.00%, 02/01/2036	2,730,000	2,524,701
		51,688,477
Arizona - 2.5%
Chandler Industrial Development Authority, 4.00%, 06/01/2049(a)	7,000,000	7,047,424
Maricopa County Arizona Industrial Development Authority, 4.45% (SIFMA Municipal Swap Index + 0.57%), 01/01/2035	5,090,000	5,087,346
Maricopa County Pollution Control Corp., 2.40%, 06/01/2035	12,555,000	10,392,409
		22,527,179
Arkansas - 0.6%
Bentonville South Dakota School District No 6
2.13%, 06/01/2041	2,680,000	1,904,799
2.13%, 06/01/2042	2,750,000	1,913,677
2.13%, 06/01/2043	2,825,000	1,922,504
		5,740,980
California - 4.4%
California Community Choice Financing Authority
5.00%, 03/01/2029	4,280,000	4,420,037
4.33% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,000,000	4,559,929
California Earthquake Authority, 5.60%, 07/01/2027	15,275,000	15,260,443
Los Angeles California Department of Airports
4.00%, 05/15/2041	3,660,000	3,572,218
4.00%, 05/15/2042	7,950,000	7,787,145
San Diego California Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	3,000,000	3,000,996
Temecula Valley California Unified School District, 3.00%, 08/01/2047	2,000,000	1,591,967
		40,192,735

	Par	Value
Colorado - 1.3%
Board of Governors of Colorado State University System, 4.00%, 03/01/2036	$3,255,000	$ 3,296,883
Colorado Health Facilities Authority, 5.00%, 12/01/2035	7,715,000	7,726,768
Park Creek Metropolitan District, 5.00%, 12/01/2034	1,000,000	1,015,898
		12,039,549
Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority, 3.70%, 07/01/2042(a)	1,335,000	1,335,000
District of Columbia - 0.3%
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2032	2,660,000	2,717,421
Florida - 6.7%
Florida Development Finance Corp., 5.00%, 07/01/2044	17,500,000	18,443,019
JEA Electric System Revenue, 5.58%, 10/01/2027	5,690,000	5,710,384
Miami-Dade County Florida Expressway Authority
6.51% (1 mo. Term SOFR + 1.05%), 07/01/2026	4,385,000	4,396,805
6.51% (1 mo. Term SOFR + 1.05%), 07/01/2029	5,260,000	5,288,125
6.51% (1 mo. Term SOFR + 1.05%), 07/01/2032	8,260,000	8,277,630
5.00%, 07/01/2040	4,000,000	4,000,862
Miami-Dade Florida Aviation Revenue
5.00%, 10/01/2024	10,000,000	10,005,575
5.00%, 10/01/2036	3,595,000	3,599,039
Tampa Florida
4.63%, 09/01/2039(f)	1,100,000	562,633
4.72%, 09/01/2041(f)	1,280,000	585,401
3.76%, 09/01/2045(f)	1,850,000	675,671
		61,545,144
Georgia - 5.9%
Bartow County Georgia Development Authority, 3.95%, 12/01/2032(a)	6,295,000	6,402,150
Clayton County Development Authority, 5.00%, 07/01/2032	13,255,000	13,165,178
Main Street Natural Gas, Inc.
5.27% (SOFR + 1.70%), 12/01/2053	28,500,000	29,272,096
5.00%, 12/01/2054(a)	5,000,000	5,301,237
		54,140,661

The accompanying notes are an integral part of these financial statements.

27

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
as of June 30, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - 9.5%
Chicago Illinois Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2036	$3,200,000	$ 3,599,640
5.25%, 04/01/2037	3,700,000	4,148,510
5.25%, 04/01/2039	2,250,000	2,494,332
5.25%, 04/01/2040	5,250,000	5,795,409
5.50%, 04/01/2042	1,000,000	1,116,801
Chicago Illinois Park District, 5.00%, 01/01/2044	9,000,000	9,440,433
Chicago Illinois Waterworks Revenue, 5.00%, 11/01/2044	4,095,000	4,102,234
Du Page Illinois, 3.00%, 05/15/2047	7,680,000	6,141,360
DuPage & Cook Counties Community Unit School District No 205 Elmhurst, 2.13%, 01/01/2040	1,600,000	1,177,144
Illinois Development Finance Authority, 3.52%, 07/15/2025(f)	9,330,000	8,991,965
Illinois State
5.00%, 11/01/2024	3,470,000	3,484,270
5.00%, 12/01/2025	4,050,000	4,130,079
5.25%, 02/01/2033	4,325,000	4,329,058
4.00%, 10/01/2033	1,700,000	1,710,304
6.73%, 04/01/2035	5,923,077	6,228,007
Metropolitan Pier & Exposition Authority
5.83%, 06/15/2036(f)	5,000,000	3,061,118
4.31%, 06/15/2037(f)	10,165,000	5,938,923
5.20%, 12/15/2037(f)	20,365,000	11,593,289
		87,482,876
Indiana - 0.4%
Indiana Finance Authority, Series J, 3.25%, 11/01/2037(a)	4,000,000	4,000,000
Iowa - 0.7%
Des Moines Iowa
2.00%, 06/01/2039	4,635,000	3,243,377
1.88%, 06/01/2040	3,575,000	2,384,879
West Des Moines Iowa, 2.00%, 06/01/2040	1,280,000	904,181
		6,532,437
Kentucky - 1.8%
Kentucky Public Energy Authority
4.00%, 12/01/2049(a)	1,585,000	1,586,963
4.94% (V1 mo. LIBOR US + 1.30%), 12/01/2049(b)	4,100,000	4,115,629
5.00%, 01/01/2055(a)	10,000,000	10,566,914
		16,269,506

	Par	Value
Louisiana - 0.2%
TerrebonneParish Louisiana, 3.18%, 04/01/2036(f)	$3,045,000	$ 1,921,367
Maine - 0.2%
Lewiston Maine
1.75%, 02/15/2038	1,270,000	888,905
1.75%, 02/15/2039	1,270,000	860,529
		1,749,434
Maryland - 0.7%
Maryland Community Development Administration, 2.41%, 07/01/2043	5,000,000	3,526,886
Maryland Economic Development Corp., 4.38%, 07/01/2036	3,000,000	2,903,784
		6,430,670
Massachusetts - 3.7%
Commonwealth of Massachusetts
2.00%, 03/01/2037	2,250,000	1,765,388
4.00%, 10/01/2038	6,000,000	6,243,792
Massachusetts Health & Educational Facilities Authority, 3.60%, 07/01/2027(a)	15,000,000	15,000,000
Massachusetts Housing Finance Agency, 4.00%, 12/01/2033	2,850,000	2,776,587
Milford Massachusetts, 2.00%, 12/01/2037	3,000,000	2,326,025
Waltham Massachusetts
2.13%, 10/15/2038	3,455,000	2,672,892
2.13%, 10/15/2039	4,455,000	3,358,506
		34,143,190
Missouri - 0.8%
Cass County Missouri Reorganized School District No R-2/MO, 2.00%, 03/01/2039	3,375,000	2,483,964
Cass County Reorganized School District No R-2/MO, 2.00%, 03/01/2041	2,235,000	1,560,607
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	4,805,261	3,602,398
		7,646,969
Nebraska - 2.8%
Central Plains Energy Project
5.00%, 05/01/2053(a)	7,670,000	8,032,795
5.75% (SOFR + 2.18%), 05/01/2053	10,000,000	10,350,005
Omaha Nebraska School District, 2.00%, 12/15/2039	8,010,000	5,729,587
Sarpy Nebraska, 1.75%, 06/01/2036	2,710,000	1,973,813
		26,086,200

The accompanying notes are an integral part of these financial statements.

28

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
as of June 30, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nevada - 1.2%
Clark County Nevada, 2.10%, 06/01/2031	$4,960,000	$ 4,279,818
Henderson Nevada
2.00%, 06/01/2038	2,830,000	2,091,330
2.00%, 06/01/2039	1,585,000	1,136,839
Las Vegas Nevada Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,015,740
5.00%, 06/15/2028	2,280,000	2,314,604
		10,838,331
New Jersey - 4.0%
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	11,000,000	11,057,766
4.28%, 12/15/2037(f)	10,050,000	5,999,401
5.20%, 12/15/2038(f)	5,000,000	2,850,579
4.67%, 12/15/2039(f)	21,355,000	11,631,996
Tobacco Settlement Financing Corp., 5.25%, 06/01/2046	5,000,000	5,171,180
		36,710,922
New Mexico - 1.5%
Farmington New Mexico, 1.80%, 04/01/2029	15,000,000	13,324,210
New York - 10.1%
Metropolitan Transportation Authority
5.00%, 11/15/2032	5,050,000	5,073,881
3.25%, 11/15/2050(a)	1,000,000	1,000,000
New York City New York, 5.00%, 08/01/2038	5,500,000	5,626,979
New York City Transitional Finance Authority, 3.25%, 11/01/2042(a)	7,000,000	7,000,000
New York City Water & Sewer System, 3.45%, 06/15/2043(a)	11,075,000	11,075,000
New York Convention Center Development Corp.
4.25%, 11/15/2035(f)	8,730,000	5,440,749
3.83%, 11/15/2037(f)	5,750,000	3,240,672
New York Liberty Development Corp., 3.13%, 09/15/2050	13,735,000	10,809,030
New York Mortgage Agency Homeowner Mortgage Revenue
4.70%, 04/01/2036	1,745,000	1,767,482
4.65%, 10/01/2043	6,380,000	6,470,464
New York State Transportation Development Corp., 5.00%, 07/01/2041	11,775,000	11,775,122
Port Authority of New York & New Jersey
5.00%, 09/01/2028	2,630,000	2,633,999
4.00%, 09/01/2043	2,970,000	2,858,573

	Par	Value
Suffolk County Water Authority, 3.25%, 06/01/2042	$10,000,000	$ 8,864,394
TSASC, Inc.
5.00%, 06/01/2030	7,960,000	8,264,729
5.00%, 06/01/2031	1,070,000	1,109,891
		93,010,965
North Carolina - 1.7%
Cary North Carolina
1.75%, 09/01/2037	6,250,000	4,556,204
1.75%, 09/01/2038	6,250,000	4,431,485
Durham Housing Authority, 4.12%, 12/01/2061(a)	4,900,000	4,900,000
Raleigh North Carolina, 3.85%, 02/01/2034(a)	1,270,000	1,270,000
		15,157,689
North Dakota - 0.0%(c)
Grand Forks North Dakota
6.63%, 12/15/2031(d)(e)	5,000,000	150,000
9.00%, 06/15/2044(d)(e)	2,500,000	75,000
		225,000
Ohio - 4.0%
American Municipal Power, Inc.
4.00%, 02/15/2037	5,310,000	5,388,405
4.00%, 02/15/2038	5,940,000	5,997,798
Buckeye Ohio Tobacco Settlement Financing Authority, 4.00%, 06/01/2037	10,325,000	10,394,091
Lancaster Ohio Port Authority, 5.00%, 08/01/2049(a)	13,565,000	13,639,782
Ohio State, 3.65%, 01/01/2052(a)	1,225,000	1,225,000
		36,645,076
Oregon - 0.4%
Seaside School District No 10, 5.44%, 06/15/2040(f)	6,825,000	3,391,728
Pennsylvania - 2.2%
Delaware Valley Regional Finance Authority
4.54% (1 mo. Term SOFR + 0.88%), 09/01/2048	5,000,000	5,002,408
4.28% (SIFMA Municipal Swap Index + 0.40%), 03/01/2057	3,000,000	2,966,672
Lehigh Pennsylvania, 4.98% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	9,615,000	9,545,555
Philadelphia Pennsylvania Authority for Industrial Development, 5.00%, 04/01/2032	3,000,000	3,022,548
		20,537,183

The accompanying notes are an integral part of these financial statements.

29

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
as of June 30, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Puerto Rico - 1.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.75%, 07/01/2031(f)	$16,249,000	$ 12,359,683
Rhode Island - 2.6%
Tobacco Settlement Financing Corp., 5.00%, 06/01/2035	23,310,000	23,531,429
Tennessee - 1.6%
Knox Tennesee, 3.05%, 06/01/2035	4,905,000	4,563,826
Tennergy Corp., 5.00%, 10/01/2054(a)	6,500,000	6,834,682
Wilson County Sports Authority, 3.85%, 09/01/2029(a)	3,410,000	3,410,000
		14,808,508
Texas - 13.2%
Austin Texas, 7.88%, 09/01/2026	3,225,000	3,234,916
Del Valle Independent School District TX
2.00%, 06/15/2038	10,135,000	7,436,677
2.00%, 06/15/2039	3,085,000	2,209,927
Fort Worth Texas
2.00%, 03/01/2039	6,475,000	4,604,144
5.25%, 03/01/2043	15,000,000	15,017,300
Frisco Texas
2.00%, 02/15/2039	1,710,000	1,220,429
2.00%, 02/15/2040	1,745,000	1,211,132
Joshua Texas Independent School District, 3.00%, 08/15/2035	3,105,000	2,863,536
Love Field Texas Airport Modernization Corp., 4.00%, 11/01/2036	17,720,000	17,696,613
New Hope Texas Cultural Education Facilities Finance Corp.
5.00%, 07/01/2031(d)	1,080,000	243,000
5.25%, 07/01/2036(d)	1,750,000	393,750
5.50%, 07/01/2046(d)	250,000	56,250
5.75%, 07/01/2051(d)	2,000,000	450,000
North Texas Tollway Authority, 5.00%, 01/01/2035	1,350,000	1,355,988
San Marcos Texas, 2.00%, 08/15/2039	4,265,000	3,033,512
Texas Municipal Gas Acquisition and Supply Corp. II
4.39% (3 mo. Term SOFR + 0.86%), 09/15/2027	19,720,000	19,715,224
4.43% (SIFMA Municipal Swap Index + 0.55%), 09/15/2027	6,655,000	6,617,790
4.63% (3 mo. Term SOFR + 1.05%), 09/15/2027	12,670,000	12,720,039
Texas Municipal Power Agency, 3.00%, 09/01/2035	1,630,000	1,505,106
Texas State, 4.00%, 10/01/2032	12,900,000	12,877,332

	Par	Value
Travis County Water Control & Improvement District No 10, 3.00%, 08/15/2041	$5,035,000	$4,261,987
Willis Texas Independent School District
2.00%, 02/15/2038	1,525,000	1,138,838
2.00%, 02/15/2039	1,500,000	1,089,603
		120,953,093
Utah - 1.9%
Utah Housing Corp.
3.00%, 01/21/2052	5,294,155	4,554,439
4.50%, 06/21/2052	8,819,717	8,505,616
5.00%, 10/21/2052	4,617,927	4,550,381
		17,610,436
Vermont - 1.0%
Vermont Student Assistance Corp., 6.45% (30 day avg SOFR US + 1.00%), 06/02/2042	9,213,425	9,173,995
Virginia - 0.8%
Henrico County Virginia Economic Development Authority, 3.77%, 08/23/2027(a)	700,000	700,000
Newport News Virginia Economic Development Authority, 5.00%, 12/01/2031	3,375,000	3,413,030
Suffolk Virginia
1.88%, 02/01/2038	1,645,000	1,202,055
1.88%, 02/01/2040	1,385,000	955,523
Virginia Small Business Financing Authority, 4.00%, 12/01/2036	1,230,000	1,194,748
		7,465,356
Washington - 0.8%
Energy Northwest, 5.00%, 07/01/2028	7,115,000	7,126,055
West Virginia - 0.4%
Tobacco Settlement Finance Authority, 2.55%, 06/01/2029	4,505,000	3,982,272
Wisconsin - 1.8%
Public Finance Authority, 4.00%, 08/01/2059(a)	10,500,000	10,399,128
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058(a)	6,000,000	6,113,554
		16,512,682
TOTAL MUNICIPAL BONDS (Cost $905,036,771)		907,554,408

The accompanying notes are an integral part of these financial statements.

30

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
as of June 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Government Obligations Fund - Class Z, 5.19%(g)	24,275,066	$24,275,066
TOTAL SHORT-TERM INVESTMENTS (Cost $24,275,066)		24,275,066
TOTAL INVESTMENTS - 101.3% (Cost $929,311,837)		$931,829,474
Liabilities in Excess of Other Assets - (1.3)%		(12,005,945)
TOTAL NET ASSETS - 100.0%		$919,823,529

Percentages are stated as a percent of net assets.
LIBOR - London Interbank Offered Rate
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Represents less than 0.05% of net assets.
(d)	Security is in default and missed all or a portion of its last payment of interest.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(f)	Zero-coupon bond. The rate shown is the effective yield as of June 30, 2024
(g)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

31

Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
as of June 30, 2024

	Par	Value
MUNICIPAL BONDS - 97.0%
Alabama - 1.3%
Auburn University, 4.00%, 06/01/2034	$3,550,000	$3,535,174
Alaska - 0.3%
Alaska Housing Finance Corp., 4.60%, 12/01/2042	890,000	901,214
Arizona - 2.7%
Arizona Industrial Development Authority, 4.00%, 07/01/2041	1,920,000	1,842,188
Peoria Arizona, 2.00%, 07/15/2038	3,375,000	2,467,935
Pima County Unified School District No 20 Vail, 5.00%, 07/01/2036	3,280,000	3,351,276
		7,661,399
California - 13.8%
California Community Choice Financing Authority
5.00%, 09/01/2029	3,805,000	3,945,950
4.33% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,900,000	5,380,716
5.50%, 05/01/2054(a)	5,000,000	5,339,314
California Earthquake Authority, 5.60%, 07/01/2027	16,095,000	16,079,661
California Infrastructure & Economic Development Bank, 4.00%, 05/01/2046	2,000,000	1,990,516
California Municipal Finance Authority
5.00%, 11/01/2029(b)	1,170,000	1,183,552
5.00%, 11/01/2049(b)	1,575,000	1,428,377
California School Finance Authority, 5.00%, 07/01/2037(b)	1,180,000	1,216,295
Fairfield California, 4.29%, 04/01/2038(d)	3,845,000	2,225,802
		38,790,183
Colorado - 5.0%
Adams & Arapahoe Colorado Joint School District 28J Aurora, 5.00%, 12/01/2031	6,000,000	6,238,956
Colorado Health Facilities Authority, 4.00%, 12/01/2040	1,500,000	1,438,688
Colorado Housing and Finance Authority, 5.75%, 11/01/2053	5,925,000	6,282,557
		13,960,201
District of Columbia - 0.9%
District of Columbia Housing Finance Agency, 5.00%, 12/01/2026(a)	2,500,000	2,528,756
Florida - 3.6%
Florida Development Finance Corp., 5.00%, 07/01/2044	5,500,000	5,796,377

	Par	Value
Miami Beach Florida Health Facilities Authority, 5.00%, 11/15/2039	$ 4,455,000	$ 4,463,514
		10,259,891
Georgia - 0.8%
Cartersville Georgia, 2.00%, 10/01/2039	3,195,000	2,313,665
Illinois - 8.2%
Chicago Illinois Park District
4.00%, 01/01/2034	1,425,000	1,440,052
4.00%, 01/01/2036	2,930,000	2,959,304
4.00%, 01/01/2036	1,000,000	1,009,012
Du Page Illinois, 3.00%, 05/15/2047	7,495,000	5,993,424
Illinois Housing Development Authority, 4.85%, 10/01/2042	2,700,000	2,748,857
Illinois State, 5.00%, 02/01/2039	5,150,000	5,149,932
Metropolitan Pier & Exposition Authority
2.41%, 12/15/2031(d)	135,000	99,805
2.99%, 06/15/2034(d)	270,000	180,358
3.00%, 06/15/2037(d)	175,000	102,244
3.71%, 12/15/2038(d)	1,175,000	634,783
4.20%, 12/15/2040(d)	2,500,000	1,245,212
5.13%, 06/15/2046(d)	3,300,000	1,188,530
3.48%, 12/15/2051(d)	375,000	100,250
3.64%, 12/15/2052(d)	590,000	149,617
		23,001,380
Indiana - 2.1%
Greenfield-Central Community School Corp., 5.00%, 01/15/2025	1,535,000	1,540,513
Indiana Housing & Community Development Authority, 5.00%, 10/01/2026(a)	4,452,000	4,483,555
		6,024,068
Iowa - 2.5%
Bondurant-Farrar Iowa Community School District
2.00%, 06/01/2038	1,805,000	1,301,491
2.00%, 06/01/2039	2,555,000	1,790,933
Iowa Finance Authority, 3.88%, 01/01/2042(a)	4,000,000	3,990,226
		7,082,650
Louisiana - 0.8%
Louisiana Housing Corp., 5.00%, 11/01/2026(a)	2,300,000	2,328,580
Maine - 0.5%
Portland Maine General Airport Revenue, 4.00%, 01/01/2038	1,500,000	1,509,228

The accompanying notes are an integral part of these financial statements.

32

Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
as of June 30, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maryland - 5.5%
Baltimore County Maryland
4.00%, 01/01/2039	$1,000,000	$ 989,185
4.00%, 01/01/2040	1,525,000	1,495,497
Maryland Community Development Administration, 2.41%, 07/01/2043	2,500,000	1,763,443
Maryland Economic Development Corp., 4.00%, 07/01/2040	1,275,000	1,226,688
Maryland Health & Higher Educational Facilities Authority, 5.00%, 08/15/2038	10,000,000	10,001,962
		15,476,775
Massachusetts - 0.3%
Massachusetts Development Finance Agency, 4.48% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049(b)	1,000,000	997,088
Michigan - 1.8%
Michigan Finance Authority, 5.00%, 07/01/2037	5,000,000	5,003,849
Minnesota - 1.0%
State of Minnesota, 1.75%, 08/01/2038	4,150,000	2,960,810
Missouri - 0.8%
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	2,892,953	2,168,783
Montana - 0.4%
Montana Board of Housing, 4.90%, 12/01/2042	1,000,000	1,036,912
Nebraska - 3.7%
Douglas County Nebraska, 4.41% (SIFMA Municipal Swap Index + 0.53%), 07/01/2035	7,855,000	7,759,696
Nebraska Investment Finance Authority, 4.35%, 09/01/2043	2,500,000	2,516,783
		10,276,479
Nevada - 1.0%
Nevada Housing Division, 5.00%, 12/01/2025(a)	2,775,000	2,782,578
New Hampshire - 0.6%
New Hampshire Housing Finance Authority, 4.65%, 07/01/2047	1,800,000	1,810,491
New Jersey - 3.4%
New Jersey Economic Development Authority 5.13% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025	6,910,000	6,918,201
3.47%, 06/15/2027	1,000,000	957,138

	Par	Value
New Jersey Housing & Mortgage Finance Agency, 1.60%, 10/01/2026	$1,765,000	$ 1,622,573
		9,497,912
New York - 12.3%
Buffalo New York Sewer Authority, 4.00%, 06/15/2051	750,000	731,522
Metropolitan Transportation Authority
4.31% (SIFMA Municipal Swap Index + 0.43%), 11/01/2031	12,500,000	12,464,739
5.00%, 11/15/2038	1,250,000	1,328,481
New York City New York Housing Development Corp., 2.60%, 11/01/2034	1,970,000	1,699,715
New York Liberty Development Corp., 3.13%, 09/15/2050	11,000,000	8,656,668
New York Mortgage Agency Homeowner Mortgage Revenue, 4.65%, 10/01/2043	3,000,000	3,042,538
New York State Housing Finance Agency
1.60%, 11/01/2024	540,000	535,346
1.65%, 05/15/2039	1,257,143	978,812
New York State Transportation Development Corp., 5.00%, 07/01/2041	5,000,000	5,000,052
		34,437,873
North Dakota - 0.9%
Grand Forks North Dakota
7.00%, 12/15/2043(b)(c)	2,500,000	75,000
9.00%, 06/15/2044(b)(c)	2,500,000	75,000
North Dakota Housing Finance Agency, 4.60%, 07/01/2043	2,285,000	2,310,249
		2,460,249
Ohio - 0.4%
American Municipal Power, Inc., 5.00%, 02/15/2036	1,000,000	1,065,727
Pennsylvania - 1.5%
Allegheny County Pennsylvania Hospital Development Authority, 4.46% (SIFMA Municipal Swap Index + 0.58%), 11/15/2026	1,750,000	1,743,233
Lancaster County Pennsylvania Hospital Authority, 5.00%, 08/15/2042	2,380,000	2,424,877
		4,168,110
South Carolina - 2.8%
South Carolina Jobs-Economic Development Authority, 4.22%, 05/01/2061(a)	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

33

Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
as of June 30, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - (Continued)
York County South Carolina Fort Mill School District No. 4
1.88%, 03/01/2037	$ 4,585,000	$ 3,460,135
1.88%, 03/01/2038	4,675,000	3,438,561
		7,898,696
Tennessee - 2.2%
Health Educational and Housing Facility Board of Memphis Tennessee, 5.00%, 07/01/2027(a)	6,000,000	6,082,039
Texas - 2.4%
Austin Texas, 7.88%, 09/01/2026	1,750,000	1,755,380
Clifton Texas Higher Education Finance Corp., 4.00%, 04/01/2040	2,450,000	2,442,414
Kilgore Independent School District, 2.00%, 02/15/2052(a)	2,000,000	1,965,838
New Hope Texas Cultural Education Facilities Finance Corp., 5.50%, 07/01/2046(c)	2,075,000	466,875
		6,630,507
Utah - 3.6%
Utah Housing Corp.
5.00%, 08/01/2025(a)	1,957,000	1,957,902
3.00%, 01/21/2052	1,764,718	1,518,146
4.50%, 06/21/2052	4,410,113	4,253,053
5.00%, 10/21/2052	2,308,963	2,275,191
		10,004,292
Vermont - 0.5%
Vermont Educational & Health Buildings Financing Agency, 4.41%, 12/01/2030(a)	1,450,000	1,450,000
Virginia - 0.8%
Virginia Small Business Financing Authority, 4.00%, 01/01/2036	2,250,000	2,255,147
Wisconsin - 8.6%
Calumet County Wisconsin
1.75%, 12/01/2037	1,035,000	727,381
1.88%, 12/01/2038	1,320,000	912,154
1.88%, 12/01/2039	2,650,000	1,778,723
New Glarus School District, 2.00%, 04/01/2039	1,510,000	1,090,067
Public Finance Authority, 4.00%, 08/01/2059(a)	4,000,000	3,961,572
Westosha Wisconsin Central High School District
2.00%, 03/01/2038	1,000,000	733,485
2.00%, 03/01/2039	1,500,000	1,068,185
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058(a)	5,000,000	5,094,628

	Par	Value
Wisconsin State, 4.30% (SIFMA Municipal Swap Index + 0.42%), 05/01/2025	$ 8,955,000	$8,920,233
		24,286,428
TOTAL MUNICIPAL BONDS (Cost $283,352,156)		272,647,134

	Shares
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
First American Government Obligations Fund - Class Z, 5.19%(e)	5,813,229	5,813,229
TOTAL SHORT-TERM INVESTMENTS (Cost $5,813,229)		5,813,229
TOTAL INVESTMENTS - 99.1% (Cost $289,165,385)		$278,460,363
Other Assets in Excess of Liabilities - 0.9%		2,553,692
TOTAL NET ASSETS - 100.0%		$281,014,055

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is in default and missed all or a portion of its last payment of interest.
(d)	Zero-coupon bond. The rate shown is the effective yield as of June 30, 2024.
(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

34

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2024

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 88.3%
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	$1,987,268	$1,874,234
Fannie Mae Whole Loan
Series 2003-W10, Class 3A5, 4.30%, 06/25/2043	5,532	5,051
Series 2003-W12, Class 1A8, 4.55%, 06/25/2043	8,994	8,815
Series 2003-W12, Class 1A9, 4.48%, 06/25/2043	1,499	1,466
Series 2003-W12, Class 2A6, 5.00%, 06/25/2043	6,058	5,890
Series 2003-W12, Class 2A7, 4.68%, 06/25/2043	5,193	4,941
Federal Home Loan Mortgage Corp.
Pool 1G2249, 6.03% (RFUCCT1Y + 1.78%), 10/01/2037	37,636	37,834
Pool 1H1348, 6.16% (1 yr. CMT Rate + 2.14%), 10/01/2036	13,041	13,412
Pool 1J0204, 7.11% (RFUCCT1Y + 1.75%), 05/01/2035	17,557	17,609
Pool 1J1681, 7.73% (RFUCCT1Y + 1.98%), 06/01/2037	18,952	19,320
Pool 1L1263, 6.61% (1 yr. CMT Rate + 2.25%), 03/01/2036	12,968	13,327
Pool 847727, 7.49% (RFUCCT1Y + 1.74%), 02/01/2037	3,021	3,044
Pool A14256, 5.50%, 10/01/2033	31,312	31,518
Pool A46629, 5.00%, 08/01/2035	30,428	30,127
Pool B31891, 5.38%, 01/01/2037	61,892	62,003
Pool B31900, 5.38%, 02/01/2037	79,118	79,324
Pool B31934, 5.38%, 04/01/2037	39,203	39,328
Pool B31976, 5.10%, 05/01/2037	79,543	79,032
Pool C03427, 5.50%, 10/01/2039	238,846	240,125
Pool C53878, 5.50%, 12/01/2030	38,337	38,732
Pool C66421, 6.50%, 02/01/2032	44,400	45,410
Pool C91366, 4.50%, 04/01/2031	81,821	80,698
Pool C91826, 3.00%, 05/01/2035	330,351	306,313
Pool G04540, 6.00%, 08/01/2038	102,222	105,373
Pool G04655, 6.00%, 08/01/2038	92,294	95,139

	Par	Value
Pool G08348, 5.00%, 06/01/2039	$54,109	$53,596
Pool G08828, 5.50%, 04/01/2048	73,498	74,235
Pool G20028, 7.50%, 12/01/2036	77,759	78,996
Pool G30932, 4.50%, 03/01/2034	96,370	95,134
Pool G31063, 3.50%, 11/01/2037	547,663	515,527
Pool K93349, 4.00%, 11/01/2035	212,947	203,953
Pool K93365, 3.50%, 11/01/2035	215,974	202,370
Pool N30530, 5.50%, 01/01/2029	29,320	29,447
Pool N70071, 6.00%, 06/01/2035	96,128	95,504
Pool N70078, 5.50%, 01/01/2033	132,595	130,590
Pool N70082, 6.00%, 07/01/2038	269,693	268,369
Pool QC5310, 3.00%, 08/01/2051	1,367,391	1,172,578
Pool QD5779, 3.00%, 01/01/2052	3,634,783	3,095,590
Pool QD7450, 3.00%, 03/01/2052	1,629,222	1,391,194
Pool QD7999, 4.00%, 03/01/2052	3,688,714	3,381,478
Pool QD9382, 4.00%, 04/01/2052	2,933,927	2,689,802
Pool QD9775, 4.00%, 04/01/2052	2,543,767	2,332,514
Pool QE0380, 2.50%, 04/01/2052	890,544	737,777
Pool QE0622, 2.00%, 04/01/2052	531,852	422,993
Pool QE0898, 4.50%, 04/01/2052	2,803,624	2,647,923
Pool QE2358, 3.50%, 05/01/2052	3,048,176	2,700,912
Pool QE3174, 3.50%, 06/01/2052	3,149,399	2,790,159
Pool QF0493, 5.50%, 09/01/2052	2,332,955	2,321,335
Pool QF0773, 5.50%, 09/01/2052	2,940,556	2,909,423
Pool RA6966, 2.00%, 03/01/2052	3,579,230	2,836,828
Pool RA7374, 3.00%, 05/01/2052	3,585,532	3,055,022
Pool RA7935, 5.00%, 09/01/2052	2,629,531	2,563,353
Pool SD0846, 2.50%, 02/01/2052	2,958,350	2,441,212

The accompanying notes are an integral part of these financial statements.

35

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool SD1846, 4.50%, 10/01/2052	$3,316,546	$3,132,486
Pool SD3234, 2.50%, 12/01/2051	3,490,163	2,866,908
Pool SD3475, 5.50%, 08/01/2053	2,783,429	2,754,077
Pool SD3477, 6.50%, 08/01/2053	1,344,081	1,382,308
Pool SD8196, 3.50%, 02/01/2052	4,647,313	4,134,301
Pool T30346, 5.38%, 10/01/2037	67,863	67,975
Pool U30606, 5.10%, 09/01/2037	56,616	56,217
Pool U30653, 5.13%, 07/01/2037	46,123	46,203
Pool U30681, 5.10%, 09/01/2037	189,554	188,336
Pool U30800, 5.10%, 11/01/2037	68,684	68,251
Pool U31874, 5.38%, 04/01/2038	124,225	124,425
Pool U32470, 5.10%, 11/01/2038	79,900	79,354
Series 1843, Class Z, 7.00%, 04/15/2026	59	59
Series 2517, Class Z, 5.50%, 10/15/2032	32,390	32,714
Series 2890, Class ZA, 5.00%, 11/15/2034	143,893	143,926
Series 2907, Class VZ, 4.50%, 05/15/2034	507,022	497,094
Series 3150, Class DZ, 5.50%, 05/15/2036	273,354	279,935
Series 3294, Class CB, 5.50%, 03/15/2037	158,091	162,341
Series 366, Class IO, 4.00%, 08/15/2049(a)	701,050	114,741
Series 4121, Class DH, 2.00%, 10/15/2042	762,145	537,415
Series 4888, Class AC, 3.50%, 01/15/2049	625,038	562,901
Series 4891, Class PA, 3.50%, 07/15/2048	99,472	95,651
Series 5080, Class PB, 1.25%, 03/25/2050	1,903,270	1,439,640
Series 5083, Class UB, 1.25%, 03/25/2051	2,571,247	1,906,553
Federal National Mortgage Association
2.00%, 07/15/2054(b)	24,400,000	19,087,281
2.50%, 07/15/2054(b)	3,000,000	2,450,039
5.00%, 07/15/2054(b)	4,710,000	4,552,509
6.00%, 07/15/2054(b)	3,000,000	3,008,789
6.50%, 07/15/2054(b)	1,400,000	1,425,047

	Par	Value
Pool 257203, 5.00%, 05/01/2028	$242,449	$240,529
Pool 336422, 3.43% (3 yr. CMT Rate + 2.30%), 10/01/2025	3,978	3,943
Pool 344903, 5.50%, 10/01/2025	831	847
Pool 356232, 6.50%, 01/01/2026	16,056	16,346
Pool 356329, 6.78% (1 yr. CMT Rate + 2.65%), 01/01/2027	22,285	22,132
Pool 363850, 6.81% (1 yr. CMT Rate + 2.13%), 04/01/2027	8,517	8,496
Pool 406380, 6.17% (1 yr. CMT Rate + 2.17%), 11/01/2027	7,938	7,948
Pool 406521, 4.90% (1 yr. CMT Rate + 2.52%), 05/01/2026	5,169	5,110
Pool 520478, 6.23% (1 yr. CMT Rate + 2.10%), 11/01/2029	21,357	21,395
Pool 628837, 6.50%, 03/01/2032	7,012	7,196
Pool 640225, 5.40% (1 yr. CMT Rate + 2.27%), 04/01/2032	11,470	11,294
Pool 642122, 5.40% (1 yr. CMT Rate + 2.27%), 03/01/2032	7,314	7,182
Pool 656181, 6.35% (1 yr. CMT Rate + 2.16%), 08/01/2031	24,480	24,419
Pool 662138, 6.30% (1 yr. CMT Rate + 2.30%), 09/01/2032	29,211	29,522
Pool 668309, 6.02% (1 yr. CMT Rate + 2.02%), 11/01/2032	19,354	19,338
Pool 723313, 6.54% (1 yr. CMT Rate + 2.54%), 09/01/2031	26,248	26,472
Pool 741373, 6.41% (1 yr. CMT Rate + 2.28%), 12/01/2033	14,410	14,645
Pool 744805, 6.27% (RFUCCT6M + 1.52%), 11/01/2033	18,184	18,069
Pool 745626, 6.73% (1 yr. CMT Rate + 2.14%), 05/01/2036	15,844	16,104
Pool 745818, 6.50%, 09/01/2036	60,025	61,132
Pool 751498, 6.34% (1 yr. CMT Rate + 2.22%), 11/01/2033	6,311	6,399
Pool 764342, 5.90% (RFUCCT6M + 1.52%), 02/01/2034	22,572	22,553
Pool 774969, 7.15% (1 yr. CMT Rate + 2.28%), 04/01/2034	23,313	23,734
Pool 783554, 6.21% (1 yr. CMT Rate + 2.21%), 07/01/2034	93,815	95,444
Pool 819649, 6.12% (RFUCCT1Y + 1.52%), 03/01/2035	2,628	2,634
Pool 830970, 6.08% (RFUCCT1Y + 1.83%), 08/01/2035	2,902	2,902
Pool 836715, 6.02% (RFUCCT1Y + 1.77%), 10/01/2035	44,290	44,643
Pool 837329, 6.04% (1 yr. CMT Rate + 2.04%), 09/01/2035	18,968	19,208

The accompanying notes are an integral part of these financial statements.

36

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool 842006, 4.25%, 10/01/2035	$97,206	$93,271
Pool 850232, 4.25%, 12/01/2035	212,588	203,925
Pool 865849, 5.97% (RFUCCT1Y + 1.60%), 03/01/2036	8,086	8,125
Pool 868568, 6.62% (RFUCCT1Y + 1.73%), 04/01/2036	13,029	13,134
Pool 872895, 6.13% (RFUCCT1Y + 1.88%), 06/01/2036	3,861	3,888
Pool 877009, 7.30% (RFUCCT1Y + 2.38%), 03/01/2036	7,366	7,539
Pool 882017, 6.31% (RFUCCT6M + 1.56%), 05/01/2036	32,094	31,897
Pool 886163, 6.08% (RFUCCT1Y + 1.83%), 07/01/2036	14,639	14,735
Pool 889829, 5.00%, 07/01/2035	29,850	29,456
Pool 896838, 5.45%, 07/01/2036	200,582	197,576
Pool 922680, 6.83% (RFUCCT1Y + 1.91%), 11/01/2035	15,432	15,903
Pool 930507, 6.50%, 02/01/2039	79,626	80,987
Pool 941050, 5.95% (RFUCCT1Y + 1.70%), 08/01/2037	24,118	24,149
Pool 950382, 6.70% (RFUCCT6M + 1.14%), 08/01/2037	30,070	30,597
Pool 952835, 6.35% (1 yr. CMT Rate + 2.32%), 09/01/2037	28,075	28,832
Pool 955233, 6.50%, 12/01/2037	63,786	66,350
Pool 995521, 7.32% (RFUCCT1Y + 1.82%), 05/01/2037	25,434	25,486
Pool AB0577, 4.00%, 03/01/2036	174,234	163,498
Pool AD0100, 7.00%, 12/01/2038	181,488	188,298
Pool AD0427, 5.50%, 10/01/2039	130,231	130,920
Pool AD0941, 5.50%, 04/01/2040	183,267	184,941
Pool AH8447, 5.50%, 04/01/2041	223,587	224,699
Pool AI4717, 4.50%, 07/01/2031	913,364	893,827
Pool AL0407, 6.50%, 04/01/2039	163,327	165,867
Pool AL0898, 5.00%, 02/01/2031	44,585	44,261
Pool AL7654, 3.00%, 09/01/2035	366,060	336,986
Pool AS1429, 4.00%, 12/01/2043	170,047	160,546
Pool AS2249, 4.00%, 04/01/2039	1,217,502	1,149,509

	Par	Value
Pool AV7739, 4.00%, 01/01/2044	$225,861	$213,549
Pool AW6485, 4.00%, 06/01/2044	128,732	121,537
Pool AW9534, 4.00%, 03/01/2045	265,111	250,266
Pool AY0382, 4.00%, 11/01/2044	179,661	172,181
Pool AZ4154, 4.00%, 06/01/2045	113,511	107,471
Pool AZ7828, 4.00%, 08/01/2045	826,216	773,871
Pool BA3674, 4.50%, 10/01/2045	491,971	475,736
Pool BC1738, 4.50%, 09/01/2043	214,160	208,055
Pool BC6366, 4.50%, 02/01/2046	308,903	298,743
Pool BD1241, 4.50%, 05/01/2046	187,467	180,780
Pool BD5189, 4.50%, 07/01/2046	548,820	530,601
Pool BD8599, 4.50%, 11/01/2046	163,760	158,374
Pool BH7686, 4.50%, 12/01/2047	199,299	190,625
Pool BJ8287, 4.50%, 01/01/2048	142,528	136,588
Pool BK5105, 5.50%, 05/01/2048	268,321	269,441
Pool BK8032, 5.50%, 06/01/2048	369,737	371,588
Pool BN4921, 5.50%, 01/01/2049	103,467	103,516
Pool BN4936, 5.50%, 12/01/2048	179,166	179,453
Pool BP5419, 3.00%, 05/01/2050	2,255,774	1,970,883
Pool BQ3248, 2.00%, 11/01/2050	2,747,613	2,169,835
Pool BQ6307, 2.00%, 11/01/2050	1,294,384	1,022,048
Pool BR5634, 2.00%, 03/01/2051	771,720	612,708
Pool BV4128, 2.00%, 03/01/2052	3,661,626	2,873,349
Pool BV4532, 3.50%, 03/01/2052	2,636,653	2,345,432
Pool BW0025, 4.00%, 07/01/2052	716,018	656,247
Pool CB2539, 2.50%, 01/01/2052	2,884,782	2,386,468
Pool CB2548, 2.50%, 01/01/2052	2,891,729	2,378,961
Pool CB2909, 3.50%, 02/01/2052	2,400,392	2,140,636

The accompanying notes are an integral part of these financial statements.

37

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool CB3103, 2.50%, 03/01/2052	$3,779,223	$3,153,583
Pool DA0025, 6.00%, 09/01/2053	2,299,145	2,370,738
Pool DA4870, 6.50%, 01/01/2054	3,072,295	3,129,269
Pool FM8754, 3.00%, 09/01/2051	3,578,381	3,052,836
Pool FM9760, 3.50%, 11/01/2051	4,024,999	3,591,210
Pool FM9973, 3.00%, 08/01/2051	2,543,275	2,192,790
Pool FS0031, 2.50%, 10/01/2051	3,014,318	2,463,823
Pool FS0348, 2.00%, 01/01/2052	3,127,903	2,484,285
Pool FS0731, 2.00%, 02/01/2052	1,012,683	805,458
Pool FS0832, 3.50%, 03/01/2052	2,582,601	2,304,065
Pool FS0922, 3.50%, 03/01/2052	1,391,135	1,232,390
Pool FS0945, 4.00%, 03/01/2052	3,745,538	3,435,212
Pool FS1480, 2.50%, 11/01/2051	423,751	350,494
Pool FS1521, 3.00%, 04/01/2052	3,408,638	2,942,968
Pool FS3607, 2.50%, 02/01/2037	2,924,785	2,646,788
Pool FS4862, 2.50%, 10/01/2051	3,428,786	2,816,723
Pool FS5314, 2.00%, 05/01/2052	3,669,111	2,882,000
Pool FS5458, 5.50%, 08/01/2053	2,979,726	2,942,031
Pool FS6744, 2.50%, 10/01/2051	3,304,956	2,755,987
Pool MA3208, 4.50%, 10/01/2037	1,285,813	1,263,559
Pool MA4208, 2.00%, 12/01/2050	935,354	738,765
Pool MA4492, 2.00%, 12/01/2051	1,107,944	869,363
Pool MA4565, 3.50%, 03/01/2052	1,796,795	1,596,883
Series 2001-80, Class Z, 6.00%, 01/25/2032	71,078	71,881
Series 2003-71, Class MB, 5.50%, 08/25/2033	225,460	228,611
Series 2005-110, Class GL, 5.50%, 12/25/2035	505,461	515,885
Series 2006-112, Class QC, 5.50%, 11/25/2036	710,554	723,899

	Par	Value
Series 2006-21, Class Z, 5.50%, 04/25/2036	$229,717	$233,545
Series 2007-22, Class A, 5.50%, 03/25/2037	325,116	331,145
Series 2008-2, Class PH, 5.50%, 02/25/2038	418,000	415,515
Series 2009-20, Class DS, 1.95% (-1 x 30 day avg SOFR US + 7.29%), 04/25/2039(a)(c)	503,493	60,848
Series 2012-10, Class UF, 6.00% (30 day avg SOFR US + 0.66%), 02/25/2042	45,471	45,185
Series 2012-139, Class HI, 2.50%, 12/25/2027(a)	375,848	10,085
Series 2012-27, Class PI, 4.50%, 02/25/2042(a)	509,359	37,777
Series 2012-65, Class HJ, 5.00%, 07/25/2040	868,753	867,267
Series 2013-15, Class QI, 3.00%, 03/25/2028(a)	28,649	1,001
Series 2013-34, Class IG, 3.00%, 05/25/2042(a)	248,249	22,854
Series 2014-8, Class IQ, 4.00%, 03/25/2034(a)	998,068	106,527
Series 2015-40, Class LI, 4.50%, 03/25/2045(a)	306,492	54,195
Series 2018-86, Class JA, 4.00%, 05/25/2047	140,697	137,483
Series 2019-37, Class IM, 5.00%, 07/25/2049(a)	783,285	104,959
Series 2021-95, Class WI, 0.65%, 02/25/2035(a)(d)	5,356,269	244,418
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class M1, 4.00%, 01/25/2056(d)(e)	24,386	24,175
Ginnie Mae I Pool
Pool 589694, 4.50%, 08/15/2029	585,947	574,682
Pool 623145, 5.50%, 10/15/2028	117,753	120,017
Pool 728157, 3.75%, 11/15/2029	18,580	17,910
Pool 728160, 5.25%, 11/15/2024	907	904
Pool 784315, 6.00%, 06/15/2036	23,480	23,833
Ginnie Mae II Pool
Pool 3160, 6.00%, 11/20/2031	204,037	209,794
Pool 3489, 6.00%, 12/20/2033	293,263	304,047
Pool 4194, 5.50%, 07/20/2038	100,936	103,239
Pool 770225, 4.25%, 08/20/2031	179,428	175,010
Pool 770226, 4.75%, 09/20/2036	181,517	177,477
Pool 782173, 5.50%, 05/20/2035	155,838	159,661

The accompanying notes are an integral part of these financial statements.

38

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool AC0521, 5.50%, 05/20/2042	$518,650	$527,623
Pool BM9287, 4.00%, 08/20/2049	850,849	790,818
Pool BT1891, 2.50%, 12/20/2050	1,063,496	868,203
Pool CJ2171, 4.00%, 05/20/2052	1,525,518	1,479,113
Pool MA6656, 3.00%, 05/20/2050	2,704,040	2,366,446
Pool MA6994, 2.00%, 11/20/2050	1,645,937	1,334,823
Pool MA7051, 2.00%, 12/20/2050	3,438,041	2,787,518
Pool MA7106, 2.00%, 01/20/2036	565,403	503,188
Pool MA7164, 2.00%, 02/20/2036	552,057	491,322
Pool MA7192, 2.00%, 02/20/2051	3,413,191	2,765,250
Pool MA7254, 2.00%, 03/20/2051	3,548,578	2,874,940
Pool MA7312, 2.50%, 04/20/2051	3,338,622	2,807,855
Pool MA7419, 3.00%, 06/20/2051	3,142,207	2,743,171
Pool MA7471, 2.00%, 07/20/2051	3,475,669	2,815,138
Pool MA7650, 3.00%, 10/20/2051	3,092,376	2,697,751
Pool MA7834, 6.00%, 01/20/2052	346,196	359,732
Pool MA8268, 4.50%, 09/20/2052	2,082,865	1,983,878
Pool MA8348, 5.00%, 10/20/2052	3,522,410	3,436,379
Pool MA8642, 2.50%, 02/20/2053	3,188,185	2,684,150
Government National Mortgage Association
2.00%, 07/15/2054(b)	4,300,000	3,480,648
2.50%, 07/15/2054(b)	14,520,000	12,207,576
3.00%, 07/15/2054(b)	1,205,000	1,050,045
3.50%, 07/15/2054(b)	3,300,000	2,963,297
4.50%, 07/15/2054(b)	3,190,000	3,032,975
5.00%, 07/15/2054(b)	1,705,000	1,660,350
Series 2004-93, Class PD, 5.00%, 11/16/2034	301,503	298,149
Series 2006-40, Class B, 6.00%, 08/20/2036	53,597	53,543
Series 2010-105, Class IB, 4.50%, 01/16/2040(a)	515,488	45,518
Series 2011-156, Class PM, 2.00%, 04/20/2040	682,000	528,698

	Par	Value
Series 2011-2, Class DP, 5.46%, 03/20/2039(d)	$396,074	$398,275
Series 2012-143, Class IC, 5.00%, 10/16/2041(a)	839,487	131,463
Series 2012-52, Class WA, 6.19%, 04/20/2038(d)	314,859	320,032
Series 2012-97, Class GB, 2.00%, 08/16/2042	831,612	656,879
Series 2013-168, Class IA, 2.50%, 11/16/2028(a)	160,492	4,329
Series 2013-86, Class IA, 5.00%, 06/20/2043(a)	461,879	49,970
Series 2014-6, Class IG, 4.50%, 01/16/2044(a)	314,084	38,789
Series 2016-112, Class AW, 6.97%, 12/20/2040(d)	176,133	182,515
Series 2016-12, Class KI, 5.00%, 09/20/2038(a)	587,046	73,735
Series 2016-68, Class IC, 6.00%, 01/20/2040(a)(d)	406,781	52,354
Series 2017-103, Class IM, 5.00%, 06/20/2043(a)	691,057	85,665
Series 2017-167, Class SE, 0.75% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047(a)(c)	1,787,883	201,095
Series 2017-83, Class ID, 7.00%, 01/20/2039(a)	302,035	33,370
Series 2017-83, Class IK, 6.00%, 05/20/2040(a)	723,195	124,689
Series 2018-127, Class PB, 3.00%, 09/20/2047	254,217	233,806
Series 2018-153, Class QA, 3.50%, 11/20/2048	426,852	398,845
Series 2018-36, Class LI, 5.00%, 03/20/2048(a)	1,802,118	251,893
Series 2019-162, Class KB, 2.00%, 12/20/2049	579,422	354,533
Series 2021-125, Class UL, 1.50%, 07/20/2051	1,840,292	1,260,976
Series 2021-160, Class DK, 2.00%, 09/20/2051	1,049,804	651,771
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,791,418	1,153,105
Series 2021-50, Class PL, 1.25%, 03/20/2051	552,000	237,137
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,515,250	1,662,526
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $268,032,221)		$252,592,033
ASSET-BACKED SECURITIES - 10.4%
American Express Travel Related Services Co., Inc., Series 2022-2, Class A, 3.39%, 05/15/2027	3,500,000	3,438,295

The accompanying notes are an integral part of these financial statements.

39

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
American Homes 4 Rent
Series 2014-SFR3, Class A, 3.68%, 12/17/2036(e)	$2,228,015	$2,205,233
Series 2015-SFR1, Class A, 3.47%, 04/17/2052(e)	301,170	295,575
Series 2015-SFR2, Class A, 3.73%, 10/17/2052(e)	208,099	203,155
Series 2015-SFR2, Class C, 4.69%, 10/17/2052(e)	250,000	245,514
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/2026	1,404,000	1,340,792
CarMax Auto Owner Trust
Series 2021-2, Class C, 1.34%, 02/16/2027	1,505,000	1,444,640
Series 2023-3, Class A2A, 5.72%, 11/16/2026	2,221,133	2,221,070
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	525,000	525,644
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027	3,687,790	3,693,314
Dext ABS Funding LLC
Series 2021-1, Class A, 1.12%, 02/15/2028(e)	94,514	93,826
Series 2021-1, Class B, 1.76%, 02/15/2028(e)	380,000	370,783
FHF Trust
Series 2021-1A, Class A, 1.27%, 03/15/2027(e)	128,726	126,988
Series 2021-2A, Class A, 0.83%, 12/15/2026(e)	224,476	219,858
Series 2024-2A, Class A2, 5.89%, 06/15/2030(e)	1,020,000	1,022,753
Ford Credit Auto Owner Trust
Series 2023-C, Class A2A, 5.68%, 09/15/2026	1,765,721	1,765,869
Series 2024-B, Class B, 5.23%, 05/15/2030	1,795,000	1,801,057
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	1,906,848	1,906,871
Series 2023-C, Class A2, 5.76%, 08/17/2026	2,226,736	2,228,496
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029(e)	297,280	290,447
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/2026	827,888	826,918
Series 2024-A, Class A3, 4.83%, 10/16/2028	2,000,000	1,988,355

	Par	Value
Verizon Master Trust, Series 2022-4, Class A, 3.40%, 11/20/2028	$1,500,000	$1,473,196
TOTAL ASSET-BACKED SECURITIES (Cost $30,101,364)		29,728,649
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
Federal Home Loan Mortgage Corp.
Pool WA3311, 2.21%, 04/01/2038	3,149,326	2,312,430
Series Q006, Class APT2, 2.76%, 09/25/2026(d)	440,785	422,589
Series Q007, Class APT1, 6.87%, 10/25/2047(d)	601,516	600,240
Series Q010, Class APT1, 6.98%, 04/25/2046(d)	70,859	71,077
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041	560,187	590,100
Pool 470828, 3.53%, 03/01/2032	762,898	711,936
Pool 957502, 3.98%, 07/01/2029	259,781	258,736
Pool 958720, 5.65%, 10/01/2028	741,413	763,539
Pool AN8842, 3.32%, 04/01/2028	150,000	142,512
Pool AN9202, 3.32%, 05/01/2025	1,000,000	978,722
Pool AN9931, 4.24%, 08/01/2048	988,200	882,162
Pool BL0387, 4.28%, 05/01/2028	2,659,135	2,591,239
Series 2006-M2, Class A2A, 5.27%, 10/25/2032(d)	103,875	102,968
FREMF Mortgage Trust
Series 2019-KF73, Class B, 7.89% (30 day avg SOFR US + 2.56%), 11/25/2029(e)	627,654	590,786
Series 2020-KF74, Class B, 7.59% (30 day avg SOFR US + 2.26%), 01/25/2027(e)	490,858	473,619
Government National Mortgage Association
Series 2011-127, Class C, 3.50%, 03/16/2047(d)	32,547	32,304
Series 2014-135, Class IO, 0.41%, 01/16/2056(a)(d)	1,063,965	21,250
Series 2015-172, Class IO, 0.60%, 03/16/2057(a)(d)	944,642	20,198
Series 2016-40, Class IO, 0.58%, 07/16/2057(a)(d)	1,922,244	42,051
Series 2016-56, Class IO, 0.96%, 11/16/2057(a)(d)	1,257,426	53,448

The accompanying notes are an integral part of these financial statements.

40

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2024(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2016-98, Class IO, 0.84%, 05/16/2058(a)(d)	$1,968,990	$ 82,601
Small Business Administration Pools, Pool 522053, 9.11% (Prime Rate + 0.61%), 05/25/2026	4,363	4,320
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,257,952)		11,748,827
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.7%
Angel Oak Mortgage Trust LLC, Series 2022-1, Class A1, 2.88%, 12/25/2066(d)(e)(f)	2,108,169	1,905,996
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,058,758)		1,905,996
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
BX Trust, Series 2024-VLT4, Class A, 6.81% (1 mo. Term SOFR + 1.49%), 07/15/2029(e)	1,425,000	1,425,523
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,424,237)		1,425,523
MUNICIPAL BONDS - 0.1%
Colorado Health Facilities Authority, 2.80%, 12/01/2026	435,000	410,476
TOTAL MUNICIPAL BONDS (Cost $435,000)		410,476

Shares
SHORT-TERM INVESTMENTS - 14.9%
Money Market Funds - 3.1%
First American Government Obligations Fund - Class Z, 5.19%(g)	8,763,015	8,763,015

	Par	Value
U.S. Treasury Bills - 11.8%
5.28%, 08/13/2024(h)	$34,000,000	$33,787,333
TOTAL SHORT-TERM INVESTMENTS (Cost $42,550,091)		42,550,348
TOTAL INVESTMENTS - 119.0% (Cost $357,859,623)		$340,361,852
Liabilities in Excess of Other Assets - (19.0)%		(54,416,606)
TOTAL NET ASSETS - 100.0%		$285,945,246

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury Rate
RFUCCT1Y -
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M -
Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR - Secured Overnight Financing Rate
(a)	Interest only security.
(b)	To-be-announced security.
(c)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(d)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2024.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(f)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(g)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(h)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

41

Brown Advisory Mortgage Securities Fund
Schedule of Futures Contracts
June 30, 2024

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	92	09/19/2024	$10,378,851	$10,444,875	$ 66,024
U.S. Treasury 10 Year Notes	45	09/19/2024	4,920,920	4,949,297	28,377
U.S. Treasury 5 Year Note	11	09/30/2024	1,167,398	1,172,360	4,962
					$99,363

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(52)	09/30/2024	$(10,603,423)	$(10,619,375)	$ (15,952)
U.S. Treasury Long Bonds	(58)	09/19/2024	(6,817,133)	(6,862,125)	(44,992)
U.S. Treasury Ultra Bonds	(26)	09/19/2024	(3,238,563)	(3,258,937)	(20,374)
					$(81,318)
Total Unrealized Appreciation (Depreciation)					$18,045

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

42

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 95.5%
Austria - 3.7%
Erste Group Bank AG	200,507	$9,491,033
Vienna Insurance Group AG Wiener Versicherung Gruppe	78,615	2,562,798
		12,053,831
Belgium - 5.9%
Azelis Group NV	102,409	1,833,615
KBC Group NV	114,994	8,102,765
UCB S.A.	63,089	9,367,891
		19,304,271
Czech Republic - 0.8%
Komercni Banka AS	74,507	2,489,099
Denmark - 2.5%
Pandora AS	29,387	4,423,126
Royal Unibrew AS (a)	49,464	3,923,021
		8,346,147
Finland - 0.3%
Sampo Oyj	19,193	827,684
France - 11.1%
Dassault Aviation S.A.	18,625	3,372,752
Elis S.A.	369,684	8,022,029
Legrand S.A.	17,365	1,723,567
Publicis Groupe S.A.	71,314	7,574,907
SPIE S.A.	98,014	3,551,092
Technip Energies NV	348,467	7,828,814
Thales S.A.	25,992	4,157,895
		36,231,056
Germany - 13.3%
Beiersdorf AG	13,293	1,945,643
Brenntag SE	91,104	6,145,875
Hannover Rueck SE	8,396	2,125,350
Heidelberg Materials AG	26,662	2,756,163
Hensoldt AG	105,743	3,896,041
Hugo Boss AG	83,282	3,744,630
Ionos SE(a)	39,305	1,069,441
Jenoptik AG	62,480	1,804,936
RENK Group AG (a)	76,062	2,070,655
Rheinmetall AG	21,912	11,166,702
United Internet AG	318,513	6,880,861
		43,606,297
Ireland - 2.5%
AIB Group PLC	1,550,938	8,190,649
Italy - 0.8%
Buzzi SpA	26,495	1,066,900
DiaSorin S.p.A.	15,622	1,554,075
		2,620,975

	Shares	Value
Netherlands - 4.8%
Heineken NV	76,017	$7,354,346
QIAGEN NV	198,823	8,214,986
		15,569,332
Norway - 0.8%
Storebrand ASA	255,724	2,610,808
Portugal - 1.6%
Jeronimo Martins SGPS S.A.	275,792	5,390,075
Spain - 4.6%
Bankinter S.A.	794,800	6,503,686
Fluidra S.A.	159,155	3,318,183
Industria de Diseno Textil S.A.	103,516	5,136,816
		14,958,685
Sweden - 4.4%
Alfa Laval AB	63,591	2,784,755
Assa Abloy AB - Class B	108,283	3,066,634
Hexpol AB	137,414	1,523,259
Trelleborg AB - Class B	184,400	7,176,146
		14,550,794
Switzerland - 5.7%
ABB, Ltd.	148,772	8,249,544
Holcim, Ltd.	115,096	10,173,574
Sulzer AG	1,534	212,111
		18,635,229
United Kingdom - 32.7%
BAE Systems PLC	553,847	9,225,190
Beazley PLC	677,948	6,055,099
British American Tobacco PLC	507,429	15,587,991
Bunzl PLC	193,761	7,361,745
Compass Group PLC	85,409	2,326,816
Glencore PLC	578,845	3,293,773
Haleon PLC	2,200,230	8,952,075
Hikma Pharmaceuticals PLC	111,847	2,664,858
IMI PLC	217,853	4,840,921
Next PLC	21,238	2,423,630
Rotork PLC	700,481	2,978,857
RS GROUP PLC	816,355	7,214,430
Savills PLC	134,299	1,891,200
Serco Group PLC	1,654,377	3,747,197
Smiths Group PLC	418,364	9,001,739
Softcat PLC	76,867	1,765,584
Spectris PLC	107,192	3,760,843
Unilever PLC	189,583	10,405,666
Vistry Group PLC (a)	235,489	3,511,470
		107,009,084
TOTAL COMMON STOCKS (Cost $249,825,107)		312,394,016

The accompanying notes are an integral part of these financial statements.

43

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
as of June 30, 2024(Continued)

	Shares	Value
PREFERRED STOCKS - 0.9%
Germany - 0.9%
FUCHS SE	68,418	$3,127,649
TOTAL PREFERRED STOCKS (Cost $2,389,333)		3,127,649
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class Z, 5.19% (b)	8,737,685	8,737,685
TOTAL SHORT-TERM INVESTMENTS (Cost $8,737,685)		8,737,685
TOTAL INVESTMENTS - 99.1% (Cost $260,952,125)		$324,259,350
Other Assets in Excess of Liabilities - 0.9%		2,825,379
TOTAL NET ASSETS - 100.0%		$327,084,729

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

44

Brown Advisory Emerging Markets Select Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 96.6%
Australia - 0.4%
BHP Billiton, Ltd.	86,816	$2,481,364
Brazil - 3.5%
Ambev S.A.	3,207,500	6,552,593
Banco do Brasil S.A.	635,600	3,027,858
Natura & Co. Holding S.A.	1,653,200	4,598,712
Neoenergia S.A.	942,600	3,136,323
Vale S.A.	393,100	4,383,092
		21,698,578
China - 25.5%
Alibaba Group Holding, Ltd.	848,500	7,647,394
ANTA Sports Products, Ltd.	507,086	4,849,765
Baidu, Inc. - ADR(a)	8,203	709,395
Baidu, Inc. - Class A(a)	483,250	5,231,688
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	802,500	1,361,902
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	227,100	385,406
Brilliance China Automotive Holdings, Ltd.	1,382,000	1,449,243
China Merchants Bank Co., Ltd. - Class H	1,087,500	4,941,756
China Overseas Land & Investment, Ltd.	4,813,746	8,332,458
China Pacific Insurance Group Co., Ltd. - Class H	1,873,955	4,560,282
Fuyao Glass Industry Group Co., Ltd. - Class A	787,200	5,189,461
Galaxy Entertainment Group, Ltd.	1,050,000	4,886,627
GF Securities Co., Ltd. - Class H	3,270,400	2,705,573
Haier Smart Home Co., Ltd. - Class H	1,788,800	5,961,795
Kanzhun, Ltd.	420,474	3,936,026
KE Holdings, Inc. - Class A	1,096,096	5,267,254
Kweichow Moutai Co., Ltd. - Class A	14,683	2,958,361
Pacific Basin Shipping, Ltd.	10,962,538	3,455,213
PetroChina Co., Ltd. - Class H	5,111,290	5,161,153
Ping An Insurance Group Co. of China, Ltd. - Class A	133,500	757,907
Ping An Insurance Group Co. of China, Ltd. - Class H	659,000	2,985,650
Proya Cosmetics Co., Ltd. - Class A	231,400	3,526,787
Shenzhen Inovance Technology Co., Ltd. - Class A	310,428	2,189,150
Shenzhou International Group Holdings, Ltd.	296,289	2,894,265
SITC International Holdings Co., Ltd.	1,447,226	3,924,282
Tencent Holdings, Ltd.	620,993	29,460,112
Trip.com Group, Ltd.(a)	128,133	6,064,005
Tsingtao Brewery Co., Ltd. - Class H	396,675	2,638,419
Weichai Power Co., Ltd. - Class H	3,265,000	6,216,108

	Shares	Value
WH Group, Ltd.	8,361,500	$5,503,593
Yue Yuen Industrial Holdings, Ltd.	1,802,000	3,471,606
Zhejiang Longsheng Group Co., Ltd. - Class A	2,834,500	3,347,403
Zhongsheng Group Holdings, Ltd.	1,922,000	2,807,611
ZTO Express Cayman, Inc. - ADR	245,558	5,095,329
		159,872,979
Hungary - 0.8%
OTP Bank Nyrt	97,251	4,823,904
India - 20.8%
Amber Enterprises India, Ltd. (a)	85,049	4,595,412
Apollo Hospitals Enterprise, Ltd.	50,953	3,772,770
Ashok Leyland, Ltd.	1,673,731	4,848,709
AU Small Finance Bank, Ltd.	474,404	3,820,354
Axis Bank, Ltd.	644,387	9,765,568
Bajaj Auto, Ltd.	35,071	3,995,370
Bajaj Finance, Ltd.	54,107	4,611,165
DLF, Ltd.	495,136	4,888,045
Five-Star Business Finance, Ltd.(a)	497,026	4,725,601
Godrej Consumer Products, Ltd.	246,080	4,053,177
HDFC Bank, Ltd.	231,675	4,678,494
ICICI Bank, Ltd.	686,016	9,874,104
JSW Energy, Ltd.	536,979	4,723,364
Jubilant Foodworks, Ltd.	420,334	2,834,388
Larsen & Toubro, Ltd.	202,908	8,619,048
Life Insurance Corp. of India	290,629	3,442,004
Macrotech Developers, Ltd.	438,715	7,911,760
Mahindra & Mahindra, Ltd.	286,816	9,845,697
Oberoi Realty, Ltd.	220,592	4,666,207
Reliance Industries, Ltd.	266,942	10,006,756
SBI Life Insurance Co., Ltd.	199,998	3,575,382
Shriram Finance, Ltd.	107,608	3,748,109
UltraTech Cement, Ltd.	39,864	5,569,667
UPL, Ltd.	213,502	1,460,363
		130,031,514
Indonesia - 3.3%
Bank Central Asia Tbk PT	12,277,638	7,429,088
Bank Negara Indonesia Persero Tbk PT	16,374,031	4,646,195
Bank Rakyat Indonesia Persero Tbk PT	30,948,412	8,677,828
		20,753,111
Kazakhstan - 0.5%
Kaspi.KZ JSC - ADR	22,570	2,911,756
Russia - 0.0%(b)
Sberbank of Russia PJSC - ADR(a)(c)(d)	184,769	1,848
Singapore - 4.8%
DBS Group Holdings, Ltd.	291,551	7,679,115
Grab Holdings, Ltd. - Class A(a)	1,631,435	5,791,594

The accompanying notes are an integral part of these financial statements.

45

Brown Advisory Emerging Markets Select Fund
Schedule of Investments
as of June 30, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Singapore - (Continued)
Seatrium, Ltd.(a)	2,843,446	$2,884,080
Sembcorp Industries, Ltd.	1,039,581	3,674,494
United Overseas Bank, Ltd.	208,802	4,816,295
Wilmar International, Ltd.	2,243,708	5,116,248
		29,961,826
South Africa - 0.7%
Sasol, Ltd.	609,530	4,629,628
South Korea - 15.0%
DB Insurance Co., Ltd.	47,037	3,897,155
Hankook Tire & Technology Co., Ltd.	156,196	5,104,352
HD Hyundai Heavy Industries Co., Ltd.(a)	38,387	4,330,093
Hyundai Mobis Co., Ltd.	30,601	5,559,378
Hyundai Motor Co.	20,901	4,457,304
KB Financial Group, Inc.	150,765	8,575,534
Kia Corp.	37,245	3,485,066
Samsung E&A Co., Ltd.(a)	219,046	3,817,745
Samsung Electronics Co., Ltd.	617,888	36,365,067
Samsung Heavy Industries Co., Ltd.(a)	443,402	3,007,341
Shinhan Financial Group Co., Ltd.	147,290	5,134,820
SK Hynix, Inc.	59,496	10,096,984
		93,830,839
Taiwan - 14.8%
Accton Technology Corp.	306,370	5,214,252
ASE Technology Holding Co., Ltd.	1,189,182	6,160,331
Compal Electronics, Inc.	1,193,140	1,271,891
Hon Hai Precision Industry Co., Ltd.	765,000	5,036,702
Nanya Technology Corp.(a)	1,798,056	3,857,220
Realtek Semiconductor Corp.	311,801	5,232,407
Taiwan Semiconductor Manufacturing Co., Ltd.	2,212,934	65,563,978
		92,336,781
Thailand - 2.2%
Bangkok Bank PCL	798,500	2,861,305
Bangkok Bank PCL - NVDR	530,300	1,883,447
Indorama Ventures PCL - NVDR	3,548,100	1,879,414
SCB X PCL	1,315,200	3,691,412
True Corp. PCL - NVDR(a)	14,259,636	3,387,414
		13,702,992
Turkey - 0.4%
Akbank T.A.S.	1,343,265	2,628,180
United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	1,927,001	4,198,083
United Kingdom - 0.4%
Standard Chartered PLC	281,057	2,537,784

	Shares	Value
United States - 1.9%
Cognizant Technology Solutions Corp. - Class A	103,061	$7,008,148
Credicorp, Ltd.	31,153	5,025,913
		12,034,061
Vietnam - 0.9%
Vietnam Dairy Products JSC	2,280,600	5,863,193
TOTAL COMMON STOCKS (Cost $497,110,949)		604,298,421
PREFERRED STOCKS - 1.8%
Brazil - 1.8%
Cia Energetica de Minas Gerais	2,954,244	5,216,076
Itau Unibanco Holding S.A.	431,800	2,498,061
Petroleo Brasileiro S.A.	570,600	3,883,889
TOTAL PREFERRED STOCKS (Cost $8,803,251)		11,598,026
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
First American Government Obligations Fund - Class Z, 5.19% (e)	13,025,324	13,025,324
TOTAL SHORT-TERM INVESTMENTS (Cost $13,025,324)		13,025,324
TOTAL INVESTMENTS - 100.5% (Cost $518,939,524)		$628,921,771
Liabilities in Excess of Other Assets - (0.5)%		(3,222,041)
TOTAL NET ASSETS - 100.0%		$625,699,730

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. These securities represented $1,848 or 0.0% of net assets as of June 30, 2024.

(d)
Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $1,848 or 0.0% of net assets. Security was acquired from December 2021 to February 2022 at an acquisition cost of $2,890,347.

(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

46

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 95.8%
Communication Services - 10.5%
Comcast Corp. - Class A	2,081,855	$81,525,442
Interpublic Group of Cos., Inc.	2,014,445	58,600,205
Omnicom Group, Inc.	673,212	60,387,116
		200,512,763
Consumer Discretionary - 14.1%
eBay, Inc.	1,458,275	78,338,533
Gentex Corp.	1,374,330	46,328,664
Harley-Davidson, Inc.	1,718,714	57,645,667
Polaris, Inc.	575,960	45,103,428
Tempur Sealy International, Inc.	871,790	41,270,539
		268,686,831
Consumer Staples - 12.5%
Campbell Soup Co.	1,470,620	66,457,318
Kellogg Co.	1,461,921	84,323,603
Kimberly-Clark Corp.	628,705	86,887,031
		237,667,952
Financials - 14.4%
American Express Co.	305,120	70,650,536
Ameriprise Financial, Inc.	109,420	46,743,130
BlackRock, Inc.	76,085	59,903,242
Carlyle Group, Inc.	962,710	38,652,806
SEI Investments Co.	918,910	59,444,288
		275,394,002
Health Care - 15.3%
Amgen, Inc.	333,655	104,250,505
Biogen, Inc.(a)	376,680	87,321,958
Cencora, Inc.	146,131	32,923,314
Merck & Co., Inc.	548,005	67,843,019
		292,338,796
Industrials - 9.0%
Cummins, Inc.	138,675	38,403,268
Flowserve Corp.	1,007,309	48,451,563
Masco Corp.	671,520	44,770,238
Westinghouse Air Brake Technologies Corp.	249,130	39,374,997
		171,000,066

	Shares	Value
Information Technology - 16.9%
Amdocs Ltd.	945,847	$74,646,245
Gen Digital, Inc.	3,515,075	87,806,574
NetApp, Inc.	663,555	85,465,884
QUALCOMM, Inc.	373,650	74,423,607
		322,342,310
Materials - 3.1%
PPG Industries, Inc.	476,910	60,038,200
TOTAL COMMON STOCKS (Cost $1,493,802,915)		1,827,980,920
SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
First American Government Obligations Fund - Class Z, 5.19%(b)	74,589,712	74,589,712
TOTAL SHORT-TERM INVESTMENTS (Cost $74,589,712)		74,589,712
TOTAL INVESTMENTS - 99.7% (Cost $1,568,392,627)		$1,902,570,632
Other Assets in Excess of Liabilities - 0.3%		4,977,564
TOTAL NET ASSETS - 100.0%		$1,907,548,196

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

47

Statements of Assets and Liabilities
June 30, 2024

	BROWN ADVISORY GROWTH EQUITY FUND	BROWN ADVISORY FLEXIBLE EQUITY FUND	BROWN ADVISORY SUSTAINABLE GROWTH FUND	BROWN ADVISORY MID-CAP GROWTH FUND
ASSETS
Investments:
Total investments, at cost	$584,527,570	$390,724,213	$6,104,043,818	$72,485,131
Net unrealized appreciation (depreciation)	561,469,455	533,810,636	3,845,724,240	24,339,068
Total investments, at value	1,145,997,025	924,534,849	9,949,768,058	96,824,199
Receivables:
Investments sold	—	—	2,171,546	487,455
Fund shares sold	91,319	1,988,331	25,954,760	25,764
Interest and dividends	253,405	383,775	2,168,071	18,663
Foreign tax reclaims	—	—	—	1,540
Prepaid expenses and other assets	84,839	49,820	289,272	29,933
Total Assets	1,146,426,588	926,956,775	9,980,351,707	97,387,554
LIABILITIES
Payables:
Investments purchased	—	—	14,202,190	260,525
Fund shares redeemed	1,219,320	56,778	6,655,505	108,896
Accrued Liabilities:
Investment advisory fees	564,577	316,080	4,073,125	50,422
Service fees	78,803	67,000	381,910	3,344
Administration, accounting and transfer agent fees	44,725	33,364	367,685	4,250
Business management fees	47,048	37,461	404,755	3,943
Trustee fees	6,296	5,078	54,823	533
Distribution fees	3,652	1,482	88,298	—
Professional fees	27,910	26,882	69,469	22,822
Custodian fees	7,595	4,863	47,868	1,651
Other liabilities	22,193	11,181	129,887	7,300
Total Liabilities	2,022,119	560,169	26,475,515	463,686
NET ASSETS	$1,144,404,469	$926,396,606	$9,953,876,192	$96,923,868
COMPONENTS OF NET ASSETS
Paid-in capital	$163,429,851	$362,379,828	$5,770,035,327	$79,972,366
Total distributable earnings (loss)	980,974,618	564,016,778	4,183,840,865	16,951,502
NET ASSETS	$1,144,404,469	$926,396,606	$9,953,876,192	$96,923,868
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$508,834,596	$376,593,742	$6,818,541,975	$69,167,027
Shares outstanding (unlimited shares authorized)	16,984,457	9,499,236	124,177,190	4,463,585
Net asset value per share	$29.96	$39.64	$54.91	$15.50
Investor Shares:
Net assets	$618,412,031	$542,523,857	$2,699,561,131	$27,756,841
Shares outstanding (unlimited shares authorized)	21,193,968	13,729,953	50,144,972	1,810,043
Net asset value per share	$29.18	$39.51	$53.84	$15.33
Advisor Shares:
Net assets	$17,157,842	$7,279,007	$435,773,086	$—
Shares outstanding (unlimited shares authorized)	651,002	185,162	8,355,347	—
Net asset value per share	$26.36	$39.31	$52.15	$—

The accompanying notes are an integral part of these financial statements.

48

Statements of Assets and Liabilities
June 30, 2024(Continued)

	BROWN ADVISORY SMALL-CAP GROWTH FUND	BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND	BROWN ADVISORY SUSTAINABLE SMALL-CAP CORE FUND	BROWN ADVISORY SUSTAINABLE VALUE FUND
ASSETS
Investments:
Total investments, at cost	$1,322,864,356	$1,080,713,764	$70,660,524	$85,651,127
Net unrealized appreciation (depreciation)	304,634,292	272,201,390	6,624,603	14,655,914
Total investments, at value	1,627,498,648	1,352,915,154	77,285,127	100,307,041
Receivables:
Investments sold	843,185	—	—	—
Fund shares sold	1,467,832	1,420,730	5,865	20,500
Interest and dividends	883,832	1,845,711	52,488	104,737
Foreign tax reclaims	—	—	—	6,505
Prepaid expenses and other assets	94,205	68,382	25,788	36,636
Total Assets	1,630,787,702	1,356,249,977	77,369,268	100,475,419
LIABILITIES
Payables:
Investments purchased	7,040,335	—	327,359	—
Fund shares redeemed	1,644,168	240,479	14,207	100
Accrued Liabilities:
Investment advisory fees, net	1,123,972	933,684	43,473	41,661
Service fees	100,313	76,993	697	78
Administration, accounting and transfer agent fees	60,747	50,824	3,440	3,679
Business management fees	66,116	54,923	3,034	4,030
Trustee fees	9,014	7,520	413	592
Distribution fees	1,647	724	—	—
Professional fees	30,148	28,892	17,371	16,712
Custodian fees	10,739	7,677	1,404	1,127
Other liabilities	83,650	16,234	6,991	6,684
Total Liabilities	10,170,849	1,417,950	418,389	74,663
NET ASSETS	$1,620,616,853	$1,354,832,027	$76,950,879	$100,400,756
COMPONENTS OF NET ASSETS
Paid-in capital	$1,240,978,491	$966,870,986	$74,209,431	$85,035,922
Total distributable earnings (loss)	379,638,362	387,961,041	2,741,448	15,364,834
NET ASSETS	$1,620,616,853	$1,354,832,027	$76,950,879	$100,400,756
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$801,674,931	$724,559,768	$70,393,376	$99,766,955
Shares outstanding (unlimited shares authorized)	17,616,922	23,911,957	7,243,764	8,133,355
Net asset value per share	$45.51	$30.30	$9.72	$12.27
Investor Shares:
Net assets	$810,888,671	$626,715,244	$6,557,503	$633,801
Shares outstanding (unlimited shares authorized)	35,890,037	20,729,013	676,637	51,795
Net asset value per share	$22.59	$30.23	$9.69	$12.24
Advisor Shares:
Net assets	$8,053,251	$3,557,015	$—	$—
Shares outstanding (unlimited shares authorized)	377,655	118,677	—	—
Net asset value per share	$21.32	$29.97	$—	$—
The accompanying notes are an integral part of these financial statements.

49

Statements of Assets and Liabilities
June 30, 2024(Continued)

	BROWN ADVISORY GLOBAL LEADERS FUND	BROWN ADVISORY SUSTAINABLE INTERNATIONAL LEADERS FUND	BROWN ADVISORY INTERMEDIATE INCOME FUND	BROWN ADVISORY SUSTAINABLE BOND FUND
ASSETS
Investments:
Investments - unaffiliated, at cost	$1,329,621,846	$33,868,721	$103,025,116	$ 600,538,327
Investments - affiliated, at cost (Note 3)	—	—	17,557,513	—
Total investments, at cost	1,329,621,846	33,868,721	120,582,629	600,538,327
Net unrealized appreciation (depreciation) - unaffiliated	632,210,543	4,634,250	(5,717,340)	(16,099,580)
Net unrealized appreciation (depreciation) - affiliated (Note 3)	—	—	(2,234,687)	—
Total net unrealized appreciation (depreciation)	632,210,543	4,634,250	(7,952,027)	(16,099,580)
Investments - unaffiliated, at value	1,961,832,389	38,502,971	97,307,776	584,438,747
Investments - affiliated, at value (Note 3)	—	—	15,322,826	—
Total investments, at value	1,961,832,389	38,502,971	112,630,602	584,438,747
Cash deposit at broker - futures contracts (Note 6)	—	—	169,868	561,612
Foreign currency (Cost of $—, $2,780, $—, and $—, respectively.)	—	2,783	—	—
Gross unrealized appreciation - futures contracts (Note 6)	—	—	76,567	406,199
Receivables:
Investments sold	—	873,054	3,000,000	—
Fund shares sold	2,147,818	500,136	95,003	388,600
Interest and dividends	1,290,994	59,109	783,373	3,484,951
Foreign tax reclaims	1,948,963	46,955	—	35,657
Prepaid expenses and other assets	65,326	34,479	34,257	61,097
Total Assets	1,967,285,490	40,019,487	116,789,670	589,376,863
LIABILITIES
Gross unrealized depreciation - futures contracts (Note 6)	—	—	41,886	200,049
Payables:
Investments purchased	6,706,921	1,175,930	—	28,770,551
Fund shares redeemed	270,076	—	33,284	582,845
Distribution to shareholders	—	—	233,706	1,343,927
Accrued Liabilities:
Investment advisory fees, net	1,026,891	17,408	24,790	137,199
Service fees	3,809	228	4,776	357
Administration, accounting and transfer agent fees	78,556	1,775	7,689	25,243
Business management fees	78,992	1,554	4,776	22,866
Trustee fees	10,956	208	644	3,093
Distribution fees	—	—	674	—
Professional fees	32,268	17,187	23,584	26,724
Custodian fees	34,167	4,632	1,780	4,083
Other liabilities	12,606	6,953	8,427	13,519
Total Liabilities	8,255,242	1,225,875	386,016	31,130,456
NET ASSETS	$1,959,030,248	$38,793,612	$116,403,654	$558,246,407

The accompanying notes are an integral part of these financial statements.

50

Statements of Assets and Liabilities
June 30, 2024(Continued)

	BROWN ADVISORY GLOBAL LEADERS FUND	BROWN ADVISORY SUSTAINABLE INTERNATIONAL LEADERS FUND	BROWN ADVISORY INTERMEDIATE INCOME FUND	BROWN ADVISORY SUSTAINABLE BOND FUND
COMPONENTS OF NET ASSETS
Paid-in capital	$1,333,985,535	$34,153,050	$134,299,979	$695,172,995
Total distributable earnings (loss)	625,044,713	4,640,562	(17,896,325)	(136,926,588)
NET ASSETS	$1,959,030,248	$38,793,612	$116,403,654	$558,246,407
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$1,926,704,398	$36,920,545	$—	$550,051,714
Shares outstanding (unlimited shares authorized)	74,432,253	3,441,919	—	65,516,203
Net asset value per share	$25.89	$10.73	$—	$8.40
Investor Shares:
Net assets	$32,325,850	$1,873,067	$113,124,287	$8,194,693
Shares outstanding (unlimited shares authorized)	1,253,477	175,145	11,847,628	975,556
Net asset value per share	$25.79	$10.69	$9.55	$8.40
Advisor Shares:
Net assets	$—	$—	$3,279,367	$—
Shares outstanding (unlimited shares authorized)	—	—	351,982	—
Net asset value per share	$—	$—	$9.32	$—

The accompanying notes are an integral part of these financial statements.

51

Statements of Assets and Liabilities
June 30, 2024(Continued)

	BROWN ADVISORY MARYLAND BOND FUND	BROWN ADVISORY TAX-EXEMPT BOND FUND	BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND	BROWN ADVISORY MORTGAGE SECURITIES FUND
ASSETS
Investments:
Total investments, at cost	$171,780,721	$929,311,837	$289,165,385	$357,859,623
Net unrealized appreciation (depreciation)	(4,630,778)	2,517,637	(10,705,022)	(17,497,771)
Total investments, at value	167,149,943	931,829,474	278,460,363	340,361,852
Cash deposit at broker - futures contracts (Note 6)	—	—	—	382,042
Gross unrealized appreciation - futures contracts (Note 6)	—	—	—	99,363
Receivables:
Investments sold	—	—	—	4,606
Fund shares sold	281	1,735,586	226,368	27,641
Interest and dividends	2,000,604	6,730,682	3,175,709	908,868
Prepaid expenses and other assets	15,999	64,274	33,740	37,756
Total Assets	169,166,827	940,360,016	281,896,180	341,822,128
LIABILITIES
Gross unrealized depreciation - futures contracts (Note 6)	—	—	—	81,318
Payables:
Investments purchased	—	17,420,875	—	54,886,039
Fund shares redeemed	45,549	330,058	61,959	36,251
Distribution to shareholders	362,613	2,439,449	682,707	729,477
Accrued Liabilities:
Investment advisory fees	41,447	222,606	68,637	70,445
Service fees	6,908	410	11,439	34
Administration, accounting and transfer agent fees	9,231	39,467	14,104	23,102
Business management fees	6,908	37,101	11,439	11,741
Trustee fees	944	5,096	1,553	1,607
Professional fees	23,188	26,771	21,358	24,850
Custodian fees	834	4,326	1,455	3,893
Other liabilities	7,299	10,328	7,474	8,125
Total Liabilities	504,921	20,536,487	882,125	55,876,882
NET ASSETS	$168,661,906	$919,823,529	$281,014,055	$285,945,246
COMPONENTS OF NET ASSETS
Paid-in capital	$182,520,766	$1,010,252,428	$306,774,363	$333,704,927
Total distributable earnings (loss)	(13,858,860)	(90,428,899)	(25,760,308)	(47,759,681)
NET ASSETS	$168,661,906	$919,823,529	$281,014,055	$285,945,246

The accompanying notes are an integral part of these financial statements.

52

Statements of Assets and Liabilities
June 30, 2024(Continued)

	BROWN ADVISORY MARYLAND BOND FUND	BROWN ADVISORY TAX-EXEMPT BOND FUND	BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND	BROWN ADVISORY MORTGAGE SECURITIES FUND
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$—	$ 909,985,926	$—	$285,174,663
Shares outstanding (unlimited shares authorized)	—	97,623,077	—	32,064,192
Net asset value per share	$—	$9.32	$—	$8.89
Investor Shares:
Net assets	$168,661,906	$9,837,603	$281,014,055	$770,583
Shares outstanding (unlimited shares authorized)	17,145,531	1,054,836	31,089,491	86,464
Net asset value per share	$9.84	$9.33	$9.04	$8.91
Advisor Shares:
Net assets	$—	$—	$—	$—
Shares outstanding (unlimited shares authorized)	—	—	—	—
Net asset value per share	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

53

Statements of Assets and Liabilities
June 30, 2024(Continued)

	BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND	BROWN ADVISORY EMERGING MARKETS SELECT FUND	BROWN ADVISORY - BEUTEL GOODMAN LARGE-CAP VALUE FUND
ASSETS
Investments:
Total investments, at cost	$260,952,125	$518,939,524	$1,568,392,627
Net unrealized appreciation (depreciation)	63,307,225	109,982,247	334,178,005
Total investments, at value	324,259,350	628,921,771	1,902,570,632
Foreign currency (Cost of $—, $1,261,250, and $—, respectively.)	—	1,260,486	—
Receivables:
Investments sold	1,551,476	1,078,284	—
Fund shares sold	367,513	825,863	4,050,601
Interest and dividends	793,911	2,896,928	2,657,615
Foreign tax reclaims	1,500,736	37,471	—
Prepaid expenses and other assets	38,749	44,335	71,473
Total Assets	328,511,735	635,065,138	1,909,350,321
LIABILITIES
Payables:
Investments purchased	1,005,137	2,337,287	—
Fund shares redeemed	92,646	747,368	881,600
Accrued Liabilities:
Non-U.S. deferred tax	—	5,657,061	—
Investment advisory fees	247,209	462,607	701,969
Service fees	2,046	422	2,050
Administration, accounting and transfer agent fees	14,085	25,884	71,969
Business management fees	13,734	25,700	77,997
Trustee fees	1,849	3,478	10,697
Distribution fees	625	48	—
Professional fees	25,111	26,505	31,625
Custodian fees	15,085	66,341	9,862
Other liabilities	9,479	12,707	14,356
Total Liabilities	1,427,006	9,365,408	1,802,125
NET ASSETS	$327,084,729	$625,699,730	$1,907,548,196
COMPONENTS OF NET ASSETS
Paid-in capital	$266,212,041	$600,598,432	$1,507,697,038
Total distributable earnings (loss)	60,872,688	25,101,298	399,851,158
NET ASSETS	$327,084,729	$625,699,730	$1,907,548,196
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$311,204,963	$622,254,489	$1,890,908,756
Shares outstanding (unlimited shares authorized)	22,991,795	53,316,163	122,548,070
Net asset value per share	$13.54	$11.67	$15.43
Investor Shares:
Net assets	$12,911,862	$3,220,179	$16,639,440
Shares outstanding (unlimited shares authorized)	957,234	276,201	1,082,168
Net asset value per share	$13.49	$11.66	$15.38
Advisor Shares:
Net assets	$2,967,904	$225,062	$—
Shares outstanding (unlimited shares authorized)	223,539	19,253	—
Net asset value per share	$13.28	$11.69	$—

The accompanying notes are an integral part of these financial statements.

54

Statements of Operations
For the Year Ended June 30, 2024

	BROWN ADVISORY GROWTH EQUITY FUND	BROWN ADVISORY FLEXIBLE EQUITY FUND	BROWN ADVISORY SUSTAINABLE GROWTH FUND	BROWN ADVISORY MID-CAP GROWTH FUND
INVESTMENT INCOME
Dividend income	$9,339,287	$6,677,105	$41,310,042	$385,780
Less: foreign taxes withheld	(104,209)	(209,052)	—	(7,890)
Interest Income	2,660,466	1,342,629	7,700,895	193,813
Total investment income	11,895,544	7,810,682	49,010,937	571,703
EXPENSES
Investment advisory fees	11,163,764	3,382,149	44,709,096	617,822
Service fees - Investor Shares (Note 3)	967,330	726,736	3,606,769	38,306
Business management fees	951,968	397,769	4,384,344	47,525
Administration, accounting and transfer agent fees	441,490	182,290	2,015,122	24,928
Professional fees	105,068	54,845	374,067	27,341
Miscellaneous expenses	98,244	43,664	457,343	26,512
Trustee fees	89,686	33,431	365,242	4,128
Registration fees	85,881	49,036	179,495	34,702
Custodian fees	63,753	24,994	268,061	12,296
Distribution fees - Advisor Shares (Note 3)	41,561	15,408	986,506	—
Insurance fees	30,810	8,692	92,441	1,180
Service fees - Advisor Shares (Note 3)	24,937	9,245	591,903	—
Total Expenses	14,064,492	4,928,259	58,030,389	834,740
Expenses waived by adviser - expense cap (Note 3)	—	—	—	(17,028)
Net Expenses	14,064,492	4,928,259	58,030,389	817,712
Net Investment Income (Loss)	(2,168,948)	2,882,423	(9,019,452)	(246,009)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	799,401,485	37,289,841	438,620,143	9,062,653
Net change in unrealized appreciation (depreciation) on investments	(435,614,320)	154,549,573	1,727,039,131	4,375,232
Net realized and unrealized gain (Loss)	363,787,165	191,839,414	2,165,659,274	13,437,885
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$361,618,217	$194,721,837	$2,156,639,822	$13,191,876

The accompanying notes are an integral part of these financial statements.

55

Statements of Operations
For the Year Ended June 30, 2024(Continued)

	BROWN ADVISORY SMALL-CAP GROWTH FUND	BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND	BROWN ADVISORY SUSTAINABLE SMALL-CAP CORE FUND	BROWN ADVISORY SUSTAINABLE VALUE FUND
INVESTMENT INCOME
Dividend income	$10,127,668	$20,467,375	$500,237	$1,298,605
Less: foreign taxes withheld	(154,838)	(46,633)	(526)	(7,403)
Interest Income	6,865,676	2,559,429	208,683	168,308
Total investment income	16,838,506	22,980,171	708,394	1,459,510
EXPENSES
Investment advisory fees	17,495,020	10,832,482	544,959	412,864
Service fees - Investor Shares (Note 3)	1,279,410	920,488	4,679	577
Business management fees	1,029,119	637,205	32,056	34,405
Administration, accounting and transfer agent fees	471,591	288,511	18,116	17,879
Miscellaneous expenses	275,118	61,507	26,016	27,211
Professional fees	109,256	75,172	19,606	19,518
Trustee fees	91,472	54,966	2,646	2,800
Registration fees	86,413	53,540	35,546	35,923
Custodian fees	67,077	46,942	8,938	6,469
Insurance fees	27,842	14,564	613	528
Distribution fees - Advisor Shares (Note 3)	21,355	7,661	—	—
Service fees - Advisor Shares (Note 3)	12,813	4,597	—	—
Total Expenses	20,966,486	12,997,635	693,175	558,174
Expenses waived by adviser - expense cap (Note 3)	—	—	(92,246)	(75,923)
Net Expenses	20,966,486	12,997,635	600,929	482,251
Net Investment Income (Loss)	(4,127,980)	9,982,536	107,465	977,259
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	105,416,039	156,455,112	3,440,884	282,853
Net change in unrealized appreciation (depreciation) on investments	(43,293,407)	21,293,340	2,717,993	13,190,651
Net realized and unrealized gain (Loss)	62,122,632	177,748,452	6,158,877	13,473,504
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$57,994,652	$187,730,988	$6,266,342	$14,450,763

The accompanying notes are an integral part of these financial statements.

56

Statements of Operations
For the Year Ended June 30, 2024(Continued)

	BROWN ADVISORY GLOBAL LEADERS FUND	BROWN ADVISORY SUSTAINABLE INTERNATIONAL LEADERS FUND	BROWN ADVISORY INTERMEDIATE INCOME FUND	BROWN ADVISORY SUSTAINABLE BOND FUND
INVESTMENT INCOME
Dividend income - unaffiliated	$23,423,991	$665,690	$—	$—
Dividend income - affiliated (Note 3)	—	—	627,096	—
Less: foreign taxes withheld	(1,994,535)	(76,816)	—	—
Interest Income	1,723,345	39,911	3,943,117	27,221,275
Total investment income	23,152,801	628,785	4,570,213	27,221,275
EXPENSES
Investment advisory fees	10,818,764	235,469	358,475	1,788,733
Business management fees	832,213	15,698	59,746	298,122
Administration, accounting and transfer agent fees	398,786	9,838	44,737	166,165
Custodian fees	206,182	30,828	8,310	26,002
Professional fees	90,086	18,263	28,187	50,024
Service fees - Investor Shares (Note 3)	79,938	2,447	58,186	5,661
Trustee fees	70,067	1,268	5,260	27,979
Miscellaneous expenses	62,573	23,807	33,643	47,910
Registration fees	43,853	35,770	36,605	43,501
Insurance fees	18,094	269	1,694	9,951
Distribution fees - Advisor Shares (Note 3)	—	—	7,799	—
Service fees - Advisor Shares (Note 3)	—	—	1,560	—
Interest expense on line of credit (Note 7)	—	—	—	952
Total Expenses	12,620,556	373,657	644,202	2,465,000
Expenses waived by adviser - expense cap (Note 3)	—	(104,346)	(3,096)	—
Expenses waived by adviser - investments in affiliates (Note 3)	—	—	(44,580)	—
Net Expenses	12,620,556	269,311	596,526	2,465,000
Net Investment Income (Loss)	10,532,245	359,474	3,973,687	24,756,275
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments - unaffiliated	47,039,773	(121,697)	(2,940,232)	(16,625,376)
Less: foreign capital gains taxes paid	—	(230)	—	—
Futures contracts (Note 6)	—	—	(315,391)	(10,178,244)
Net realized gain (loss)	47,039,773	(121,927)	(3,255,623)	(26,803,620)
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated	227,574,950	1,265,011	2,447,859	7,280,419
Investments - affiliated (Note 3)	—	—	(339,191)	—
Futures contracts (Note 6)	—	—	260,505	2,278,699
Net change in unrealized appreciation (depreciation)	227,574,950	1,265,011	2,369,173	9,559,118
Net realized and unrealized gain (Loss)	274,614,723	1,143,084	(886,450)	(17,244,502)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$285,146,968	$1,502,558	$3,087,237	$7,511,773

The accompanying notes are an integral part of these financial statements.

57

Statements of Operations
For the Year Ended June 30, 2024(Continued)

	BROWN ADVISORY MARYLAND BOND FUND	BROWN ADVISORY TAX-EXEMPT BOND FUND	BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND	BROWN ADVISORY MORTGAGE SECURITIES FUND
INVESTMENT INCOME
Interest Income	$5,634,188	$37,272,171	$11,771,252	$13,209,058
Total investment income	5,634,188	37,272,171	11,771,252	13,209,058
EXPENSES
Investment advisory fees	499,594	2,528,227	870,961	869,152
Service fees - Investor Shares (Note 3)	83,266	4,542	145,160	517
Business management fees	83,266	421,371	145,160	144,859
Administration, accounting and transfer agent fees	54,478	227,519	88,249	137,804
Professional fees	29,533	57,403	32,310	35,817
Miscellaneous expenses	28,978	44,845	32,144	36,813
Registration fees	15,312	52,800	44,529	37,466
Trustee fees	7,238	36,252	12,653	12,771
Custodian fees	4,996	26,152	9,065	24,417
Insurance fees	2,137	10,239	3,857	4,069
Total expenses	808,798	3,409,350	1,384,088	1,303,685
Net Investment Income (Loss)	4,825,390	33,862,821	10,387,164	11,905,373
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(229,059)	(7,992,587)	(463,917)	(8,204,633)
Futures contracts (Note 6)	—	—	—	(778,528)
Net realized gain (loss)	(229,059)	(7,992,587)	(463,917)	(8,983,161)
Net change in unrealized appreciation (depreciation) on:
Investments	1,347,397	11,058,646	297,427	2,158,486
Futures contracts (Note 6)	—	—	—	492,520
Net change in unrealized appreciation (depreciation)	1,347,397	11,058,646	297,427	2,651,006
Net realized and unrealized gain (Loss)	1,118,338	3,066,059	(166,490)	(6,332,155)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,943,728	$36,928,880	$10,220,674	$5,573,218

The accompanying notes are an integral part of these financial statements.

58

Statements of Operations
For the Year Ended June 30, 2024(Continued)

	BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND	BROWN ADVISORY EMERGING MARKETS SELECT FUND	BROWN ADVISORY - BEUTEL GOODMAN LARGE-CAP VALUE FUND
INVESTMENT INCOME
Dividend income	$9,219,786	$17,751,985	$38,822,703
Less: foreign taxes withheld	(721,386)	(1,807,809)	—
Interest Income	503,331	711,596	2,837,131
Total investment income	9,001,731	16,655,772	41,659,834
EXPENSES
Investment advisory fees	2,576,769	5,179,044	7,815,836
Business management fees	143,154	287,725	868,426
Custodian fees	85,662	429,268	55,706
Administration, accounting and transfer agent fees	77,381	149,581	397,151
Registration fees	44,711	51,697	53,337
Miscellaneous expenses	38,953	86,179	65,802
Professional fees	35,176	47,326	94,324
Service fees - Investor Shares (Note 3)	19,146	4,088	13,698
Trustee fees	11,879	24,547	74,101
Distribution fees - Advisor Shares (Note 3)	6,852	550	—
Service fees - Advisor Shares (Note 3)	4,111	330	—
Insurance fees	3,223	6,764	20,742
Total Expenses	3,047,017	6,267,099	9,459,123
Net Investment Income (Loss)	5,954,714	10,388,673	32,200,711
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	16,309,980	3,239,073	84,311,860
Less: foreign capital gains taxes paid	—	(1,357,222)	—
Net realized gain (loss)	16,309,980	1,881,851	84,311,860
Net change in unrealized appreciation (depreciation) on: Investments	21,218,110	57,599,446	124,368,434
Non-U.S. deferred tax on unrealized appreciation	—	(5,657,061)	—
Net change in unrealized appreciation (depreciation)	21,218,110	51,942,385	124,368,434
Net realized and unrealized gain (Loss)	37,528,090	53,824,236	208,680,294
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$43,482,804	$64,212,909	$240,881,005

The accompanying notes are an integral part of these financial statements.

59

Statements of Changes in Net Assets

	BROWN ADVISORY GROWTH EQUITY FUND		BROWN ADVISORY FLEXIBLE EQUITY FUND
	Fiscal Year Ended June 30,
	2024	2023	2024	2023
OPERATIONS
Net investment income (loss)	$(2,168,948)	$(4,279,886)	$2,882,423	$2,198,868
Net realized gain (loss)	799,401,485	94,224,857	37,289,841	17,278,494
Net change in unrealized appreciation (depreciation)	(435,614,320)	345,339,165	154,549,573	105,107,069
Increase (Decrease) in Net Assets from Operations	361,618,217	435,284,136	194,721,837	124,584,431
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(106,614,685)	(107,639,242)	(8,129,121)	(7,731,108)
Investor Shares	(42,711,889)	(45,764,956)	(12,731,778)	(14,223,370)
Advisor Shares	(1,128,327)	(871,243)	(147,368)	(147,568)
Total Distributions from earnings	(150,454,901)	(154,275,441)	(21,008,267)	(22,102,046)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	154,867,016	352,800,458	68,950,789	64,414,428
Investor Shares	28,987,614	36,590,247	33,292,821	30,651,069
Advisor Shares	11,180,291	10,151,247	1,351,700	309,244
Reinvestment of distributions:
Institutional Shares	99,969,257	100,551,486	5,190,025	4,788,472
Investor Shares	36,922,572	40,450,324	7,923,735	9,054,154
Advisor Shares	885,281	620,663	127,562	123,434
Redemption of shares:
Institutional Shares	(1,723,801,021)	(434,576,260)	(24,084,013)	(41,913,971)
Investor Shares	(204,167,045)	(167,203,846)	(46,482,100)	(63,537,532)
Advisor Shares	(10,339,925)	(11,934,066)	(781,915)	(418,189)
Redemption fees:
Institutional Shares	3,852	6,352	1,024	777
Investor Shares	1,715	2,703	1,713	1,465
Advisor Shares	40	47	21	16
Increase (Decrease) from Capital Share Transactions	(1,605,490,353)	(72,540,645)	45,491,362	3,473,367
Increase (Decrease) in Net Assets	(1,394,327,037)	208,468,050	219,204,932	105,955,752
NET ASSETS
Beginning of period	2,538,731,506	2,330,263,456	707,191,674	601,235,922
End of period	$1,144,404,469	$2,538,731,506	$926,396,606	$707,191,674
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	5,804,597	14,949,462	1,899,274	2,252,589
Investor Shares	1,069,616	1,590,304	956,010	1,088,185
Advisor Shares	469,950	457,461	38,288	10,885
Reinvestment of distributions:
Institutional Shares	3,786,715	4,371,804	151,142	173,202
Investor Shares	1,434,443	1,798,592	231,877	327,852
Advisor Shares	38,028	30,232	3,751	4,487
Redemption of shares:
Institutional Shares	(61,339,233)	(18,251,670)	(690,389)	(1,487,103)
Investor Shares	(7,609,771)	(7,257,688)	(1,340,542)	(2,239,954)
Advisor Shares	(439,355)	(554,229)	(22,262)	(14,896)
Increase (Decrease) in shares outstanding	(56,785,010)	(2,865,732)	1,227,149	115,247
The accompanying notes are an integral part of these financial statements.

60

Statements of Changes in Net Assets(Continued)

	BROWN ADVISORY SUSTAINABLE GROWTH FUND		BROWN ADVISORY MID-CAP GROWTH FUND
	Fiscal Year Ended June 30,
	2024	2023	2024	2023
OPERATIONS
Net investment income (loss)	$(9,019,452)	$1,146,864	$(246,009)	$(324,396)
Net realized gain (loss)	438,620,143	5,075,647	9,062,653	(5,529,060)
Net change in unrealized appreciation (depreciation)	1,727,039,131	1,273,242,361	4,375,232	21,470,002
Increase (Decrease) in Net Assets from Operations	2,156,639,822	1,279,464,872	13,191,876	15,616,546
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(633,798)	(10,470)	—	(4,694,458)
Investor Shares	—	—	—	(1,478,899)
Advisor Shares	—	—	—	—
Total Distributions from earnings	(633,798)	(10,470)	—	(6,173,357)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,917,817,384	2,078,959,516	17,918,626	22,890,113
Investor Shares	633,488,241	625,782,512	2,651,464	1,781,026
Advisor Shares	60,492,485	66,763,534	—	—
Reinvestment of distributions:
Institutional Shares	415,944	6,609	—	3,302,277
Investor Shares	—	—	—	1,478,899
Advisor Shares	—	—	—	—
Redemption of shares:
Institutional Shares	(1,718,053,838)	(1,155,544,299)	(30,451,794)	(56,129,763)
Investor Shares	(673,243,513)	(563,765,771)	(2,765,430)	(4,037,738)
Advisor Shares	(76,037,156)	(70,829,290)	—	—
Redemption fees:
Institutional Shares	18,889	39,252	9	—
Investor Shares	7,588	18,500	3	—
Advisor Shares	1,255	3,129	—	—
Increase (Decrease) from Capital Share Transactions	144,907,279	981,433,692	(12,647,122)	(30,715,186)
Increase (Decrease) in Net Assets	2,300,913,303	2,260,888,094	544,754	(21,271,997)
NET ASSETS
Beginning of period	7,652,962,889	5,392,074,795	96,379,114	117,651,111
End of period	$9,953,876,192	$7,652,962,889	$96,923,868	$96,379,114
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	39,896,249	55,092,165	1,350,814	1,799,089
Investor Shares	13,252,830	17,015,921	183,606	141,511
Advisor Shares	1,395,798	1,818,879	—	—
Reinvestment of distributions:
Institutional Shares	8,635	192	—	265,456
Investor Shares	—	—	—	119,846
Advisor Shares	—	—	—	—
Redemption of shares:
Institutional Shares	(35,179,424)	(31,017,390)	(2,199,885)	(4,464,660)
Investor Shares	(13,958,355)	(15,389,715)	(192,488)	(319,291)
Advisor Shares	(1,722,429)	(1,952,691)	—	—
Increase (Decrease) in shares outstanding	3,693,304	25,567,361	(857,953)	(2,458,049)
The accompanying notes are an integral part of these financial statements.

61

Statements of Changes in Net Assets(Continued)

	BROWN ADVISORY SMALL-CAP GROWTH FUND		BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND
	Fiscal Year Ended June 30,
	2024	2023	2024	2023
OPERATIONS
Net investment income (loss)	$(4,127,980)	$(3,980,177)	$9,982,536	$7,485,609
Net realized gain (loss)	105,416,039	(8,554,578)	156,455,112	96,965,631
Net change in unrealized appreciation (depreciation)	(43,293,407)	286,188,644	21,293,340	35,523,126
Increase (Decrease) in Net Assets from Operations	57,994,652	273,653,889	187,730,988	139,974,366
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	—	(90,997,761)	(38,971,460)	(33,185,482)
Investor Shares	—	(59,674,115)	(36,311,622)	(34,842,760)
Advisor Shares	—	(715,728)	(186,263)	(166,836)
Total Distributions from earnings	—	(151,387,604)	(75,469,345)	(68,195,078)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	226,319,186	313,252,992	149,333,601	123,319,902
Investor Shares	143,478,279	212,108,666	47,591,769	53,655,900
Advisor Shares	1,344,015	991,855	896,280	40,206
Reinvestment of distributions:
Institutional Shares	—	81,812,339	24,734,303	20,951,164
Investor Shares	—	48,936,409	24,239,860	24,128,958
Advisor Shares	—	562,578	179,554	138,370
Redemption of shares:
Institutional Shares	(812,197,912)	(286,513,304)	(94,919,377)	(154,796,904)
Investor Shares	(235,211,167)	(131,723,686)	(91,783,890)	(85,835,294)
Advisor Shares	(3,051,675)	(1,734,771)	(470,397)	(839,784)
Redemption fees:
Institutional Shares	664	996	1,348	96
Investor Shares	443	626	1,233	99
Advisor Shares	4	8	7	—
Increase (Decrease) from Capital Share Transactions	(679,318,163)	237,694,708	59,804,291	(19,237,287)
Increase (Decrease) in Net Assets	(621,323,511)	359,960,993	172,065,934	52,542,001
NET ASSETS
Beginning of period	2,241,940,364	1,881,979,371	1,182,766,093	1,130,224,092
End of period	$1,620,616,853	$2,241,940,364	$1,354,832,027	$1,182,766,093
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	5,113,312	7,324,161	5,063,383	4,488,167
Investor Shares	6,584,618	9,912,100	1,631,173	1,971,442
Advisor Shares	64,569	48,938	30,928	1,455
Reinvestment of distributions:
Institutional Shares	—	1,951,630	862,977	761,092
Investor Shares	—	2,345,945	849,598	878,374
Advisor Shares	—	28,456	6,340	5,080
Redemption of shares:
Institutional Shares	(17,843,609)	(6,684,586)	(3,280,665)	(5,538,829)
Investor Shares	(10,585,282)	(6,200,437)	(3,164,142)	(3,122,087)
Advisor Shares	(147,723)	(85,972)	(16,532)	(30,535)
Increase (Decrease) in shares outstanding	(16,814,115)	8,640,235	1,983,060	(585,841)
The accompanying notes are an integral part of these financial statements.

62

Statements of Changes in Net Assets(Continued)

	BROWN ADVISORY SUSTAINABLE SMALL-CAP CORE FUND		BROWN ADVISORY SUSTAINABLE VALUE FUND
	Fiscal Year Ended June 30,
	2024	2023	2024	2023*
OPERATIONS
Net investment income (loss)	$107,465	$71,858	$977,259	$207,087
Net realized gain (loss)	3,440,884	(6,281,256)	282,853	(98,682)
Net change in unrealized appreciation (depreciation)	2,717,993	11,304,700	13,190,651	1,465,263
Increase (Decrease) in Net Assets from Operations	6,266,342	5,095,302	14,450,763	1,573,668
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(104,328)	(588)	(656,605)	—
Investor Shares	(182)	(28)	(2,992)	—
Total Distributions from earnings	(104,510)	(616)	(659,597)	—
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	18,805,048	33,653,477	36,959,292	49,585,364
Investor Shares	5,434,563	1,807,860	521,702	1,664,985
Reinvestment of distributions:
Institutional Shares	28,260	389	118,098	—
Investor Shares	179	28	20	—
Redemption of shares:
Institutional Shares	(6,313,716)	(19,543,834)	(1,342,824)	(889,573)
Investor Shares	(640,657)	(1,264,572)	(117,377)	(1,463,815)
Redemption fees:
Institutional Shares	—	58	50	—
Investor Shares	—	2	—	—
Increase (Decrease) from Capital Share Transactions	17,313,677	14,653,408	36,138,961	48,896,961
Increase (Decrease) in Net Assets	23,475,509	19,748,094	49,930,127	50,470,629
NET ASSETS
Beginning of period	53,475,370	33,727,276	50,470,629	—
End of period	$76,950,879	$53,475,370	$100,400,756	$50,470,629
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	2,052,148	4,020,237	3,227,009	5,106,507
Investor Shares	569,073	216,947	45,587	167,746
Reinvestment of distributions:
Institutional Shares	2,898	46	10,659	—
Investor Shares	18	3	2	—
Redemption of shares:
Institutional Shares	(704,569)	(2,377,529)	(117,948)	(92,872)
Investor Shares	(67,726)	(146,693)	(10,096)	(151,444)
Increase (Decrease) in shares outstanding	1,851,842	1,713,011	3,155,213	5,029,937

*	Inception date of Fund was February 28, 2023. Results of operations are for the period from March 1, 2023 to June 30, 2023.
The accompanying notes are an integral part of these financial statements.

63

Statements of Changes in Net Assets(Continued)

	BROWN ADVISORY GLOBAL LEADERS FUND		BROWN ADVISORY SUSTAINABLE INTERNATIONAL LEADERS FUND
	Fiscal Year Ended June 30,
	2024	2023	2024	2023
OPERATIONS
Net investment income (loss)	$10,532,245	$8,074,102	$359,474	$155,583
Net realized gain (loss)	47,039,773	(28,013,222)	(121,927)	(165,459)
Net change in unrealized appreciation (depreciation)	227,574,950	274,035,271	1,265,011	4,216,118
Increase (Decrease) in Net Assets from Operations	285,146,968	254,096,151	1,502,558	4,206,242
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(8,537,871)	(6,991,035)	(147,645)	(35,516)
Investor Shares	(236,099)	(395,703)	(6,044)	(3,388)
Total Distributions from earnings	(8,773,970)	(7,386,738)	(153,689)	(38,904)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	348,669,548	325,301,984	14,282,825	13,043,816
Investor Shares	7,733,420	3,611,292	468,155	1,375,819
Reinvestment of distributions:
Institutional Shares	2,087,276	1,666,735	50,961	6,722
Investor Shares	218,403	326,640	6,045	2,778
Redemption of shares:
Institutional Shares	(95,537,188)	(206,154,158)	(1,588,061)	(215,587)
Investor Shares	(59,661,836)	(17,052,237)	(121,909)	(329,690)
Redemption fees:
Institutional Shares	50	14	—	—
Investor Shares	3	1	—	—
Increase (Decrease) from Capital Share Transactions	203,509,676	107,700,271	13,098,016	13,883,858
Increase (Decrease) in Net Assets	479,882,674	354,409,684	14,446,885	18,051,196
NET ASSETS
Beginning of period	1,479,147,574	1,124,737,890	24,346,727	6,295,531
End of period	$1,959,030,248	$1,479,147,574	$38,793,612	$24,346,727
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	14,969,600	16,769,670	1,414,331	1,462,731
Investor Shares	327,249	187,404	46,767	164,665
Reinvestment of distributions:
Institutional Shares	88,481	88,798	4,877	740
Investor Shares	9,286	17,449	580	306
Redemption of shares:
Institutional Shares	(4,094,157)	(10,875,202)	(152,791)	(26,248)
Investor Shares	(2,611,070)	(865,869)	(11,634)	(34,394)
Increase (Decrease) in shares outstanding	8,689,389	5,322,250	1,302,130	1,567,800

The accompanying notes are an integral part of these financial statements.

64

Statements of Changes in Net Assets(Continued)

	BROWN ADVISORY INTERMEDIATE INCOME FUND		BROWN ADVISORY SUSTAINABLE BOND FUND
	Fiscal Year Ended June 30,
	2024	2023	2024	2023
OPERATIONS
Net investment income (loss)	$3,973,687	$3,240,395	$24,756,275	$9,469,365
Net realized gain (loss)	(3,255,623)	(4,258,695)	(26,803,620)	(25,159,484)
Net change in unrealized appreciation (depreciation)	2,369,173	(1,177,752)	9,559,118	3,740,742
Increase (Decrease) in Net Assets from Operations	3,087,237	(2,196,052)	7,511,773	(11,949,377)
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	—	—	(24,488,981)	(9,183,982)
Investor Shares	(3,869,544)	(3,207,474)	(462,293)	(287,987)
Advisor Shares	(99,330)	(75,420)	—	—
Total Distributions from earnings	(3,968,874)	(3,282,894)	(24,951,274)	(9,471,969)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	186,255,910	180,573,932
Investor Shares	17,654,002	16,553,797	3,400,933	9,585,925
Advisor Shares	402,279	159,427	—	—
Reinvestment of distributions:
Institutional Shares	—	—	6,436,616	2,286,754
Investor Shares	949,314	925,384	433,724	266,441
Advisor Shares	94,024	70,124	—	—
Redemption of shares:
Institutional Shares	—	—	(348,925,269)	(71,731,117)
Investor Shares	(27,262,957)	(29,348,887)	(8,137,193)	(9,806,662)
Advisor Shares	(331,615)	(229,653)	—	—
Redemption fees:
Institutional Shares	—	—	75	1,010
Investor Shares	—	241	1	36
Advisor Shares	—	6	—	—
Proceeds from shares issued in fund reorganization
Institutional Shares	—	—	—	331,003,377
Investor Shares	—	—	—	878,796
Advisor Shares	—	—	—	—
Increase (Decrease) from Capital Share Transactions	(8,494,953)	(11,869,561)	(160,535,203)	443,058,492
Increase (Decrease) in Net Assets	(9,376,590)	(17,348,507)	(177,974,704)	421,637,146
NET ASSETS
Beginning of period	125,780,244	143,128,751	736,221,111	314,583,965
End of period	$116,403,654	$125,780,244	$558,246,407	$736,221,111

The accompanying notes are an integral part of these financial statements.

65

Statements of Changes in Net Assets(Continued)

	BROWN ADVISORY INTERMEDIATE INCOME FUND		BROWN ADVISORY SUSTAINABLE BOND FUND
	Fiscal Year Ended June 30,
	2024	2023	2024	2023
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	22,147,561	20,636,386
Investor Shares	1,843,538	1,695,318	401,555	1,081,597
Advisor Shares	43,045	16,547	—	—
Reinvestment of distributions:
Institutional Shares	—	—	767,017	260,828
Investor Shares	99,893	95,347	51,625	30,316
Advisor Shares	10,131	7,400	—	—
Redemption of shares:
Institutional Shares	—	—	(41,474,248)	(8,155,671)
Investor Shares	(2,869,971)	(3,014,392)	(967,957)	(1,108,532)
Advisor Shares	(36,039)	(24,348)	—	—
Shares issued in fund reorganization:
Institutional Shares	—	—	—	38,304,761
Investor Shares	—	—	—	101,652
Advisor Shares	—	—	—	—
Increase (Decrease) in shares outstanding	(909,403)	(1,224,128)	(19,074,447)	51,151,337

The accompanying notes are an integral part of these financial statements.

66

Statements of Changes in Net Assets(Continued)

	BROWN ADVISORY MARYLAND BOND FUND		BROWN ADVISORY TAX-EXEMPT BOND FUND
	Fiscal Year Ended June 30,
	2024	2023	2024	2023
OPERATIONS
Net investment income (loss)	$4,825,390	$3,987,153	$33,862,821	$23,580,676
Net realized gain (loss)	(229,059)	(3,837,761)	(7,992,587)	(47,633,476)
Net change in unrealized appreciation (depreciation)	1,347,397	3,652,185	11,058,646	48,140,333
Increase (Decrease) in Net Assets from Operations	5,943,728	3,801,577	36,928,880	24,087,533
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	—	—	(33,901,558)	(26,053,611)
Investor Shares	(5,293,681)	(4,607,468)	(364,922)	(287,501)
Total Distributions from earnings	(5,293,681)	(4,607,468)	(34,266,480)	(26,341,112)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	462,186,030	663,635,553
Investor Shares	43,965,536	174,773,197	5,844,870	1,633,814
Reinvestment of distributions:
Institutional Shares	—	—	6,335,010	5,222,194
Investor Shares	955,621	929,140	262,301	198,959
Redemption of shares:
Institutional Shares	—	—	(349,068,471)	(684,366,338)
Investor Shares	(40,870,616)	(180,499,653)	(4,439,792)	(4,123,128)
Redemption fees:
Institutional Shares	—	—	138	2,116
Investor Shares	—	—	2	27
Increase (Decrease) from Capital Share Transactions	4,050,541	(4,797,316)	121,120,088	(17,796,803)
Increase (Decrease) in Net Assets	4,700,588	(5,603,207)	123,782,488	(20,050,382)
NET ASSETS
Beginning of period	163,961,318	169,564,525	796,041,041	816,091,423
End of period	$168,661,906	$163,961,318	$919,823,529	$796,041,041
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	50,313,735	72,302,156
Investor Shares	4,522,052	18,023,157	627,451	176,346
Reinvestment of distributions:
Institutional Shares	—	—	685,667	565,465
Investor Shares	97,878	95,116	28,354	21,550
Redemption of shares:
Institutional Shares	—	—	(38,209,731)	(74,745,047)
Investor Shares	(4,218,167)	(18,676,506)	(479,861)	(447,059)
Increase (Decrease) in shares outstanding	401,763	(558,233)	12,965,615	(2,126,589)

The accompanying notes are an integral part of these financial statements.

67

Statements of Changes in Net Assets(Continued)

	BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND		BROWN ADVISORY MORTGAGE SECURITIES FUND
	Fiscal Year Ended June 30,
	2024	2023	2024	2023
OPERATIONS
Net investment income (loss)	$10,387,164	$7,959,448	$11,905,373	$9,193,504
Net realized gain (loss)	(463,917)	(13,460,318)	(8,983,161)	(3,920,342)
Net change in unrealized appreciation (depreciation)	297,427	8,854,591	2,651,006	(12,021,031)
Increase (Decrease) in Net Assets from Operations	10,220,674	3,353,721	5,573,218	(6,747,869)
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	—	—	(12,109,609)	(9,638,698)
Investor Shares	(10,387,080)	(7,959,450)	(41,372)	(52,840)
Total Distributions from earnings	(10,387,080)	(7,959,450)	(12,150,981)	(9,691,538)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	46,426,497	61,373,989
Investor Shares	132,387,588	277,423,997	8,520	175,883
Reinvestment of distributions:
Institutional Shares	—	—	2,754,137	2,100,585
Investor Shares	2,249,883	1,966,078	33,978	46,398
Redemption of shares:
Institutional Shares	—	—	(59,755,895)	(55,235,735)
Investor Shares	(142,449,679)	(311,401,610)	(626,992)	(937,681)
Redemption fees:
Institutional Shares	—	—	—	—
Investor Shares	—	3,970	—	—
Increase (Decrease) from Capital Share Transactions	(7,812,208)	(32,007,565)	(11,159,755)	7,523,439
Increase (Decrease) in Net Assets	(7,978,614)	(36,613,294)	(17,737,518)	(8,915,968)
NET ASSETS
Beginning of period	288,992,669	325,605,963	303,682,764	312,598,732
End of period	$281,014,055	$288,992,669	$285,945,246	$303,682,764
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	5,210,736	6,588,484
Investor Shares	14,920,755	30,707,463	942	18,626
Reinvestment of distributions:
Institutional Shares	—	—	310,059	228,007
Investor Shares	251,062	217,344	3,813	5,022
Redemption of shares:
Institutional Shares	—	—	(6,667,153)	(5,961,698)
Investor Shares	(15,968,306)	(34,843,481)	(70,705)	(101,285)
Increase (Decrease) in shares outstanding	(796,489)	(3,918,674)	(1,212,308)	771,156

The accompanying notes are an integral part of these financial statements.

68

Statements of Changes in Net Assets(Continued)

	BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND		BROWN ADVISORY EMERGING MARKETS SELECT FUND
	Fiscal Year Ended June 30,
	2024	2023	2024	2023
OPERATIONS
Net investment income (loss)	$5,954,714	$3,729,226	$10,388,673	$7,700,454
Net realized gain (loss)	16,309,980	(4,071,080)	1,881,851	(39,033,202)
Net change in unrealized appreciation (depreciation)	21,218,110	24,114,599	51,942,385	50,890,808
Increase (Decrease) in Net Assets from Operations	43,482,804	23,772,745	64,212,909	19,558,060
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(3,510,805)	(4,638,118)	(9,908,444)	(6,069,695)
Investor Shares	(130,207)	(312,015)	(42,165)	(47,726)
Advisor Shares	(25,691)	(66,310)	(2,868)	(270)
Total Distributions from earnings	(3,666,703)	(5,016,443)	(9,953,477)	(6,117,691)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	78,166,747	74,999,578	103,628,440	215,596,170
Investor Shares	6,422,066	5,643,182	2,038,116	611,646
Advisor Shares	321,449	642,046	41,245	192,224
Reinvestment of distributions:
Institutional Shares	918,481	1,932,897	2,327,569	1,405,878
Investor Shares	113,737	209,903	41,242	47,075
Advisor Shares	23,393	61,604	2,868	271
Redemption of shares:
Institutional Shares	(32,862,868)	(99,210,794)	(75,126,322)	(196,962,728)
Investor Shares	(10,419,620)	(10,980,068)	(1,165,890)	(3,226,011)
Advisor Shares	(432,855)	(770,892)	(57,975)	(7,708)
Redemption fees:
Institutional Shares	262	93	168	2,375
Investor Shares	14	6	1	20
Advisor Shares	3	1	—	—
Increase (Decrease) from Capital Share Transactions	42,250,809	(27,472,444)	31,729,462	17,659,212
Increase (Decrease) in Net Assets	82,066,910	(8,716,142)	85,988,894	31,099,581
NET ASSETS
Beginning of period	245,017,819	253,733,961	539,710,836	508,611,255
End of period	$ 327,084,729	$ 245,017,819	$ 625,699,730	$539,710,836
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	6,276,815	6,596,970	9,490,076	21,527,213
Investor Shares	504,438	483,769	192,775	61,146
Advisor Shares	25,622	61,589	3,726	18,626
Reinvestment of distributions:
Institutional Shares	74,191	180,946	220,623	140,167
Investor Shares	9,209	19,782	3,909	4,693
Advisor Shares	1,922	5,902	271	27
Redemption of shares:
Institutional Shares	(2,603,761)	(10,012,965)	(6,971,087)	(20,841,533)
Investor Shares	(823,963)	(1,081,748)	(111,247)	(306,384)
Advisor Shares	(35,900)	(70,370)	(5,362)	(724)
Increase (Decrease) in shares outstanding	3,428,573	(3,816,125)	2,823,684	603,231

The accompanying notes are an integral part of these financial statements.

69

Statements of Changes in Net Assets(Continued)

	BROWN ADVISORY - BEUTEL GOODMAN LARGE-CAP VALUE FUND
	Fiscal Year Ended June 30,
	2024	2023
OPERATIONS
Net investment income (loss)	$32,200,711	$27,863,500
Net realized gain (loss)	84,311,860	(1,597,544)
Net change in unrealized appreciation (depreciation)	124,368,434	204,984,398
Increase (Decrease) in Net Assets from Operations	240,881,005	231,250,354
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(30,358,502)	(52,068,822)
Investor Shares	(181,162)	(26,989)
Total Distributions from earnings	(30,539,664)	(52,095,811)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	308,668,113	435,357,095
Investor Shares	14,863,174	2,340,189
Reinvestment of distributions:
Institutional Shares	8,737,382	27,731,260
Investor Shares	160,124	26,670
Redemption of shares:
Institutional Shares	(299,601,925)	(215,339,444)
Investor Shares	(2,218,935)	(163,756)
Redemption fees:
Institutional Shares	1,008	557
Investor Shares	9	—
Increase (Decrease) from Capital Share Transactions	30,608,950	249,952,571
Increase (Decrease) in Net Assets	240,950,291	429,107,114
NET ASSETS
Beginning of period	1,666,597,905	1,237,490,791
End of period	$ 1,907,548,196	$ 1,666,597,905
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	21,912,528	33,565,417
Investor Shares	1,034,015	179,132
Reinvestment of distributions:
Institutional Shares	614,876	2,078,008
Investor Shares	11,300	2,023
Redemption of shares:
Institutional Shares	(21,661,249)	(16,734,091)
Investor Shares	(148,924)	(12,640)
Increase (Decrease) in shares outstanding	1,762,546	19,077,849

The accompanying notes are an integral part of these financial statements.

70

Financial Highlights

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
BROWN ADVISORY GROWTH EQUITY FUND:
Institutional Shares*
07/01/23	06/30/24	$26.74	(0.02)	5.04	5.02	—	(1.80)	(1.80)	$29.96	19.68%	$508,835	(0.06)%	0.68%	0.68%	33%
07/01/22	06/30/23	23.82	(0.03)	4.59	4.56	—	(1.64)	(1.64)	26.74	20.22	1,837,801	(0.14)	0.68	0.68	21
07/01/21	06/30/22	37.39	(0.09)	(9.01)	(9.10)	—	(4.47)	(4.47)	23.82	(27.88)	1,611,983	(0.26)	0.66	0.66	21
07/01/20	06/30/21	29.05	(0.06)	10.02	9.96	—	(1.62)	(1.62)	37.39	35.14	2,321,278	(0.19)	0.67	0.67	25
07/01/19	06/30/20	24.80	(0.04)	5.56	5.52	—	(1.27)	(1.27)	29.05	22.88	1,849,565	(0.16)	0.69	0.69	22
Investor Shares*
07/01/23	06/30/24	26.12	(0.06)	4.92	4.86	—	(1.80)	(1.80)	29.18	19.53	618,412	(0.21)	0.83	0.83	33
07/01/22	06/30/23	23.35	(0.07)	4.48	4.41	—	(1.64)	(1.64)	26.12	20.03	687,058	(0.29)	0.83	0.83	21
07/01/21	06/30/22	36.79	(0.13)	(8.84)	(8.97)	—	(4.47)	(4.47)	23.35	(28.02)	704,341	(0.41)	0.81	0.81	21
07/01/20	06/30/21	28.64	(0.11)	9.88	9.77	—	(1.62)	(1.62)	36.79	34.98	1,174,666	(0.34)	0.82	0.82	25
07/01/19	06/30/20	24.50	(0.08)	5.49	5.41	—	(1.27)	(1.27)	28.64	22.70	983,640	(0.31)	0.84	0.84	22
Advisor Shares*
07/01/23	06/30/24	23.82	(0.11)	4.45	4.34	—	(1.80)	(1.80)	26.36	19.22	17,158	(0.46)	1.08	1.08	33
07/01/22	06/30/23	21.48	(0.12)	4.10	3.98	—	(1.64)	(1.64)	23.82	19.76	13,873	(0.54)	1.08	1.08	21
07/01/21	06/30/22	34.27	(0.20)	(8.12)	(8.32)	—	(4.47)	(4.47)	21.48	(28.20)	13,940	(0.66)	1.06	1.06	21
07/01/20	06/30/21	26.84	(0.18)	9.23	9.05	—	(1.62)	(1.62)	34.27	34.63	34,042	(0.59)	1.07	1.07	25
07/01/19	06/30/20	23.09	(0.14)	5.16	5.02	—	(1.27)	(1.27)	26.84	22.39	13,692	(0.56)	1.09	1.09	22
BROWN ADVISORY FLEXIBLE EQUITY FUND:
Institutional Shares*
07/01/23	06/30/24	31.94	0.16	8.51	8.67	(0.12)	(0.85)	(0.97)	39.64	27.63	376,594	0.46	0.53	0.53	15
07/01/22	06/30/23	27.31	0.13	5.55	5.68	(0.13)	(0.92)	(1.05)	31.94	21.44	259,933	0.45	0.54	0.54	12
07/01/21	06/30/22	34.26	0.09	(5.71)	(5.62)	(0.06)	(1.27)	(1.33)	27.31	(17.18)	196,675	0.29	0.53	0.53	10
07/01/20	06/30/21	24.36	0.07	10.76	10.83	(0.09)	(0.84)	(0.93)	34.26	45.26	201,849	0.25	0.54	0.54	13
07/01/19	06/30/20	22.92	0.11	2.50	2.61	(0.15)	(1.02)	(1.17)	24.36	11.29	134,574	0.47	0.56	0.56	12
Investor Shares*
07/01/23	06/30/24	31.84	0.11	8.49	8.60	(0.08)	(0.85)	(0.93)	39.51	27.46	542,524	0.31	0.68	0.68	15
07/01/22	06/30/23	27.20	0.08	5.54	5.62	(0.06)	(0.92)	(0.98)	31.84	21.24	442,013	0.30	0.69	0.69	12
07/01/21	06/30/22	34.16	0.04	(5.70)	(5.66)	(0.03)	(1.27)	(1.30)	27.20	(17.32)	400,090	0.14	0.68	0.68	10
07/01/20	06/30/21	24.31	0.03	10.73	10.76	(0.07)	(0.84)	(0.91)	34.16	45.05	500,233	0.10	0.69	0.69	13
07/01/19	06/30/20	22.88	0.07	2.49	2.56	(0.11)	(1.02)	(1.13)	24.31	11.12	362,695	0.32	0.71	0.71	12
Advisor Shares*
07/01/23	06/30/24	31.72	0.02	8.45	8.47	(0.03)	(0.85)	(0.88)	39.31	27.13	7,279	0.06	0.93	0.93	15
07/01/22	06/30/23	27.11	0.01	5.52	5.53	—	(0.92)	(0.92)	31.72	20.93	5,245	0.05	0.94	0.94	12
07/01/21	06/30/22	34.10	(0.04)	(5.68)	(5.72)	—	(1.27)	(1.27)	27.11	(17.51)	4,471	(0.11)	0.93	0.93	10
07/01/20	06/30/21	24.30	(0.04)	10.72	10.68	(0.04)	(0.84)	(0.88)	34.10	44.69	5,965	(0.15)	0.94	0.94	13
07/01/19	06/30/20	22.90	0.02	2.48	2.50	(0.08)	(1.02)	(1.10)	24.30	10.84	4,403	0.07	0.96	0.96	12
BROWN ADVISORY SUSTAINABLE GROWTH FUND:
Institutional Shares*
07/01/23	06/30/24	43.08	(0.02)	11.86	11.84	(0.01)	—	(0.01)	54.91	27.47	6,818,542	(0.04)	0.60	0.60	35
07/01/22	06/30/23	35.42	0.03	7.63	7.66	(0.00)	—	(0.00)	43.08	21.63	5,145,711	0.08	0.63	0.63	13
07/01/21	06/30/22	44.56	(0.04)	(8.19)	(8.23)	—	(0.91)	(0.91)	35.42	(19.02)	3,378,590	(0.10)	0.63	0.63	19
07/01/20	06/30/21	31.96	(0.03)	12.63	12.60	—	—	—	44.56	39.42	3,364,728	(0.08)	0.65	0.65	23
07/01/19	06/30/20	26.39	0.01	5.77	5.78	—	(0.21)	(0.21)	31.96	22.01	1,601,989	0.05	0.70	0.70	20
Investor Shares*
07/01/23	06/30/24	42.29	(0.09)	11.64	11.55	—	—	—	53.84	27.31	2,699,561	(0.19)	0.75	0.75	35
07/01/22	06/30/23	34.83	(0.02)	7.48	7.46	—	—	—	42.29	21.42	2,150,632	(0.07)	0.78	0.78	13
07/01/21	06/30/22	43.90	(0.11)	(8.05)	(8.16)	—	(0.91)	(0.91)	34.83	(19.15)	1,714,513	(0.25)	0.78	0.78	19
07/01/20	06/30/21	31.52	(0.09)	12.47	12.38	—	—	—	43.90	39.28	1,849,429	(0.23)	0.80	0.80	23
07/01/19	06/30/20	26.07	(0.03)	5.69	5.66	—	(0.21)	(0.21)	31.52	21.82	1,108,023	(0.10)	0.85	0.85	20

The accompanying notes are an integral part of these financial statements.

71

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Advisor Shares*
07/01/23	06/30/24	$41.08	(0.20)	11.27	11.07	—	—	—	$52.15	26.95%	$435,773	(0.44)%	1.00%	1.00%	35%
07/01/22	06/30/23	33.91	(0.11)	7.28	7.17	—	—	—	41.08	21.14	356,620	(0.32)	1.03	1.03	13
07/01/21	06/30/22	42.87	(0.21)	(7.84)	(8.05)	—	(0.91)	(0.91)	33.91	(19.35)	298,972	(0.50)	1.03	1.03	19
07/01/20	06/30/21	30.86	(0.18)	12.19	12.01	—	—	—	42.87	38.92	444,064	(0.48)	1.05	1.05	23
07/01/19	06/30/20	25.59	(0.09)	5.57	5.48	—	(0.21)	(0.21)	30.86	21.53	285,542	(0.35)	1.10	1.10	20
BROWN ADVISORY MID-CAP GROWTH FUND:
Institutional Shares*
07/01/23	06/30/24	13.55	(0.03)	1.98	1.95	—	—	—	15.50	14.48	69,167	(0.22)	0.82	0.84	63
07/01/22	06/30/23	12.29	(0.04)	2.11	2.07	—	(0.81)	(0.81)	13.55	17.38	71,960	(0.28)	0.82	0.83	55
07/01/21	06/30/22	19.86	(0.09)	(5.73)	(5.82)	—	(1.75)	(1.75)	12.29	(31.54)	94,754	(0.52)	0.79	0.79	48
07/01/20	06/30/21	13.86	(0.08)	6.08	6.00	—	—	—	19.86	43.03	159,180	(0.44)	0.76	0.79	48
07/01/19	06/30/20	13.14	(0.01)	0.77	0.76	—	(0.04)	(0.04)	13.86	5.68	100,367	(0.11)	0.70	0.88	35
Investor Shares*
07/01/23	06/30/24	13.42	(0.05)	1.96	1.91	—	—	—	15.33	14.23	27,757	(0.37)	0.97	0.99	63
07/01/22	06/30/23	12.20	(0.05)	2.08	2.03	—	(0.81)	(0.81)	13.42	17.26	24,419	(0.43)	0.97	0.98	55
07/01/21	06/30/22	19.76	(0.11)	(5.70)	(5.81)	—	(1.75)	(1.75)	12.20	(31.70)	22,897	(0.67)	0.94	0.94	48
07/01/20	06/30/21	13.81	(0.10)	6.05	5.95	—	—	—	19.76	42.90	33,381	(0.59)	0.91	0.94	48
07/01/19	06/30/20	13.12	(0.03)	0.76	0.73	—	(0.04)	(0.04)	13.81	5.46	28,477	(0.26)	0.85	1.03	35
BROWN ADVISORY SMALL-CAP GROWTH FUND:
Institutional Shares*
07/01/23	06/30/24	44.48	(0.06)	1.09	1.03	—	—	—	45.51	2.32	801,675	(0.14)	0.95	0.95	28
07/01/22	06/30/23	41.98	(0.06)	5.88	5.82	—	(3.32)	(3.32)	44.48	14.33	1,349,940	(0.13)	0.96	0.96	29
07/01/21	06/30/22	63.00	(0.32)	(13.47)	(13.79)	—	(7.23)	(7.23)	41.98	(24.11)	1,165,292	(0.59)	0.95	0.95	27
07/01/20	06/30/21	44.31	(0.34)	19.48	19.14	—	(0.45)	(0.45)	63.00	43.31	1,758,121	(0.61)	0.95	0.95	32
07/01/19	06/30/20	44.24	(0.20)	1.15	0.95	—	(0.88)	(0.88)	44.31	2.18	1,039,126	(0.48)	0.97	0.97	29
Investor Shares*
07/01/23	06/30/24	22.12	(0.06)	0.53	0.47	—	—	—	22.59	2.12	810,889	(0.29)	1.10	1.10	28
07/01/22	06/30/23	20.91	(0.06)	2.92	2.86	—	(1.65)	(1.65)	22.12	14.17	882,356	(0.28)	1.11	1.11	29
07/01/21	06/30/22	31.42	(0.20)	(6.71)	(6.91)	—	(3.60)	(3.60)	20.91	(24.23)	707,378	(0.74)	1.10	1.10	27
07/01/20	06/30/21	22.13	(0.21)	9.72	9.51	—	(0.22)	(0.22)	31.42	43.11	822,075	(0.76)	1.10	1.10	32
07/01/19	06/30/20	22.13	(0.13)	0.57	0.44	—	(0.44)	(0.44)	22.13	2.02	511,028	(0.63)	1.12	1.12	29
Advisor Shares*
07/01/23	06/30/24	20.93	(0.11)	0.50	0.39	—	—	—	21.32	1.86	8,053	(0.54)	1.35	1.35	28
07/01/22	06/30/23	19.83	(0.11)	2.78	2.67	—	(1.57)	(1.57)	20.93	13.91	9,644	(0.53)	1.36	1.36	29
07/01/21	06/30/22	29.88	(0.26)	(6.37)	(6.63)	—	(3.42)	(3.42)	19.83	(24.44)	9,309	(0.99)	1.35	1.35	27
07/01/20	06/30/21	21.10	(0.26)	9.25	8.99	—	(0.21)	(0.21)	29.88	42.74	14,939	(1.01)	1.35	1.35	32
07/01/19	06/30/20	21.15	(0.18)	0.55	0.37	—	(0.42)	(0.42)	21.10	1.78	12,159	(0.88)	1.37	1.37	29
BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND:
Institutional Shares*
07/01/23	06/30/24	27.68	0.25	4.16	4.41	(0.21)	(1.58)	(1.79)	30.30	16.33	724,560	0.86	0.95	0.95	44
07/01/22	06/30/23	26.09	0.20	3.09	3.29	(0.13)	(1.57)	(1.70)	27.68	12.67	588,594	0.71	0.95	0.95	35
07/01/21	06/30/22	29.65	0.09	(3.45)	(3.36)	(0.10)	(0.10)	(0.20)	26.09	(11.45)	562,382	0.29	0.95	0.95	27
07/01/20	06/30/21	19.25	0.11	10.44	10.55	(0.15)	—	(0.15)	29.65	54.97	591,096	0.43	0.95	0.95	42
07/01/19	06/30/20	24.77	0.21	(4.46)	(4.25)	(0.13)	(1.14)	(1.27)	19.25	(18.38)	336,819	0.94	0.97	0.97	56
Investor Shares*
07/01/23	06/30/24	27.62	0.20	4.15	4.35	(0.16)	(1.58)	(1.74)	30.23	16.17	626,715	0.71	1.10	1.10	44
07/01/22	06/30/23	26.04	0.16	3.08	3.24	(0.09)	(1.57)	(1.66)	27.62	12.49	591,487	0.56	1.10	1.10	35
07/01/21	06/30/22	29.60	0.04	(3.45)	(3.41)	(0.05)	(0.10)	(0.15)	26.04	(11.59)	564,689	0.14	1.10	1.10	27
07/01/20	06/30/21	19.22	0.07	10.42	10.49	(0.11)	—	(0.11)	29.60	54.74	648,403	0.28	1.10	1.10	42
07/01/19	06/30/20	24.75	0.18	(4.46)	(4.28)	(0.11)	(1.14)	(1.25)	19.22	(18.49)	432,498	0.79	1.12	1.12	56

The accompanying notes are an integral part of these financial statements.

72

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Advisor Shares*
07/01/23	06/30/24	27.42	0.13	4.11	4.24	(0.11)	(1.58)	(1.69)	29.97	15.86	3,557	0.46	1.35	1.35	44
07/01/22	06/30/23	25.86	0.09	3.07	3.16	(0.03)	(1.57)	(1.60)	27.42	12.25	2,685	0.31	1.35	1.35	35
07/01/21	06/30/22	29.43	(0.03)	(3.43)	(3.46)	(0.01)	(0.10)	(0.11)	25.86	(11.82)	3,154	(0.11)	1.35	1.35	27
07/01/20	06/30/21	19.10	0.01	10.36	10.37	(0.04)	—	(0.04)	29.43	54.37	8,125	0.03	1.35	1.35	42
07/01/19	06/30/20	24.64	0.12	(4.44)	(4.32)	(0.08)	(1.14)	(1.22)	19.10	(18.71)	4,480	0.54	1.37	1.37	56
BROWN ADVISORY SUSTAINABLE SMALL-CAP CORE FUND:
Institutional Shares*
07/01/23	06/30/24	8.81	0.02	0.91	0.93	(0.02)	—	(0.02)	9.72	10.51	70,393	0.17	0.93	1.07	32
07/01/22	06/30/23	7.74	0.01	1.06	1.07	—	(0.00)	(0.00)	8.81	13.83	51,935	0.18	0.93	1.16	66
09/30/21^	06/30/22	10.00	(0.02)	(2.24)	(2.26)	—	—	—	7.74	(22.60)	32,915	(0.22)	0.93	1.36	19
Investor Shares*
07/01/23	06/30/24	8.79	—	0.90	0.90	(0.00)	—	(0.00)	9.69	10.25	6,558	0.02	1.08	1.22	32
07/01/22	06/30/23	7.73	—	1.06	1.06	—	(0.00)	(0.00)	8.79	13.71	1,540	0.03	1.08	1.31	66
09/30/21^	06/30/22	10.00	(0.02)	(2.25)	(2.27)	—	—	—	7.73	(22.70)	812	(0.37)	1.08	1.51	19
BROWN ADVISORY SUSTAINABLE VALUE FUND:
Institutional Shares*
07/01/23	06/30/24	10.03	0.16	2.19	2.35	(0.11)	—	(0.11)	12.27	23.55	99,767	1.42	0.70	0.81	37
02/28/23^	06/30/23	10.00	0.06	(0.03)	0.03	—	—	—	10.03	0.30	50,307	1.72	0.70	1.17	7
Investor Shares*
07/01/23	06/30/24	10.02	0.14	2.18	2.32	(0.10)	—	(0.10)	12.24	23.26	634	1.27	0.85	0.96	37
02/28/23^	06/30/23	10.00	0.05	(0.03)	0.02	—	—	—	10.02	0.20	163	1.57	0.85	1.32	7
BROWN ADVISORY GLOBAL LEADERS FUND:
Institutional Shares*
07/01/23	06/30/24	22.08	0.15	3.79	3.94	(0.13)	—	(0.13)	25.89	17.88	1,926,704	0.64	0.75	0.75	15
07/01/22	06/30/23	18.24	0.13	3.83	3.96	(0.12)	—	(0.12)	22.08	21.83	1,401,528	0.66	0.76	0.76	19
07/01/21	06/30/22	22.60	0.10	(4.19)	(4.09)	(0.02)	(0.25)	(0.27)	18.24	(18.34)	1,048,587	0.45	0.75	0.75	25
07/01/20	06/30/21	16.38	0.03	6.22	6.25	(0.03)	—	(0.03)	22.60	38.17	1,149,790	0.16	0.76	0.76	14
07/01/19	06/30/20	15.24	0.07	1.13	1.20	(0.06)	—	(0.06)	16.38	7.85	605,983	0.45	0.75	0.82	27
Investor Shares*
07/01/23	06/30/24	22.00	0.11	3.77	3.88	(0.09)	—	(0.09)	25.79	17.66	32,326	0.49	0.90	0.90	15
07/01/22	06/30/23	18.18	0.10	3.82	3.92	(0.10)	—	(0.10)	22.00	21.63	77,619	0.51	0.91	0.91	19
07/01/21	06/30/22	22.54	0.07	(4.17)	(4.10)	(0.01)	(0.25)	(0.26)	18.18	(18.45)	76,150	0.30	0.90	0.90	25
07/01/20	06/30/21	16.36	—	6.20	6.20	(0.02)	—	(0.02)	22.54	37.91	95,940	0.01	0.91	0.91	14
07/01/19	06/30/20	15.23	0.05	1.12	1.17	(0.04)	—	(0.04)	16.36	7.68	66,813	0.30	0.90	0.97	27
BROWN ADVISORY SUSTAINABLE INTERNATIONAL LEADERS FUND:
Institutional Shares*
07/01/23	06/30/24	10.52	0.12	0.14	0.26	(0.05)	—	(0.05)	10.73	2.49	36,921	1.15	0.85	1.18	27
07/01/22	06/30/23	8.43	0.10	2.01	2.11	(0.02)	—	(0.02)	10.52	25.09	22,884	1.04	0.85	1.58	21
02/28/22^	06/30/22	10.00	0.06	(1.63)	(1.57)	—	—	—	8.43	(15.70)	6,221	1.96	0.85	4.26	12
Investor Shares*
07/01/23	06/30/24	10.49	0.10	0.14	0.24	(0.04)	—	(0.04)	10.69	2.27	1,873	1.00	1.00	1.33	27
07/01/22	06/30/23	8.42	0.08	2.01	2.09	(0.02)	—	(0.02)	10.49	24.88	1,463	0.89	1.00	1.73	21
02/28/22^	06/30/22	10.00	0.05	(1.63)	(1.58)	—	—	—	8.42	(15.80)	75	1.81	1.00	4.41	12

The accompanying notes are an integral part of these financial statements.

73

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
BROWN ADVISORY INTERMEDIATE INCOME FUND:
Investor Shares*
07/01/23	06/30/24	$9.60	0.32	(0.05)	0.27	(0.32)	—	(0.32)	$9.55	2.86%	$113,124	3.33%	0.49%	0.53%	27%
07/01/22	06/30/23	9.99	0.24	(0.38)	(0.14)	(0.25)	—	(0.25)	9.60	(1.44)	122,641	2.47	0.49	0.52	32
07/01/21	06/30/22	11.05	0.12	(0.94)	(0.82)	(0.14)	(0.10)	(0.24)	9.99	(7.60)	139,856	1.17	0.46	0.50	58
07/01/20	06/30/21	11.06	0.11	0.02	0.13	(0.13)	(0.01)	(0.14)	11.05	1.11	167,774	1.02	0.47	0.50	50
07/01/19	06/30/20	10.72	0.24	0.35	0.59	(0.25)	—	(0.25)	11.06	5.55	148,300	2.24	0.49	0.53	105
Advisor Shares*
07/01/23	06/30/24	9.38	0.29	(0.05)	0.24	(0.30)	—	(0.30)	9.32	2.57	3,279	3.08	0.74	0.78	27
07/01/22	06/30/23	9.76	0.21	(0.37)	(0.16)	(0.22)	—	(0.22)	9.38	(1.62)	3,139	2.22	0.74	0.77	32
07/01/21	06/30/22	10.80	0.10	(0.93)	(0.83)	(0.11)	(0.10)	(0.21)	9.76	(7.82)	3,273	0.92	0.71	0.75	58
07/01/20	06/30/21	10.82	0.08	0.01	0.09	(0.10)	(0.01)	(0.11)	10.80	0.79	3,661	0.77	0.72	0.75	50
07/01/19	06/30/20	10.49	0.21	0.34	0.55	(0.22)	—	(0.22)	10.82	5.32	3,624	1.99	0.74	0.78	105
BROWN ADVISORY SUSTAINABLE BOND FUND:
Institutional Shares*
07/01/23	06/30/24	8.60	0.35	(0.19)	0.16	(0.36)	—	(0.36)	8.40	1.90	550,052	4.15	0.41	0.41	251
07/01/22	06/30/23	9.14	0.25	(0.54)	(0.29)	(0.25)	—	(0.25)	8.60	(3.22)	723,393	2.81	0.43	0.43	277
07/01/21	06/30/22	10.42	0.14	(1.13)	(0.99)	(0.15)	(0.14)	(0.29)	9.14	(9.71)	301,917	1.43	0.44	0.44	113
07/01/20	06/30/21	10.54	0.16	0.10	0.26	(0.17)	(0.21)	(0.38)	10.42	2.44	218,476	1.56	0.45	0.45	89
07/01/19	06/30/20	10.13	0.27	0.54	0.81	(0.28)	(0.12)	(0.40)	10.54	8.14	153,472	2.63	0.48	0.48	97
Investor Shares*
07/01/23	06/30/24	8.61	0.35	(0.21)	0.14	(0.35)	—	(0.35)	8.40	1.73	8,195	4.10	0.46	0.46	251
07/01/22	06/30/23	9.14	0.24	(0.53)	(0.29)	(0.24)	—	(0.24)	8.61	(3.16)	12,829	2.76	0.48	0.48	277
07/01/21	06/30/22	10.42	0.13	(1.13)	(1.00)	(0.14)	(0.14)	(0.28)	9.14	(9.76)	12,667	1.38	0.49	0.49	113
07/01/20	06/30/21	10.54	0.16	0.10	0.26	(0.17)	(0.21)	(0.38)	10.42	2.39	5,009	1.51	0.50	0.50	89
07/01/19	06/30/20	10.13	0.26	0.54	0.80	(0.27)	(0.12)	(0.39)	10.54	8.09	2,125	2.58	0.53	0.53	97
BROWN ADVISORY MARYLAND BOND FUND:
Investor Shares*
07/01/23	06/30/24	9.79	0.28	0.08	0.36	(0.31)	—	(0.31)	9.84	3.76	168,662	2.90	0.49	0.49	22
07/01/22	06/30/23	9.80	0.24	0.02	0.26	(0.27)	—	(0.27)	9.79	2.73	163,961	2.41	0.49	0.49	51
07/01/21	06/30/22	10.88	0.19	(1.04)	(0.85)	(0.23)	—	(0.23)	9.80	(7.90)	169,565	1.79	0.47	0.47	22
07/01/20	06/30/21	10.67	0.21	0.26	0.47	(0.26)	—	(0.26)	10.88	4.41	186,483	1.94	0.48	0.48	17
07/01/19	06/30/20	10.80	0.25	(0.09)	0.16	(0.29)	—	(0.29)	10.67	1.44	176,198	2.31	0.49	0.49	37
BROWN ADVISORY TAX-EXEMPT BOND FUND:
Institutional Shares*
07/01/23	06/30/24	9.29	0.37	0.04	0.41	(0.38)	—	(0.38)	9.32	4.49	909,986	4.02	0.40	0.40	57
07/01/22	06/30/23	9.29	0.29	0.04	0.33	(0.33)	—	(0.33)	9.29	3.59	787,874	3.14	0.44	0.44	79
07/01/21	06/30/22	10.50	0.18	(1.08)	(0.90)	(0.26)	(0.05)	(0.31)	9.29	(8.75)	805,608	1.73	0.41	0.41	50
07/01/20	06/30/21	10.08	0.20	0.49	0.69	(0.27)	—	(0.27)	10.50	6.87	1,190,436	1.92	0.40	0.40	47
07/01/19	06/30/20	10.20	0.24	(0.08)	0.16	(0.28)	—	(0.28)	10.08	1.59	1,072,444	2.38	0.42	0.42	80
Investor Shares*
07/01/23	06/30/24	9.29	0.37	0.04	0.41	(0.37)	—	(0.37)	9.33	4.55	9,838	3.97	0.45	0.45	57
07/01/22	06/30/23	9.29	0.29	0.03	0.32	(0.32)	—	(0.32)	9.29	3.54	8,167	3.09	0.49	0.49	79
07/01/21	06/30/22	10.50	0.17	(1.07)	(0.90)	(0.26)	(0.05)	(0.31)	9.29	(8.80)	10,484	1.68	0.46	0.46	50
07/01/20	06/30/21	10.09	0.19	0.48	0.67	(0.26)	—	(0.26)	10.50	6.72	11,537	1.87	0.45	0.45	47
07/01/19	06/30/20	10.20	0.24	(0.07)	0.17	(0.28)	—	(0.28)	10.09	1.64	9,982	2.33	0.47	0.47	80

The accompanying notes are an integral part of these financial statements.

74

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND:
Investor Shares*
07/01/23	06/30/24	$9.06	0.32	(0.02)	0.30	(0.32)	—	(0.32)	$9.04	3.42%	$ 281,014	3.58%	0.48%	0.48%	50%
07/01/22	06/30/23	9.09	0.24	(0.03)	0.21	(0.24)	—	(0.24)	9.06	2.39	288,993	2.63	0.50	0.50	111
07/01/21	06/30/22	10.19	0.15	(1.01)	(0.86)	(0.14)	(0.10)	(0.24)	9.09	(8.60)	325,606	1.49	0.49	0.49	61
07/01/20	06/30/21	9.88	0.13	0.32	0.45	(0.13)	(0.01)	(0.14)	10.19	4.57	179,123	1.32	0.49	0.49	66
12/02/19^	06/30/20	10.00	0.08	(0.12)	(0.04)	(0.08)	—	(0.08)	9.88	(0.37)	157,032	1.45	0.55	0.55	39
BROWN ADVISORY MORTGAGE SECURITIES FUND:
Institutional Shares*
07/01/23	06/30/24	9.10	0.37	(0.21)	0.16	(0.37)	—	(0.37)	8.89	1.90	285,175	4.11	0.45	0.45	335
07/01/22	06/30/23	9.59	0.28	(0.48)	(0.20)	(0.29)	—	(0.29)	9.10	(2.06)	302,293	2.98	0.45	0.45	229
07/01/21	06/30/22	10.56	0.10	(0.92)	(0.82)	(0.15)	—	(0.15)	9.59	(7.86)	310,388	0.94	0.44	0.44	204
07/01/20	06/30/21	10.46	(0.03)	0.19	0.16	(0.06)	—	(0.06)	10.56	1.53	288,526	(0.27)	0.45	0.45	148
07/01/19	06/30/20	10.02	0.11	0.50	0.61	(0.17)	—	(0.17)	10.46	6.09	238,202	1.07	0.47	0.47	139
Investor Shares*
07/01/23	06/30/24	9.12	0.36	(0.20)	0.16	(0.37)	—	(0.37)	8.91	1.84	771	4.06	0.50	0.50	335
07/01/22	06/30/23	9.61	0.27	(0.47)	(0.20)	(0.29)	—	(0.29)	9.12	(2.11)	1,390	2.93	0.50	0.50	229
07/01/21	06/30/22	10.57	0.09	(0.91)	(0.82)	(0.14)	—	(0.14)	9.61	(7.81)	2,211	0.89	0.49	0.49	204
07/01/20	06/30/21	10.47	(0.03)	0.19	0.16	(0.06)	—	(0.06)	10.57	1.48	31,876	(0.32)	0.50	0.50	148
07/01/19	06/30/20	10.02	0.11	0.50	0.61	(0.16)	—	(0.16)	10.47	6.15	9,755	1.02	0.52	0.52	139
BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND:
Institutional Shares*
07/01/23	06/30/24	11.82	0.26	1.62	1.88	(0.16)	—	(0.16)	13.54	16.05	311,205	2.09	1.05	1.05	41
07/01/22	06/30/23	10.34	0.19	1.58	1.77	(0.21)	(0.08)	(0.29)	11.82	17.50	227,407	1.74	1.08	1.08	73
07/01/21	06/30/22	13.08	0.15	(1.68)	(1.53)	(0.11)	(1.10)	(1.21)	10.34	(12.75)	232,340	1.22	1.04	1.04	43
07/01/20	06/30/21	10.51	0.13	3.20	3.33	(0.03)	(0.73)	(0.76)	13.08	32.55	417,419	1.12	1.05	1.05	51
07/01/19	06/30/20	11.15	0.03	(0.07)	(0.04)	(0.10)	(0.50)	(0.60)	10.51	(0.66)	287,081	0.29	1.09	1.09	53
Investor Shares*
07/01/23	06/30/24	11.77	0.24	1.62	1.86	(0.14)	—	(0.14)	13.49	15.91	12,912	1.94	1.20	1.20	41
07/01/22	06/30/23	10.30	0.17	1.58	1.75	(0.20)	(0.08)	(0.28)	11.77	17.30	14,922	1.59	1.23	1.23	73
07/01/21	06/30/22	13.03	0.13	(1.67)	(1.54)	(0.09)	(1.10)	(1.19)	10.30	(12.89)	19,007	1.07	1.19	1.19	43
07/01/20	06/30/21	10.48	0.12	3.18	3.30	(0.02)	(0.73)	(0.75)	13.03	32.36	39,751	0.97	1.20	1.20	51
07/01/19	06/30/20	11.12	0.01	(0.06)	(0.05)	(0.09)	(0.50)	(0.59)	10.48	(0.77)	22,224	0.14	1.24	1.24	53
Advisor Shares*
07/01/23	06/30/24	11.60	0.21	1.59	1.80	(0.12)	—	(0.12)	13.28	15.58	2,968	1.69	1.45	1.45	41
07/01/22	06/30/23	10.17	0.14	1.56	1.70	(0.19)	(0.08)	(0.27)	11.60	17.05	2,689	1.34	1.48	1.48	73
07/01/21	06/30/22	12.88	0.10	(1.65)	(1.55)	(0.06)	(1.10)	(1.16)	10.17	(13.09)	2,387	0.82	1.44	1.44	43
07/01/20	06/30/21	10.38	0.08	3.16	3.24	(0.01)	(0.73)	(0.74)	12.88	32.01	3,728	0.72	1.45	1.45	51
07/01/19	06/30/20	11.03	(0.01)	(0.07)	(0.08)	(0.07)	(0.50)	(0.57)	10.38	(1.04)	3,816	(0.11)	1.49	1.49	53
BROWN ADVISORY EMERGING MARKETS SELECT FUND:
Institutional Shares*
07/01/23	06/30/24	10.63	0.20	1.03	1.23	(0.19)	—	(0.19)	11.67	11.74	622,254	1.81	1.09	1.09	70
07/01/22	06/30/23	10.13	0.16	0.47	0.63	(0.13)		(0.13)	10.63	6.27	537,466	1.55	1.11	1.11	69
07/01/21	06/30/22	12.57	0.14	(2.50)	(2.36)	(0.08)	—	(0.08)	10.13	(18.87)	504,216	1.25	1.10	1.10	70
07/01/20	06/30/21	8.86	0.09	3.69	3.78	(0.07)	—	(0.07)	12.57	42.71	529,908	0.78	1.12	1.12	61
07/01/19	06/30/20	9.34	0.11	(0.48)	(0.37)	(0.11)	—	(0.11)	8.86	(4.04)	267,282	1.27	1.16	1.16	62

The accompanying notes are an integral part of these financial statements.

75

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Investor Shares*
07/01/23	06/30/24	$10.62	0.18	1.03	1.21	(0.17)	—	(0.17)	$11.66	11.60%	$3,220	1.66%	1.24%	1.24%	70%
07/01/22	06/30/23	10.13	0.14	0.46	0.60	(0.11)		(0.11)	10.62	6.01	2,025	1.40	1.26	1.26	69
07/01/21	06/30/22	12.56	0.13	(2.50)	(2.37)	(0.06)	—	(0.06)	10.13	(18.93)	4,368	1.10	1.25	1.25	70
07/01/20	06/30/21	8.85	0.07	3.69	3.76	(0.05)	—	(0.05)	12.56	42.56	5,908	0.63	1.27	1.27	61
07/01/19	06/30/20	9.33	0.10	(0.49)	(0.39)	(0.09)	—	(0.09)	8.85	(4.29)	4,202	1.12	1.31	1.31	62
Advisor Shares*
07/01/23	06/30/24	10.65	0.15	1.04	1.19	(0.15)	—	(0.15)	11.69	11.32	225	1.41	1.49	1.49	70
07/01/22	06/30/23	10.16	0.12	0.46	0.58	(0.09)		(0.09)	10.65	5.76	220	1.15	1.51	1.51	69
07/01/21	06/30/22	12.60	0.10	(2.50)	(2.40)	(0.04)	—	(0.04)	10.16	(19.11)	27	0.85	1.50	1.50	70
07/01/20	06/30/21	8.87	0.04	3.70	3.74	(0.01)	—	(0.01)	12.60	42.17	24	0.38	1.52	1.52	61
07/01/19	06/30/20	9.37	0.08	(0.50)	(0.42)	(0.08)	—	(0.08)	8.87	(4.61)	52	0.87	1.56	1.56	62
BROWN ADVISORY - BEUTEL GOODMAN LARGE-CAP VALUE FUND:
Institutional Shares*
07/01/23	06/30/24	13.68	0.26	1.74	2.00	(0.25)	—	(0.25)	15.43	14.80	1,890,909	1.85	0.54	0.54	24
07/01/22	06/30/23	12.04	0.25	1.86	2.11	(0.22)	(0.25)	(0.47)	13.68	17.67	1,664,063	1.89	0.55	0.55	17
07/01/21	06/30/22	14.41	0.23	(1.42)	(1.19)	(0.20)	(0.98)	(1.18)	12.04	(8.68)	1,237,283	1.71	0.55	0.55	33
07/01/20	06/30/21	10.61	0.20	3.99	4.19	(0.39)	—	(0.39)	14.41	40.12	1,149,351	1.52	0.55	0.55	42
07/01/19	06/30/20	10.47	0.56	(0.20)	0.36	(0.10)	(0.12)	(0.22)	10.61	3.27	452,012	5.26	0.57	0.57	32
Investor Shares*
07/01/23	06/30/24	13.64	0.25	1.74	1.99	(0.25)	—	(0.25)	15.38	14.73	16,639	1.70	0.69	0.69	24
07/01/22	06/30/23	12.02	0.23	1.85	2.08	(0.21)	(0.25)	(0.46)	13.64	17.46	2,535	1.74	0.70	0.70	17
07/01/21^	06/30/22	14.41	0.21	(1.42)	(1.21)	(0.20)	(0.98)	(1.18)	12.02	(8.87)	208	1.56	0.70	0.70	33

*	Redemption fees of less than $0.005/share are not presented and are included in net realized & unrealized gains (losses) from investment operations.
^	Information presented is for the entire history of the share class.
(a)	Calculated based on average shares outstanding during the fiscal period.
(b)
Annualized for periods less than one year. Ratios include only income and expenses of the funds themselves, as presented in the Statements of Operations, and do not include any additional or pro rata amounts of income or expenses from the ownership of any other investment companies (as applicable).

(c)	Not annualized for periods less than one year. Portfolio turnover rates are calculated at the fund level (not by individual share class).
(d)	Reflects the expense ratio excluding any expense waivers or expense recoupments.
The accompanying notes are an integral part of these financial statements.

76

Notes to Financial Statements
June 30, 2024
Note 1. Organization
Brown Advisory Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-ended management investment company. The Trust offers the following series of shares (each a “Fund,” and collectively, the “Funds”):
•	Brown Advisory Growth Equity Fund (“Growth Equity Fund”) seeks to achieve capital appreciation by primarily investing in equity securities,
•	Brown Advisory Flexible Equity Fund (“Flexible Equity Fund”) seeks to achieve long-term growth of capital,
•	Brown Advisory Sustainable Growth Fund (“Sustainable Growth Fund”) seeks to achieve capital appreciation,
•	Brown Advisory Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Small-Cap Growth Fund (“Small-Cap Growth Fund”) seeks to achieve long-term capital appreciation by primarily investing in equity securities,
•	Brown Advisory Small-Cap Fundamental Value Fund (“Small-Cap Fundamental Value Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Sustainable Small-Cap Core Fund (“Sustainable Small-Cap Core Fund”) seeks to achieve long-term capital appreciation by investing primarily in equity securities of small-cap companies,
•	Brown Advisory Sustainable Value Fund (“Sustainable Value Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Global Leaders Fund (“Global Leaders Fund”) seeks to achieve long-term capital appreciation by investing primarily in global equities,
•	Brown Advisory Sustainable International Leaders Fund (“Sustainable International Leaders Fund”) seeks to achieve long-term capital appreciation by investing primarily in international equities,
•
Brown Advisory Intermediate Income Fund (“Intermediate Income Fund”) seeks to provide a high level of current income consistent with the preservation of principal within an intermediate-term maturity structure,

•
Brown Advisory Sustainable Bond Fund (“Sustainable Bond Fund”) seeks to provide a competitive total return consistent with the preservation of principal while giving special consideration to certain environmental, social and governance criteria,

•	Brown Advisory Maryland Bond Fund (“Maryland Bond Fund”) seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk,
•
Brown Advisory Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds,

•
Brown Advisory Tax-Exempt Sustainable Bond Fund (“Tax-Exempt Sustainable Bond Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds while giving special consideration to certain environmental, social, and governance criteria,

•	Brown Advisory Mortgage Securities Fund (“Mortgage Securities Fund”) seeks to maximize total return consistent with preservation of capital,
•
Brown Advisory - WMC Strategic European Equity Fund (“WMC Strategic European Equity Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in Europe,

77

Notes to Financial Statements
June 30, 2024(Continued)
•
Brown Advisory Emerging Markets Select Fund (“Emerging Markets Select Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in emerging markets, and

•	Brown Advisory - Beutel Goodman Large-Cap Value Fund (“Beutel Goodman Large-Cap Value Fund”) seeks to achieve capital appreciation.
The Funds inception dates are as follows. Operations commenced the first business day after the inception date.

Fund	Institutional Shares	Investor Shares	Advisor Shares
Growth Equity	10/19/2012	6/28/1999	5/18/2006
Flexible Equity	10/19/2012	11/30/2006	1/24/2007
Sustainable Growth	6/29/2012	6/29/2012	6/29/2012
Mid-Cap Growth	7/2/2018	10/2/2017	—
Small-Cap Growth	9/20/2002	6/28/1999	4/25/2006
Small-Cap Fundamental Value	10/19/2012	12/31/2008	7/28/2011
Sustainable Small-Cap Core	9/30/2021	9/30/2021	—
Sustainable Value	2/28/2023	2/28/2023	—
Global Leaders	10/31/2018	7/1/2015	—
Sustainable International Leaders	2/28/2022	2/28/2022	—
Intermediate Income	—	11/2/1995	5/13/1991
Sustainable Bond	7/2/2018	8/7/2017	—
Maryland Bond	—	12/21/2000	—
Tax-Exempt Bond	7/2/2018	6/29/2012	—
Tax-Exempt Sustainable Bond	—	12/2/2019	—
Mortgage Securities	5/13/2014	12/26/2013	—
WMC Strategic European Equity	10/21/2013	10/21/2013	10/21/2013
Emerging Markets Select	12/12/2012	12/12/2012	12/12/2012
Beutel Goodman Large-Cap Value	2/13/2018	6/30/2021	—

Note 2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies, which is part of U.S. GAAP.
A. Security Valuation – The Funds have adopted pricing and valuation procedures pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the Adviser serves as the Funds Valuation Designee. The Valuation Designee performs all fair value determinations along with all other responsibilities in accordance with Rule 2a-5. As Valuation Designee, the Adviser is authorized to make all necessary determinations of fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from independent pricing services are inaccurate or unreliable.
The Funds have adopted US GAAP fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).

78

Notes to Financial Statements
June 30, 2024(Continued)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Domestic Equity Securities – Domestic equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over- the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Such domestic equity securities are typically categorized as Level 1 securities. Investments in other domestic open-ended mutual funds are valued at their reported Net Asset Value (“NAV”) and are typically categorized as Level 1 securities. Investments in Exchange Traded Funds (“ETFs”) and Closed-End Funds are valued at their last reported sale price and are typically categorized as Level 1 securities.
Foreign Equity Securities – For foreign equity securities that are traded on foreign exchanges, the Funds have selected ICE Data Services (“ICE”) to provide pricing data. The use of ICE’s pricing services with respect to these foreign exchange traded securities is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds that are traded on those foreign exchanges. The Funds utilize a confidence interval when determining whether or not to utilize these prices provided by ICE. The confidence interval is a measure of the relationship that each foreign exchange traded security has to movements in various indices and the price of the foreign exchange traded security’s corresponding American Depositary Receipt, if one exists. ICE provides a confidence interval for each foreign exchange traded security for which it provides a price. If the confidence interval provided by ICE is equal to or greater than a predefined level utilized by the Funds, the Funds will value that foreign exchange traded security at that price. If the confidence interval provided by ICE is less than the predefined level utilized by the Funds, the Funds will value that foreign exchange traded security at the preceding closing price on its respective foreign exchange, or, if there were no transactions on the preceding day, at the mean between the bid and the asked prices. Such foreign securities are typically categorized as Level 2 securities. Foreign securities for which the local market closing prices are utilized are typically categorized as Level 1 securities.
Debt Securities – Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Fixed income debt instruments, such as commercial paper, banker’s acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost when the amortized cost value is determined to approximate fair value established using market-based and issuer-specific factors. Such debt securities are typically categorized as Level 2.
Exchange Traded Options – Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Such options are typically categorized as Level 2.
Futures Contracts – Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1 securities.
Forward Foreign Currency Contracts – Forward foreign currency contracts are valued at the prevailing forward exchange rates of the underlying currencies and are categorized as Level 2 securities.
Securities for which quotations are not readily available, or for which quotations are deemed to be inaccurate or unreliable, are valued at their respective fair values as determined in good faith under guidelines and procedures adopted by the Board of Trustees. These are generally considered Level 3 securities when significant unobservable

79

Notes to Financial Statements
June 30, 2024(Continued)
inputs are utilized in the determination of the fair value. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the guidelines and procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the date of this report, the Small-Cap Growth Fund and Emerging Markets Select Fund held Level 3 securities for which significant and unobservable inputs or assumptions were used in the determination of fair value. The total value of such securities held as of the date of this report was $1,119,657 or 0.1% of Small-Cap Growth Fund’s net assets and $1,848 or 0.0% of Emerging Market Select Fund’s net assets. The following is a summary of inputs used to value the Funds’ investments as of June 30, 2024:

	Level 1	Level 2	Level 3
Growth Equity Fund
Common Stocks	$1,109,581,034	$ —	$ —
Short-Term Investments	36,415,991	—	—
Total Investments	$1,145,997,025	$—	$—
Flexible Equity Fund
Common Stocks	$885,840,790	$—	$—
REIT^	7,336,123	—	—
Short-Term Investments	31,357,936	—	—
Total Investments	$924,534,849	$—	$—
Sustainable Growth Fund
Common Stocks	$9,769,898,935	$—	$—
Short-Term Investments	179,869,123	—	—
Total Investments	$9,949,768,058	$—	$—
Mid-Cap Growth Fund
Common Stocks	$93,032,657	$—	$—
REIT^	515,091	—	—
Short-Term Investments	3,276,451	—	—
Total Investments	$96,824,199	$—	$—
Small-Cap Growth Fund†
Common Stocks	$1,554,935,385	$—	$—
REIT^	24,134,979	—	—
Private Placements	—	—	1,119,657
Short-Term Investments	47,308,627	—	—
Total Investments	$1,626,378,991	$—	$1,119,657
Small-Cap Fundamental Value Fund
Common Stocks	$1,180,744,888	$—	$—
REIT^	125,053,487	—	—
Short-Term Investments	47,116,779	—	—
Total Investments	$1,352,915,154	$—	$—

80

Notes to Financial Statements
June 30, 2024(Continued)

	Level 1	Level 2	Level 3
Sustainable Small-Cap Core Fund
Common Stocks	$68,323,684	$ —	$ —
REIT^	3,392,578	—	—
Short-Term Investments	5,568,865	—	—
Total Investments	$77,285,127	$—	$—
Sustainable Value Fund
Common Stocks	$95,751,093	$—	$—
Short-Term Investments	4,555,948	—	—
Total Investments	$100,307,041	$—	$—
Global Leaders Fund
Common Stocks:
Brazil	$32,621,263	$—	$—
China	—	43,618,315	—
Denmark	—	41,970,032	—
France	—	62,489,899	—
Germany	—	118,820,992	—
India	—	60,478,123	—
Indonesia	—	37,306,586	—
Netherlands	27,623,937	48,067,306	—
Sweden	—	37,974,779	—
Switzerland	—	52,526,475	—
Taiwan	84,452,367	—	—
United Kingdom	—	152,267,198	—
United States	1,137,910,646	—	—
Short-Term Investments	23,704,471	—	—
Total Investments	$1,306,312,684	$655,519,705	$—
Sustainable International Leaders Fund
Common Stocks:
Brazil	$1,234,721	$—	$—
Canada	2,539,154	—	—
China	—	1,007,231	—
Denmark	—	723,082	—
Finland	—	1,237,452	—
France	—	3,904,378	—
Germany	—	3,349,725	—
India	1,804,328	981,259	—
Indonesia	—	1,252,687	—
Japan	—	1,601,528	—
Netherlands	—	2,640,046	—
Sweden	—	925,256	—
Switzerland	—	1,160,045	—
United Kingdom	—	10,113,461	—
United States	2,900,903	—	—
Short-Term Investments	1,127,715	—	—
Total Investments	$9,606,821	$28,896,150	$—

81

Notes to Financial Statements
June 30, 2024(Continued)

	Level 1	Level 2	Level 3
Intermediate Income Fund
U.S. Treasury Securities	$ —	$ 36,689,881	$ —
Corporate Bonds	—	29,003,956	—
Agency Residential Mortgage-Backed Securities	—	20,315,483	—
Affiliated Mutual Funds	15,322,826	—	—
Asset-Backed Securities	—	5,137,355	—
Agency Commercial Mortgage-Backed Securities	—	2,463,551	—
Non-Agency Commercial Mortgage-Backed Securities	—	742,517	—
Short-Term Investments	2,955,033	—	—
Total Investments	$18,277,859	$94,352,743	$—
Futures Contracts - Long*	$76,567	$—	$—
Futures Contracts - Short*	$(41,886)	$—	$—
Sustainable Bond Fund
Corporate Bonds	$—	$179,029,256	$—
Agency Residential Mortgage-Backed Securities	—	167,775,100	—
Foreign Government Agency Issues	—	89,595,535	—
U.S. Treasury Securities	—	82,371,763	—
Asset-Backed Securities	—	31,003,801	—
Municipal Bonds	—	8,299,399	—
Non-Agency Commercial Mortgage-Backed Securities	—	2,726,001	—
Agency Commercial Mortgage-Backed Securities	—	799,359	—
Short-Term Investments	22,039,699	798,834	—
Total Investments	$22,039,699	$562,399,048	$—
Futures Contracts - Long*	$406,199	$—	$—
Futures Contracts - Short*	$(200,049)	$—	$—
Maryland Bond Fund
Municipal Bonds	$—	$167,035,826	$—
Short-Term Investments	114,117	—	—
Total Investments	$114,117	$167,035,826	$—
Tax-Exempt Bond Fund
Municipal Bonds	$—	$907,554,408	$—
Short-Term Investments	24,275,066	—	—
Total Investments	$24,275,066	$907,554,408	$—
Tax-Exempt Sustainable Bond Fund
Municipal Bonds	$—	$272,647,134	$—
Short-Term Investments	5,813,229	—	—
Total Investments	$5,813,229	$272,647,134	$—

82

Notes to Financial Statements
June 30, 2024(Continued)

	Level 1	Level 2	Level 3
Mortgage Securities Fund
Agency Residential Mortgage-Backed Securities	$ —	$ 252,592,033	$ —
Asset-Backed Securities	—	29,728,649	—
Agency Commercial Mortgage-Backed Securities	—	11,748,827	—
Non-Agency Residential Mortgage-Backed Securities	—	1,905,996	—
Non-Agency Commercial Mortgage-Backed Securities	—	1,425,523	—
Municipal Bonds	—	410,476	—
Short-Term Investments	8,763,015	33,787,333	—
Total Investments	$8,763,015	$331,598,837	$—
Futures Contracts - Long*	$99,363	$—	$—
Futures Contracts - Short*	$(81,318)	$—	$—
WMC Strategic European Equity Fund
Common Stocks:
Austria	$—	$12,053,831	$—
Belgium	—	19,304,271	—
Czech Republic	—	2,489,099	—
Denmark	—	8,346,147	—
Finland	—	827,684	—
France	—	36,231,056	—
Germany	—	43,606,297	—
Ireland	—	8,190,649	—
Italy	—	2,620,975	—
Netherlands	—	15,569,332	—
Norway	—	2,610,808	—
Portugal	—	5,390,075	—
Spain	—	14,958,685	—
Sweden	—	14,550,794	—
Switzerland	—	18,635,229	—
United Kingdom	1,891,200	105,117,884	—
Preferred Stocks	—	3,127,649	—
Short-Term Investments	8,737,685	—	—
Total Investments	$10,628,885	$313,630,465	$—

83

Notes to Financial Statements
June 30, 2024(Continued)

	Level 1	Level 2	Level 3
Emerging Markets Select Fund†
Common Stocks:
Australia	$ —	$ 2,481,364	$ —
Brazil	21,698,578	—	—
China	10,994,185	148,878,794	—
Hungary	—	4,823,904	—
India	—	130,031,514	—
Indonesia	—	20,753,111	—
Kazakhstan	2,911,756	—	—
Russia	—	—	1,848
Singapore	5,791,594	24,170,232	—
South Africa	—	4,629,628	—
South Korea	—	93,830,839	—
Taiwan	—	92,336,781	—
Thailand	3,691,412	10,011,580	—
Turkey	—	2,628,180	—
United Arab Emirates	—	4,198,083	—
United Kingdom	—	2,537,784	—
United States	12,034,061	—	—
Vietnam	—	5,863,193	—
Preferred Stocks	11,598,026	—	—
Short-Term Investments	13,025,324	—	—
Total Investments	$81,744,936	$547,174,987	$1,848
Beutel Goodman Large-Cap Value Fund
Common Stocks	$1,827,980,920	$—	$—
Short-Term Investments	74,589,712	—	—
Total Investments	$1,902,570,632	$—	$—

^	Real Estate Investment Trusts
*	Amounts presented for Futures Contracts represent total unrealized appreciation (depreciation) as of the date of this report.
†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
B. Securities Transactions and Investment Income – Investment securities transactions are accounted for on trade date. Discounts/premiums on debt securities purchased are accreted/amortized to contractual maturity, estimated maturity, or next call date, as applicable. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes. Distributions deemed to be a return of capital are recorded as a reduction of the cost of the related investments or as realized capital gains when there is no remaining cost basis on the investments.
The Funds are subject to foreign income taxes imposed by certain countries in which they invest. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are recognized by the Funds as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain (loss) on securities in the Statements of Operations. To the extent that the Funds may have country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability recognized by the Funds are included on the Statements of Assets and Liabilities as Non-U.S. deferred tax.
C. Expenses and Share Class Allocations – Expenses directly attributable to a Fund are charged to that Fund. Expenses attributable to more than one Fund are allocated to the respective Funds on the basis of relative net assets or other appropriate methods. In Funds with multiple share classes, each share class has equal rights to earnings and assets except that each share class bears different shareholder servicing and/or Rule 12b-1 distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that share class. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized capital gains or losses on investments are allocated to each share class on the basis of relative net assets.

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Notes to Financial Statements
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D.Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. Dollar amounts on the respective dates of such transactions.
The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Some of the Funds may invest in forward foreign currency contracts. These amounts are presented separately from realized and unrealized gains and losses from investments in the financial statements.
E. Options – The Funds may invest in options. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchase by a Fund. A Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non- income producing securities. None of the Funds purchased, sold or wrote any options during the year ended June 30, 2024.
F. To-Be-Announced Securities – Some of the Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered into is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase a Fund’s exposure to interest rate risk and could also expose a Fund to counterparty default risk. In order to mitigate counterparty default risk, the Funds only enter into TBAs with counterparties for which the risk of default is determined to be remote. As a purchaser or seller of TBAs, the Funds segregate cash or cash equivalents as collateral as required in accordance with applicable industry regulations.
G. Tender Option Bonds – Maryland Bond Fund, Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund may engage in tender option bond (“TOB”) transactions up to 5% of its net assets which are accounted for by the funds as a secured borrowing. In a typical TOB transaction, a Fund or another party deposits fixed-rate municipal bonds or other securities into a special purposes entity, referred to as a tender option bond trust (a “TOB Trust”). The TOB Trust generally issues short-term floating rate interests (“Floaters”), which are generally sold to third party investors (often money market funds) and residual interests (“Residual Interests”), which are generally held by the Fund or party that contributed the securities to the TOB Trust. The interest rates payable on the Residual Interests bear an inverse relationship to the interest rate on the Floaters. The interest rate on the Floaters is reset by a remarketing process typically every 7 to 35 days. After income is paid on the Floaters at current, short- term rates, the residual income from the underlying bond held by the TOB Trust goes to the Residual Interests. If a Fund is the depositor of the municipal bonds or other securities to the TOB Trust, the Fund will receive the proceeds from the TOB Trust’s sale of the Floaters, less certain transaction costs. These proceeds may be used by the Fund to invest in other securities, which would have a leveraging effect on the Fund.
Residual Interests may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the holder of the Residual Interests bears substantially all of the underlying bond’s downside investment

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Notes to Financial Statements
June 30, 2024(Continued)
risk and also benefits from any appreciation in the value of the underlying bond. Investments in Residual Interests typically will involve greater risk than investments in the underlying municipal bond, including the risk of loss of principal. Because changes in the interest rate on the Floaters inversely affect the residual interest paid on the Residual Interests, the value of the Residual Interests is generally more volatile than that of a fixed-rate municipal bond. Floaters and Residual Interests are subject to interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest received by the Residual Interests when short-term interest rates rise, and increase the interest received when short-term interest rates fall.
The Residual Interests held by a Fund provide the Fund with the right to: (1) cause the holders of the Floaters to tender their notes at par, and (2) cause the sale of the underlying bond held by the TOB Trust, thereby collapsing the TOB Trust. A Fund may invest in a TOB Trust on either a non-recourse and recourse basis. Each Fund does not currently intend to invest in a TOB Trust on a recourse basis, although each Fund reserves the right to do so in the future. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Floaters to tender their Floaters in exchange for payment of par plus accrued interest on any business day (subject to the non- occurrence of a TOTE, as such term is defined below). Depending on the structure of the TOB Trust, the Liquidity Provider may purchase the tendered Floaters, or the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered Floaters.
The TOB Trust may also be collapsed without the consent of a Fund, as the holder of the Residual Interest, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, or a judgment or ruling that interest on the underlying municipal bond is subject to federal income taxation. Upon the occurrence of a TOTE, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the Floaters up to par plus accrued interest owed on the Floaters and a portion of gain share, if any, with the balance paid out to the holder of the Residual Interests. In the case of a mandatory termination event, as defined in the TOB Trust agreements, after the payment of fees, the holders of the Floaters would be paid before the holders of the Residual Interests (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the holders of the Floaters and the holders of the Residual Interests would be paid pro rata in proportion to the respective face values of their certificates.
Under GAAP, securities of a Fund that are deposited into a TOB Trust continue to be treated as investments of the Fund and are presented on the Fund’s Schedule of Investments and outstanding Floaters issued by a TOB Trust are presented as “Floating rate note obligations, interest and fees” in the liabilities section of the Fund’s Statement of Assets and Liabilities and also includes interest and fees associated with the floating rate obligations. Interest income from the underlying security is recorded by the Fund on an accrual basis and included as part of “Interest Income” on the Statements of Operations. Interest expense and other fees incurred on the Floaters is included on the Statement of Operations as “Interest expense and fees on floating rate note obligations”. During the year ended June 30, 2024, none of the Funds engaged in TOB transactions.
H.Distributions to Shareholders – For Maryland Bond Fund, Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund, distributions of net investment income, if any, are declared daily and paid monthly. Distributions to shareholders of net investment income, if any, are declared and paid monthly for the Intermediate Income Fund, Sustainable Bond Fund and Mortgage Securities Fund. The remaining Funds declare and pay net investment income, if any, at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date. If a Fund is involved in a reorganization in which it acquires, or is being acquired by another fund, an additional distribution of net investment income and/or capital gains may be made prior to such reorganization.
I. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

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Notes to Financial Statements
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J. Federal Taxes – Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.
The Funds recognize tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
The Funds have analyzed their tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for open tax years (2021-2023) as of June 30, 2024 or are expected to be taken in the Funds’ 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware State; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next year.
K. Redemption Fees – A shareholder who redeems or exchanges shares of the Funds within fourteen days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain exceptions. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time.
L. Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Note 3. Commitments and Other Affiliated Party Transactions
Investment Adviser – Brown Advisory LLC serves as Investment Adviser (“the Adviser”) to the Funds. Pursuant to investment advisory agreements, the Adviser receives a management fee, accrued daily and payable monthly, from each Fund at an annual rate of the Fund’s average daily net assets as follows:

Fund	Breakpoint	Annual Fee
Growth Equity and	First $1.5 billion	0.60%
Sustainable Growth	$1.5 billion to $3 billion	0.55%
	$3 billion to $6 billion	0.50%
	Over $6 billion	0.45%
Flexible Equity	First $150 million	0.50%
	$150 million to $250 million	0.45%
	$250 million to $1 billion	0.40%
	Over $1 billion	0.38%

Fund	Annual Fee
Mid-Cap Growth	0.65%
Small-Cap Growth	0.85%
Small-Cap Fundamental Value	0.85%
Sustainable Small-Cap Core	0.85%
Sustainable Value	0.60%
Global Leaders[1]	0.65%
Sustainable International Leaders[1]	0.75%
Intermediate Income	0.30%
Sustainable Bond	0.30%
Maryland Bond	0.30%
Tax-Exempt Bond	0.30%

87

Notes to Financial Statements
June 30, 2024(Continued)

Fund	Annual Fee
Tax-Exempt Sustainable Bond	0.30%
Mortgage Securities	0.30%
WMC Strategic European Equity[2]	0.90%
Emerging Markets Select[2,3]	0.90%
Beutel Goodman Large-Cap Value[4]	0.45%

[1]
Brown Advisory Limited (“BAL”) serves as sub-adviser to the Global Leaders Fund and the Sustainable International Leaders Fund and makes investment decisions on their behalf. BAL is compensated for its services by the Adviser.

[2]
Wellington Management Company LLP (“Wellington”) serves as sub-adviser to the WMC Strategic European Equity Fund and the Emerging Markets Select Fund and makes investment decisions on their behalf. Wellington is compensated for its services by the Adviser.

[3]	Pzena Investment Management, LLC (“Pzena”) serves as sub-adviser to the Emerging Markets Select Fund and makes investment decisions on its behalf. Pzena is compensated for its services by the Adviser.
[4]
Beutel, Goodman & Company Ltd. (“Beutel Goodman”) serves as sub-adviser to the Beutel Goodman Large-Cap Value Fund and makes investment decisions on its behalf. Beutel Goodman is compensated for its services by the Adviser.

These fees are reported on the Funds’ Statements of Operations as “Investment advisory fees”.
Business Management Fees – The Adviser is also entitled to receive an annual business management fee of 0.05%, accrued daily and payable monthly, of the Funds’ average daily net assets in exchange for its management and oversight of the non-investment advisory services provided to the Funds and the Trust. These fees are reported on the Funds’ Statements of Operations as “Business management fees”.
Fee Waivers and Expense Reimbursements (Operating Expense Caps) – The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses to limit total annual operating expenses as follows:

Fund(s):	Institutional Shares	Investor Shares	Advisor Shares
Growth Equity, Flexible Equity, Sustainable Growth and Mid-Cap Growth	0.82%	0.97%	1.22%
Small-Cap Growth	1.04%	1.19%	1.44%
Small-Cap Fundamental Value	1.03%	1.18%	1.43%
Sustainable Small-Cap Core	0.93%	1.08%	1.33%
Global Leaders	0.87%	1.02%	1.27%
Sustainable International Leaders	0.85%	1.00%	1.25%
Intermediate Income	0.48%	0.53%	0.78%
Sustainable Bond	0.53%	0.58%	0.83%
Maryland Bond and Mortgage Securities	0.55%	0.60%	0.85%
Tax-Exempt Bond and Tax-Exempt Sustainable Bond	0.62%	0.67%	0.92%
WMC Strategic European Equity	1.11%	1.26%	1.51%
Emerging Markets Select	1.17%	1.32%	1.57%
Sustainable Value and Beutel Goodman Large-Cap Value	0.70%	0.85%	1.10%

During the year ended June 30, 2024, the Adviser waived $17,028 in expenses for Mid-Cap Growth Fund, $92,246 in expenses for Sustainable Small-Cap Core Fund, $75,923 in expenses for Sustainable Value Fund, $104,346 in expenses for Sustainable International Leaders Fund, and $3,096 in expenses for Intermediate Income Fund. The Adviser may recoup any waived amounts from the Funds if such reimbursement does not cause the Funds to exceed its existing expense limitations or the limitation in place at the time the reduction was originally made and the amount recouped is made within three years after the date on which the Adviser waived the expense. The Funds must pay their

88

Notes to Financial Statements
June 30, 2024(Continued)
current ordinary operating expenses before the Adviser is entitled to any recoupment of previously waived fees and/or expenses. The cumulative amounts of previously waived fees that the Adviser may recoup from the Funds are shown below:

	June 30,
	2025	2026	2027	Total
Mid-Cap Growth Fund	$—	$11,288	$17,028	$28,316
Sustainable Small-Cap Core Fund	89,225	96,918	92,246	278,389
Sustainable Value Fund	N/A	56,368	75,923	132,291
Sustainable International Leaders Fund	59,952	110,385	104,346	274,683
Intermediate Income Fund	—	—	3,096	3,096

Distribution – ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter for shares of the Funds and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.
Rule 12b-1 Distribution Fees – Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act (“Distribution Plan”), each Fund pays ALPS Distributors, Inc. (the “Distributor”), or any other entity as authorized by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities an aggregate fee equal to 0.25% of the average daily net assets of Advisor Shares for each Fund. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to financial intermediaries or other persons, including the Adviser, for any distribution or service activity. These fees are reported in the Funds’ Statements of Operations as “Distribution fees – Advisor Shares”.
Shareholder Servicing Fees – The Trust has also adopted a Shareholder Service Plan under which each Fund may pay a fee of up to 0.15% of the average daily net assets of each Fund’s Investor and Advisor Shares (except for the Intermediate Income Fund, Sustainable Bond Fund, Maryland Bond Fund, Tax-Exempt Bond Fund, Tax-Exempt Sustainable Bond Fund and Mortgage Securities Fund, which may pay a fee of up to 0.05%) for shareholder services provided to the Funds by financial institutions, including the Adviser. The Adviser serves as the shareholder servicing agent of the Funds. These fees are reported in the Funds’ Statements of Operations as “Service fees – Investor Shares” and “Service fees – Advisor Shares”.
Investments in Affiliates – Intermediate Income Fund – The Intermediate Income Fund and Mortgage Securities Fund are considered affiliates since Brown Advisory LLC is the Adviser to both of the Funds. In seeking to achieve its investment objective, the Intermediate Income Fund invests a portion of its assets into the Mortgage Securities Fund. As of June 30, 2024, the Intermediate Income Fund owned shares of the Mortgage Securities Fund with a total value of $15,322,826 or 13.2% of the Intermediate Income Fund’s net assets.
The Intermediate Income Fund has entered into a Fee Waiver Agreement (the “Agreement”) with the Adviser. Per the Agreement, the Intermediate Income Fund will waive Advisory Fees in an amount equal to the Advisory Fees earned by the Mortgage Securities Fund on the assets invested into it by the Intermediate Income Fund. For example, if the Intermediate Income Fund owned $10,000,000 worth of the Mortgage Securities Fund for an entire year, it would waive, on an annual basis, $30,000 in Advisory Fees ($10,000,000 multiplied by 0.30%, the annual Advisory Fee ratio for the Mortgage Securities Fund). For the year ended June 30, 2024, the Intermediate Income Fund waived $44,580 in Advisory Fees per the terms of the Agreement. This is a permanent waiver of fees and these waived fees may not be recouped by the Adviser at any time in the future.
See the table below for details of the Intermediate Income Fund’s investment in the Mortgage Securities Fund Institutional Shares for the year ended June 30, 2024:

Beginning Market Value 06/30/2023	Purchases	Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 06/30/2024	Dividend Income	Capital Gain Distributions	Shares Owned at 06/30/2024
$15,057,017	$605,000	$ —	$ —	$(339,191)	$15,322,826	$627,096	$ —	1,723,602

Other Service Providers – U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator

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Notes to Financial Statements
June 30, 2024(Continued)
(“Administrator”), and in that capacity, performs various administrative services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. Certain officers of the Trust are employees of Fund Services and the Funds’ custodian, U.S. Bank, N.A., is an affiliate of the Administrator. Fees paid to Fund Services and U.S. Bank, N.A. for its service can be found in the Statements of Operations as “Administration, accounting and transfer agent fees” and “Custodian fees”, respectively. Additional amounts for miscellaneous expenses may be paid by the Funds to Fund Services and included in “Miscellaneous expenses” in the Statements of Operations.
Rule 17a-7 Transactions – Each Fund is permitted to purchase and sell securities to certain affiliated parties under specified conditions outlined in procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. Pursuant to these procedures, during the year ended June 30, 2024, the WMC Strategic European Equity Fund engaged in such securities sales of $683,842, resulting in realized loss of $214,603. These transactions are included in the purchases and sales table in Note 4.
Note 4. Purchases and Sales of Securities
The cost of purchases and the proceeds from sales of investments (including maturities), other than short-term investments, for the year ended June 30, 2024 were as follows:

Fund	Purchases	Sales
Growth Equity	$605,898,062	$2,317,739,249
Flexible Equity	131,735,105	118,333,594
Sustainable Growth	3,119,467,701	3,018,718,573
Mid-Cap Growth	57,536,282	67,474,559
Small-Cap Growth	545,243,029	1,088,285,403
Small-Cap Fundamental Value	544,766,645	538,218,301
Sustainable Small-Cap Core	37,763,418	19,177,304
Sustainable Value	61,271,913	24,377,624
Global Leaders	453,992,592	249,110,642
Sustainable International Leaders	20,941,175	8,362,243
Intermediate Income	29,697,679	30,856,098
Sustainable Bond	1,557,984,008	1,664,467,514
Maryland Bond	49,290,463	36,115,070
Tax-Exempt Bond	594,662,194	474,195,449
Tax-Exempt Sustainable Bond	142,082,592	149,186,312
Mortgage Securities	991,586,253	981,189,470
WMC Strategic European Equity	154,717,226	111,990,459
Emerging Markets Select	425,506,484	392,707,224
Beutel Goodman Large-Cap Value	402,046,091	402,084,480

Purchases and sales of U.S. Government securities are included in the totals above and include U.S. Treasury Bonds and Notes. The Funds listed below purchased and sold U.S. Government securities for the year ended June 30, 2024 as follows:

Fund	Purchases	Sales
Intermediate Income	$2,853,469	$5,589,465
Sustainable Bond	65,718,368	68,526,539
Mortgage Securities	—	4,374,654

90

Notes to Financial Statements
June 30, 2024(Continued)
Note 5. Federal Income Tax and Distribution Information
At June 30, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Growth Equity Fund	Flexible Equity Fund	Sustainable Growth Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	Small-Cap Fundamental Value Fund
Cost of investments	$599,396,126	$391,735,343	$6,151,827,017	$74,390,832	$1,327,081,589	$1,096,593,573
Unrealized appreciation	572,414,545	537,049,378	3,930,742,709	26,147,287	421,239,474	347,535,805
Unrealized depreciation	(25,813,646)	(4,249,872)	(132,801,668)	(3,713,920)	(120,822,415)	(91,214,224)
Net unrealized app (dep)	546,600,899	532,799,506	3,797,941,041	22,433,367	300,417,059	256,321,581
Undistributed income	43,031,519	5,538,581	—	—	6,116,971	25,482,636
Undistributed capital gains	391,342,200	25,678,691	394,648,811	—	73,104,332	106,156,824
Total undistributed earnings	434,373,719	31,217,272	394,648,811	—	79,221,303	131,639,460
Other accumulated gains (losses)	—	—	(8,748,987)	(5,481,865)	—	—
Total distributable earnings (losses)	$980,974,618	$564,016,778	$4,183,840,865	$16,951,502	$379,638,362	$387,961,041

	Sustainable Small-Cap Core Fund	Sustainable Value Fund	Global Leaders Fund	Sustainable International Leaders Fund	Intermediate Income Fund	Sustainable Bond Fund
Cost of investments	$74,797,359	$86,202,529	$1,339,929,197	$33,967,562	$120,794,989	$600,863,626
Unrealized appreciation	12,071,678	15,934,934	684,548,622	6,282,083	171,583	2,730,756
Unrealized depreciation	(9,583,910)	(1,830,422)	(62,645,430)	(1,746,674)	(8,335,970)	(19,155,635)
Net unrealized app (dep)	2,487,768	14,104,512	621,903,192	4,535,409	(8,164,387)	(16,424,879)
Undistributed income	63,438	1,260,322	9,157,352	331,789	260,141	1,537,387
Undistributed capital gains	190,242	—	—	—	—	—
Total undistributed earnings	253,680	1,260,322	9,157,352	331,789	260,141	1,537,387
Other accumulated gains (losses)	—	—	(6,015,831)	(226,636)	(9,992,079)	(122,039,096)
Total distributable earnings (losses)	$2,741,448	$15,364,834	$625,044,713	$4,640,562	$(17,896,325)	$(136,926,588)

91

Notes to Financial Statements
June 30, 2024(Continued)

	Maryland Bond Fund	Tax-Exempt Bond Fund	Tax-Exempt Sustainable Bond	Mortgage Securities Fund	WMC Strategic European Equity Fund	Emerging Markets Select Fund
Cost of investments	$173,801,652	$932,598,265	$289,165,385	$357,859,623	$273,203,177	$530,799,175
Unrealized appreciation	1,436,303	22,104,556	2,000,210	898,658	72,382,337	146,835,288
Unrealized depreciation	(8,088,012)	(22,873,347)	(12,705,232)	(18,396,429)	(21,326,164)	(48,712,692)
Net unrealized app (dep)	(6,651,709)	(768,791)	(10,705,022)	(17,497,771)	51,056,173	98,122,596
Undistributed income	362,623^	2,439,852^	682,662^	826,318	7,817,241	11,449,313
Undistributed capital gains	—	—	—	—	2,068,798	—
Total undistributed earnings	362,623	2,439,852	682,662	826,318	9,886,039	11,449,313
Other accumulated gains (losses)	(7,569,774)	(92,099,960)	(15,737,948)	(31,088,228)	(69,524)	(84,470,611)
Total distributable earnings (losses)	$(13,858,860)	$(90,428,899)	$(25,760,308)	$(47,759,681)	$60,872,688	$25,101,298

Beutel Goodman Large-Cap Value Fund
Cost of investments	$1,598,820,623
Unrealized appreciation	391,821,089
Unrealized depreciation	(88,071,080)
Net unrealized app (dep)	303,750,009
Undistributed income	21,387,010
Undistributed capital gains	74,714,139
Total undistributed earnings	96,101,149
Other accumulated gains (losses)	—
Total distributable earnings (losses)	$399,851,158

^	Represents income that is exempt from federal income taxes.

92

Notes to Financial Statements
June 30, 2024(Continued)
At June 30, 2024 the differences between tax basis and book basis amounts were primarily due to wash sales, post-October losses, post-December ordinary losses, timing differences related to the amortization of premium on certain fixed income securities, and distributions payable.
At June 30, 2024, the following capital loss carryforwards and tax deferrals were available and outstanding, respectively:

	Capital Loss Carryforwards (Non-Expiring)			Tax Deferrals
Fund	Short-Term	Long-Term	Total	Post-October Capital Losses	Post-December Ordinary Losses
Growth Equity	$—	$—	$—	$ —	$—
Flexible Equity	—	—	—	—	—
Sustainable Growth	—	—	—	—	(8,748,987)
Mid-Cap Growth	(5,309,932)	—	(5,309,932)	—	(171,933)
Small-Cap Growth	—	—	—	—	—
Small-Cap Fundamental Value	—	—	—	—	—
Sustainable Small-Cap Core	—	—	—	—	—
Sustainable Value	—	—	—	—	—
Global Leaders	(3,371,670)	(2,631,740)	(6,003,410)	—	—
Sustainable International Leaders	(226,375)	—	(226,375)	—	—
Intermediate Income	(3,409,349)	(6,349,024)	(9,758,373)	—	—
Sustainable Bond	(60,551,555)	(60,143,615)	(120,695,170)	—	—
Maryland Bond	(222,050)	(6,985,111)	(7,207,161)	—	—
Tax-Exempt Bond	(27,292,814)	(62,367,697)	(89,660,511)	—	—
Tax-Exempt Sustainable Bond	(3,703,909)	(11,351,331)	(15,055,240)	—	—
Mortgage Securities	(25,429,650)	(4,929,101)	(30,358,751)	—	—
WMC Strategic European Equity	—	—	—	—	—
Emerging Markets Select	(41,528,256)	(31,314,311)	(72,842,567)	—	—
Beutel Goodman Large-Cap Value	—	—	—	—	—

93

Notes to Financial Statements
June 30, 2024(Continued)
Distributions during the fiscal periods ended as noted were characterized for tax purposes as follows:

	Tax Exempt Income		Ordinary Income		Long-Term Capital Gain^
Fund	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Growth Equity	$—	$—	$—	$—	$150,454,901	$154,275,441
Flexible Equity	—	—	2,099,783	1,834,982	18,908,484	20,267,064
Sustainable Growth	—	—	633,371	10,470	427	—
Mid-Cap Growth	—	—	—	—	—	6,173,357
Small-Cap Growth	—	—	—	—	—	151,387,604
Small-Cap Fundamental Value	—	—	8,209,043	4,527,234	67,260,302	63,667,844
Sustainable Small-Cap Core	—	—	104,510	440	—	176
Sustainable Value	—	—	659,597	—	—	—
Global Leaders	—	—	8,773,970	7,386,738	—	—
Sustainable International Leaders	—	—	153,689	38,904	—	—
Intermediate Income	—	—	3,968,874	3,282,894	—	—
Sustainable Bond	—	—	24,951,274	9,471,969	—	—
Maryland Bond	5,095,216	4,470,119	198,465	137,349	—	—
Tax-Exempt Bond	31,623,163	24,497,918	2,643,317	1,843,194	—	—
Tax-Exempt Sustainable Bond	9,552,568	7,295,855	834,512	663,595	—	—
Mortgage Securities	—	—	12,150,981	9,691,538	—	—
WMC Strategic European Equity	—	—	3,666,703	3,633,267	—	1,383,176
Emerging Markets Select	—	—	9,953,477	6,117,691	—	—
Beutel Goodman Large-Cap Value	—	—	30,539,664	36,650,998	—	15,444,813

^
Designated as a long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3). The Funds, as applicable, have also designated earnings and profits distributed to shareholders on the redemption of shares as capital gains in order to reduce earningsand profits of the Fund related to net capital gains to zero as of the date of this report.

U.S GAAP requires that certain components of net assets (presented on the Statements of Assets and Liabilities) be reclassified forpermanent differences between financial reporting and tax reporting. These reclassifications are primarily the result of net operating losses, investments in real estate investment trusts, foreign currency transactions, distribution reclassifications, equalization, and income adjustments to asset-backed security transactions. These reclassifications have no impact on the net assets of the Funds or the Funds’ NAV’s. For the year ended June 30, 2024, the following reclassifications were made:

Fund	Paid-in Capital	Distributable Earnings (Loss)
Growth Equity	$291,482,902	$(291,482,902)
Flexible Equity	1,715,445	(1,715,445)
Sustainable Growth	20,806,269	(20,806,269)
Mid-Cap Growth	(790,117)	790,117
Small-Cap Growth	8,293,739	(8,293,739)
Small-Cap Fundamental Value	8,732,407	(8,732,407)
Sustainable Small-Cap Core	182	(182)
Sustainable Value	—	—
Global Leaders	—	—
Sustainable International Leaders	—	—

94

Notes to Financial Statements
June 30, 2024(Continued)

Fund	Paid-in Capital	Distributable Earnings (Loss)
Intermediate Income	$—	$—
Sustainable Bond	—	—
Maryland Bond	—	—
Tax-Exempt Bond	—	—
Tax-Exempt Sustainable Bond	—	—
Mortgage Securities	—	—
WMC Strategic European Equity	393,708	(393,708)
Emerging Markets Select	—	—
Beutel Goodman Large-Cap Value	4,670,964	(4,670,964)

Note 6. Futures Contracts
The Intermediate Income Fund, Sustainable Bond Fund, and Mortgage Securities Fund invested in futures contracts during the year ended June 30, 2024. At the time a Fund purchases or enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the terms of the contract. This collateral may consist of cash and/or securities (generally U.S. Treasury Bills). Thereafter, in connection with changes in the value of the futures contracts, the Funds may send or receive collateral to or from the broker. Such amounts are included on the Statements of Assets and Liabilities as “Cash deposit at broker – futures contracts” or “Cash collateral from broker – futures contracts”. Securities pledged as collateral, ifthere are any, are included on the Statements of Assets and Liabilities as part of “Total investments, at value”. These securities are also tickmarked on the Schedules of Investments as being pledged in connection with open futures contracts.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in the value of the contract. These daily fluctuations are known as variation margin and are recorded by the Fund as unrealized gains or losses on futures contracts. When these futures contracts are closed, realized gains or losses on futures contracts are recorded by the Fund. The realized gains or losses are reported in the Statement of Operations as net realized gains or losses from futures contracts. Depending upon the agreement with the broker, the Funds may or may not settle variation margin daily. The Funds attempt to mitigate counterparty credit risk by only entering into futures contracts with brokers that the Funds believe have the financial resources to honor their obligations and by monitoring the financial stability of these brokers. The “Notional Amount” of futures contracts shown on the Schedule of Investments represents the notional value of the futures contracts on the day they were opened. The “Notional Value” of futures contracts shown on the Schedule of Investments represents the notional value of the futures contracts as of the date of this report. For long futures contracts, an excess of Notional Value over Notional Amount results in unrealized appreciation on the futures contract (and an excess of Notional Amount over Notional Value results in unrealized depreciation on the futures contract). The opposite is true for short futures contracts. For futures contracts denominated in foreign currencies, both the Notional Amount and Notional Value have been translated into U.S. Dollars as of the date of this report. These unrealized appreciation (depreciation) amounts represent the net impact on a Fund’s net assets as a result of open futures contracts as of the date of this report. The use of long futures contracts by the Funds subjects them to a risk of loss in excess of the gross unrealized appreciation and/or gross unrealized depreciation amounts shown on the Statements of Assets and Liabilities and up to the total Notional Amount of the futures contract as shown on the Schedule of Investments. The use of short futures contracts by the Funds subjects them to a risk of loss in excess of the gross unrealized appreciation and/or gross unrealized depreciation amounts shown on the Statements of Assets and Liabilities and, hypothetically, up to an unlimited amount of loss that could exceed the Notional Amount of the futures contracts as shown on the Schedules of Investments.

95

Notes to Financial Statements
June 30, 2024(Continued)
During the year ended June 30, 2024, investments in futures contracts were as follows:

		Average Notional Value Outstanding
Fund	Risk Type	Long Futures Contracts	Short Futures Contracts
Intermediate Income	Interest Rate	$24,830,485	$(8,052,226)
Sustainable Bond	Interest Rate	100,141,527	(46,606,634)
Mortgage Securities	Interest Rate	21,038,583	(13,328,054)

Investment in long futures contracts increases a Fund’s exposure to interest rate risk, while investment in short futures contracts serves to reduce a Fund’s exposure to interest rate risk. Assets and/or liabilities related to futures contracts were not subject to an arrangement wherein those assets and/or liabilities were, or could have been, settled on a net basis with any other derivative related obligations.
Note 7. Line of Credit
As of June 30, 2024, Brown Advisory Funds has a secured line of credit of up to $100,000,000 with U.S. Bank, N.A. The interest rate on the line of credit as of the date of this report was 8.50% (prime rate). The following table shows the details of the Funds’ borrowing activity during the year ended June 30, 2024. Funds that are not listed did not utilize the line of credit during the period.

Fund	Maximum Outstanding Balance	Average Daily Balance	Total Interest Expense Incurred	Average Annual Interest Rate
Sustainable Bond	$4,033,000	$11,019	$952	8.50%

Note 8. Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition through the date the financial statements were issued. No material events or transactions occurred subsequent to June 30, 2024 that would require recognition or disclosure in these financial statements.
Note 9. Restatement
Prior to the issuance of the Emerging Market Select Fund’s June 30, 2025 financial statements, it was determined that the accrual for non-U.S. deferred taxes was understated as of June 30, 2024.
As a result, the Emerging Markets Select Fund has restated its Schedule of Investments and Statement of Assets and Liabilities as of June 30, 2024, and its Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights for the year ended June 30, 2024. There was no change to the cost and value of investments presented in the Schedule of Investments as of June 30, 2024, although the percentages of the categories of investments has been changed due to the change in net assets. Information in Note 5. Federal Income Tax and Distribution Information was updated and Note 9. Restatement and Note 10. Remediation Plan was added as part of the restatement.
The following tables present previously reported balances and restated balances after the adjustment for the non-U.S. deferred tax liability:

Statement of Assets and Liabilities	As Previously Reported	As Restated
Liabilities:
Non-U.S. deferred tax	$—	$ 5,657,061.00
Total Liabilities	3,708,347	9,365,408
Net Assets	$ 631,356,791	$625,699,730
Components of Net Assets
Paid-in capital	$ 600,598,432	$600,598,432
Total distributable earnings	30,758,359	25,101,298
Net Assets	$ 631,356,791	$625,699,730

96

Notes to Financial Statements
June 30, 2024(Continued)

Statement of Assets and Liabilities	As Previously Reported	As Restated
Computation of Net Asset Value
Institutional Shares
Net assets	$ 627,880,401	$ 622,254,489
Shares outstanding	53,316,163	53,316,163
Net asset value per share	$11.78	$11.67
Investor Shares
Net assets	$3,249,293	$3,220,179
Shares outstanding	276,201	276,201
Net asset value per share	$11.76	$11.66
Advisor Shares
Net assets	$227,097	$225,062
Shares outstanding	19,253	19,253
Net asset value per share	$11.80	$11.69

Statement of Operations	As Previously Reported	As Restated
Net change in unrealized appreciation (depreciation) on:
Non-U.S. deferred tax on unrealized appreciation	$—	$(5,657,061)
Net change in unrealized appreciation (depreciation):	57,599,446	51,942,385
Net realized and unrealized gain (loss)	59,481,297	53,824,236
Increase in Net Assets From Operations	$ 69,869,970	$ 64,212,909

Statement of Changes in Net Assets	As Previously Reported	As Restated
Net change in unrealized appreciation (depreciation)	$57,599,466	$51,942,385
Increase in net assets from operations	$69,869,970	$64,212,909
Increase in net assets	$91,645,955	$85,988,894
Net assets - end of period	$ 631,356,791	$ 625,699,730

Financial Highlights	As Previously Reported	As Restated
Institutional Shares
From investment operations, for a share outstanding throughout each fiscal period from:
Net realized & unrealized gains (losses)	$1.14	$1.03
Total from investment operations	1.34	1.23
Net asset value, end of period	11.78	11.67
Total return	12.78%	11.74%
Net assets at end of period (000’s)	$ 627,880	$ 622,254
Investor Shares
From investment operations, for a share outstanding throughout each fiscal period from:
Net realized & unrealized gains (losses)	$1.13	$1.03
Total from investment operations	1.31	1.21
Net asset value, end of period	11.76	11.66
Total return	12.54%	11.60%
Net assets at end of period (000’s)	$3,249	$3,220

97

Notes to Financial Statements
June 30, 2024(Continued)

Financial Highlights	As Previously Reported	As Restated
Advisor Shares
From investment operations, for a share outstanding throughout each fiscal period from:
Net realized & unrealized gains (losses)	$1.15	$1.04
Total from investment operations	1.30	1.19
Net asset value, end of period	11.80	11.69
Total return	12.36%	11.32%
Net assets at end of period (000’s)	$227	$225

Note 5. Federal Income Tax and Distribution Information	As Previously Reported	As Restated
Other accumulated gains (losses)	$(78,813,550)	$(84,470,611)
Total distributable earnings (losses)	$30,758,359	$25,101,298

Note 10. REMEDIATION PLAN
Subsequent to period end, the Emerging Markets Select Fund (“the Fund”) determined that the non-U.S. deferred tax liability included in the calculation of the net asset values per share (“NAV”) upon which the shareholders transacted had not been properly accounted for during the period of this report (“overstatement period”). As a result, the Fund’s NAVs have been corrected during certain days of the overstatement period.
The Fund’s investment adviser, Brown Advisory LLC (the “Adviser”), along with the Fund’s other service providers, is assessing the extent to which shareholders who transacted in the Fund during the overstatement period were negatively impacted by the understatement of the Fund’s non-U.S. deferred tax liability, including the Fund’s overpayment of asset-based fees to affiliates. A remediation plan is being prepared that contemplates payments to shareholders whose accounts or transactions were negatively impacted by the overstatement of the NAVs during the overstatement period. The method of determining the actual remediation payments to be paid to individual shareholders is subject to various factors that are not yet certain and information that is not yet readily available, including retrieval of beneficial owner data for Fund shares held in omnibus accounts. The Fund’s Board of Trustees (the “Board”) has directed the Adviser to proceed with the remediation plan with any remediation payments to be made directly to affected shareholders outside of the Fund. Accordingly, all shareholder remediation payments are intended to be made directly to affected shareholders and not to the Fund and therefore no provision for such remediation payments have been made in the Fund’s financial statements. No remediation payments will be made by the Fund.

98

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2024
To the Shareholders and Board of Trustees
Brown Advisory Funds
Baltimore, MD
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Brown Advisory Growth Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Mid-Cap Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Sustainable Small-Cap Core Fund, Brown Advisory Sustainable Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory Sustainable International Leaders Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Sustainable Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax-Exempt Bond Fund, Brown Advisory Tax-Exempt Sustainable Bond Fund, Brown Advisory Mortgage Securities Fund, Brown Advisory – WMC Strategic European Equity Fund, Brown Advisory Emerging Markets Select Fund and Brown Advisory – Beutel Goodman Large-Cap Value Fund (the “Funds”), each a series of Brown Advisory Funds (the “Trust”), including the schedules of investments, as of June 30, 2024, the related statements of operations, the statement of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Brown Advisory Funds	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Brown Advisory Growth Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Mid-Cap Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Sustainable Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax-Exempt Bond Fund, Brown Advisory Mortgage Securities Fund, Brown Advisory – WMC Strategic European Equity Fund, Brown Advisory Emerging Markets Select Fund, Brown Advisory – Beutel Goodman Large-Cap Value Fund
	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the five years in the period ended June 30, 2024
Brown Advisory Tax-Exempt Sustainable Bond Fund	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the four years in the period ended June 30, 2024 and the period from December 2, 2019 (commencement of operations) through June 30, 2020

99

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2024(Continued)

Individual Funds constituting Brown Advisory Funds	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Brown Advisory Sustainable Small-Cap Core Fund	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the two years in the period ended June 30, 2024 and for the period from September 30, 2021 (commencement of operations) through June 30, 2022
Brown Advisory Sustainable International Leaders Fund	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the two years in the period ended June 30, 2024 and for the period from February 28, 2022 (commencement of operations) through June 30, 2022
Brown Advisory Sustainable Value Fund	For the year ended June 30, 2024	For the year ended June 30, 2024 and for the period from February 28, 2023 (commencement of operations) through June 30, 2023	For the year ended June 30, 2024 and for the period from February 28, 2023 (commencement of operations) through June 30, 2023

Correction of a Material Misstatement
As discussed in Note 9 to the financial statements, the accompanying 2024 financial statements have been restated to correct a misstatement.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2008.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 28, 2024 (September 17, 2025 as to the effects of the restatement discussed in Note 9)

100

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. In connection with the original filing and within 90 days prior to the filing date on September 6, 2024, management carried out an evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures and concluded they were effective. Subsequent to the original filing, a material error was identified in the registrant’s 2024 financial statements related to a non-U.S. deferred tax liability. The principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were not effective for the Brown Advisory Emerging Markets Select Fund due to a material weakness in the design of controls over the recognition of the non-U.S. deferred tax liability. The controls failed to adequately monitor when the amount of net unrealized appreciation on certain foreign securities would trigger the need to recognize a non-U.S. deferred tax liability.

The registrant has implemented enhancements to its disclosure controls and procedures to remediate the material weakness described above.

(b)	Other than the enhancements to controls noted above that were implemented subsequent to the original filing, there have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act) during the period covered by this report and subsequent to the date of their evaluation in connection with the preparation of this Form N-CSR/A that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brown Advisory Funds

By (Signature and Title)*	/s/ Paul J. Chew
Paul J. Chew, Principal Executive Officer

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul J. Chew
Paul J. Chew, Principal Executive Officer

Date:	September 22, 2025

By (Signature and Title)*	/s/ Jason T. Meix
Jason T. Meix, Principal Financial Officer

Date:	September 22, 2025

*	Print the name and title of each signing officer under his or her signature.